UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class C : FMCEX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 170	1.69%
What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	0.50%	9.30%	9.37%
Class C	1.48%	9.30%	9.37%
S&P MidCap 400® Index	-0.23%	10.49%	10.24%
S&P 500® Index	15.00%	15.28%	14.63%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.2
Financials	15.9
Information Technology	14.1
Consumer Discretionary	11.3
Health Care	9.0
Real Estate	6.8
Materials	4.5
Consumer Staples	4.4
Energy	4.1
Utilities	3.5
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Puerto Rico - 1.1
Japan - 1.1
United Kingdom - 0.7
France - 0.7
Chile - 0.6
Canada - 0.5
Finland - 0.5
Grand Cayman (UK Overseas Ter) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Coherent Corp	1.9
Bancorp Inc/The	1.6
XPO Inc	1.5
Wesco International Inc	1.5
ITT Inc	1.4
Flowserve Corp	1.3
Carpenter Technology Corp	1.3
Twilio Inc Class A	1.2
CACI International Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
14.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914093.101    484-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class A : FMCDX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.94%
What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-3.65%	8.85%	9.40%
Class A (without 5.75% sales charge)	2.23%	10.15%	10.05%
S&P MidCap 400® Index	-0.23%	10.49%	10.24%
S&P 500® Index	15.00%	15.28%	14.63%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.2
Financials	15.9
Information Technology	14.1
Consumer Discretionary	11.3
Health Care	9.0
Real Estate	6.8
Materials	4.5
Consumer Staples	4.4
Energy	4.1
Utilities	3.5
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Puerto Rico - 1.1
Japan - 1.1
United Kingdom - 0.7
France - 0.7
Chile - 0.6
Canada - 0.5
Finland - 0.5
Grand Cayman (UK Overseas Ter) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Coherent Corp	1.9
Bancorp Inc/The	1.6
XPO Inc	1.5
Wesco International Inc	1.5
ITT Inc	1.4
Flowserve Corp	1.3
Carpenter Technology Corp	1.3
Twilio Inc Class A	1.2
CACI International Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
14.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914091.101    251-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class Z : FZAOX

This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 85	0.83%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, most notably in the health care sector. Also hurting our result were picks in materials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was a non-benchmark stake in Wix.com (-57%). An overweight in Simply Good Foods (-51%), where we increased our stake this period, hurt as well. Not owning Credo Technology, a benchmark component that gained 263%, was another negative.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the financial services industry. Picks in industrials, capital goods firms in particular, as well as consumer discretionary, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sterling Infrastructure (+76%), one of our biggest holdings. Outsized exposure to Fabrinet (+94%) also helped. The stock was one of the fund's largest holdings. An overweight in IES Holdings (+82%), a stake we established this period, proved advantageous as well. The stock was one of our biggest holdings at the end of November.
•Notable changes in positioning included decreased exposure to the consumer discretionary sector and a higher allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	3.99%	10.97%	9.39%
Russell 2000® Index	4.09%	7.99%	9.12%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,063,100,027
Number of Holdings	146
Total Advisory Fee	$18,166,528
Portfolio Turnover	34%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.1
Financials	18.2
Health Care	15.5
Information Technology	14.5
Consumer Discretionary	8.6
Energy	6.2
Materials	5.4
Real Estate	5.0
Consumer Staples	2.5
Utilities	2.4
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 4.5
Thailand - 1.8
United Kingdom - 1.7
Israel - 1.2
Netherlands - 0.5
Japan - 0.4
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.9
Fabrinet	1.8
Sanmina Corp	1.8
PennyMac Financial Services Inc	1.6
Sterling Infrastructure Inc	1.6
Nextpower Inc Class A	1.5
Carpenter Technology Corp	1.5
TD SYNNEX Corp	1.5
IES Holdings Inc	1.5
Ensign Group Inc/The	1.4
16.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914069.101    2540-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class M : FSCTX

This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 148	1.45%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, most notably in the health care sector. Also hurting our result were picks in materials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was a non-benchmark stake in Wix.com (-57%). An overweight in Simply Good Foods (-51%), where we increased our stake this period, hurt as well. Not owning Credo Technology, a benchmark component that gained 263%, was another negative.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the financial services industry. Picks in industrials, capital goods firms in particular, as well as consumer discretionary, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sterling Infrastructure (+76%), one of our biggest holdings. Outsized exposure to Fabrinet (+94%) also helped. The stock was one of the fund's largest holdings. An overweight in IES Holdings (+82%), a stake we established this period, proved advantageous as well. The stock was one of our biggest holdings at the end of November.
•Notable changes in positioning included decreased exposure to the consumer discretionary sector and a higher allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-0.24%	9.50%	8.31%
Class M (without 3.50% sales charge)	3.38%	10.28%	8.70%
Russell 2000® Index	4.09%	7.99%	9.12%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,063,100,027
Number of Holdings	146
Total Advisory Fee	$18,166,528
Portfolio Turnover	34%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.1
Financials	18.2
Health Care	15.5
Information Technology	14.5
Consumer Discretionary	8.6
Energy	6.2
Materials	5.4
Real Estate	5.0
Consumer Staples	2.5
Utilities	2.4
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 4.5
Thailand - 1.8
United Kingdom - 1.7
Israel - 1.2
Netherlands - 0.5
Japan - 0.4
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.9
Fabrinet	1.8
Sanmina Corp	1.8
PennyMac Financial Services Inc	1.6
Sterling Infrastructure Inc	1.6
Nextpower Inc Class A	1.5
Carpenter Technology Corp	1.5
TD SYNNEX Corp	1.5
IES Holdings Inc	1.5
Ensign Group Inc/The	1.4
16.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914073.101    299-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class I : FSCIX

This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 97	0.95%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, most notably in the health care sector. Also hurting our result were picks in materials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was a non-benchmark stake in Wix.com (-57%). An overweight in Simply Good Foods (-51%), where we increased our stake this period, hurt as well. Not owning Credo Technology, a benchmark component that gained 263%, was another negative.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the financial services industry. Picks in industrials, capital goods firms in particular, as well as consumer discretionary, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sterling Infrastructure (+76%), one of our biggest holdings. Outsized exposure to Fabrinet (+94%) also helped. The stock was one of the fund's largest holdings. An overweight in IES Holdings (+82%), a stake we established this period, proved advantageous as well. The stock was one of our biggest holdings at the end of November.
•Notable changes in positioning included decreased exposure to the consumer discretionary sector and a higher allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	3.85%	10.82%	9.23%
Russell 2000® Index	4.09%	7.99%	9.12%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,063,100,027
Number of Holdings	146
Total Advisory Fee	$18,166,528
Portfolio Turnover	34%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.1
Financials	18.2
Health Care	15.5
Information Technology	14.5
Consumer Discretionary	8.6
Energy	6.2
Materials	5.4
Real Estate	5.0
Consumer Staples	2.5
Utilities	2.4
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 4.5
Thailand - 1.8
United Kingdom - 1.7
Israel - 1.2
Netherlands - 0.5
Japan - 0.4
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.9
Fabrinet	1.8
Sanmina Corp	1.8
PennyMac Financial Services Inc	1.6
Sterling Infrastructure Inc	1.6
Nextpower Inc Class A	1.5
Carpenter Technology Corp	1.5
TD SYNNEX Corp	1.5
IES Holdings Inc	1.5
Ensign Group Inc/The	1.4
16.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914072.101    298-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class C : FSCEX

This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.95%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, most notably in the health care sector. Also hurting our result were picks in materials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was a non-benchmark stake in Wix.com (-57%). An overweight in Simply Good Foods (-51%), where we increased our stake this period, hurt as well. Not owning Credo Technology, a benchmark component that gained 263%, was another negative.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the financial services industry. Picks in industrials, capital goods firms in particular, as well as consumer discretionary, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sterling Infrastructure (+76%), one of our biggest holdings. Outsized exposure to Fabrinet (+94%) also helped. The stock was one of the fund's largest holdings. An overweight in IES Holdings (+82%), a stake we established this period, proved advantageous as well. The stock was one of our biggest holdings at the end of November.
•Notable changes in positioning included decreased exposure to the consumer discretionary sector and a higher allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	2.01%	9.68%	8.27%
Class C	2.83%	9.68%	8.27%
Russell 2000® Index	4.09%	7.99%	9.12%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,063,100,027
Number of Holdings	146
Total Advisory Fee	$18,166,528
Portfolio Turnover	34%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.1
Financials	18.2
Health Care	15.5
Information Technology	14.5
Consumer Discretionary	8.6
Energy	6.2
Materials	5.4
Real Estate	5.0
Consumer Staples	2.5
Utilities	2.4
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 4.5
Thailand - 1.8
United Kingdom - 1.7
Israel - 1.2
Netherlands - 0.5
Japan - 0.4
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.9
Fabrinet	1.8
Sanmina Corp	1.8
PennyMac Financial Services Inc	1.6
Sterling Infrastructure Inc	1.6
Nextpower Inc Class A	1.5
Carpenter Technology Corp	1.5
TD SYNNEX Corp	1.5
IES Holdings Inc	1.5
Ensign Group Inc/The	1.4
16.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914071.101    297-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class A : FSCDX

This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.20%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, most notably in the health care sector. Also hurting our result were picks in materials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was a non-benchmark stake in Wix.com (-57%). An overweight in Simply Good Foods (-51%), where we increased our stake this period, hurt as well. Not owning Credo Technology, a benchmark component that gained 263%, was another negative.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the financial services industry. Picks in industrials, capital goods firms in particular, as well as consumer discretionary, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sterling Infrastructure (+76%), one of our biggest holdings. Outsized exposure to Fabrinet (+94%) also helped. The stock was one of the fund's largest holdings. An overweight in IES Holdings (+82%), a stake we established this period, proved advantageous as well. The stock was one of our biggest holdings at the end of November.
•Notable changes in positioning included decreased exposure to the consumer discretionary sector and a higher allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-2.33%	9.24%	8.31%
Class A (without 5.75% sales charge)	3.63%	10.54%	8.95%
Russell 2000® Index	4.09%	7.99%	9.12%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,063,100,027
Number of Holdings	146
Total Advisory Fee	$18,166,528
Portfolio Turnover	34%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.1
Financials	18.2
Health Care	15.5
Information Technology	14.5
Consumer Discretionary	8.6
Energy	6.2
Materials	5.4
Real Estate	5.0
Consumer Staples	2.5
Utilities	2.4
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Canada - 4.5
Thailand - 1.8
United Kingdom - 1.7
Israel - 1.2
Netherlands - 0.5
Japan - 0.4
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.9
Fabrinet	1.8
Sanmina Corp	1.8
PennyMac Financial Services Inc	1.6
Sterling Infrastructure Inc	1.6
Nextpower Inc Class A	1.5
Carpenter Technology Corp	1.5
TD SYNNEX Corp	1.5
IES Holdings Inc	1.5
Ensign Group Inc/The	1.4
16.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914070.101    294-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Series Growth Opportunities Fund Fidelity Advisor® Series Growth Opportunities Fund : FAOFX

This annual shareholder report contains information about Fidelity Advisor® Series Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Growth Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by a sizable overweight in communication services, where an outsized stake in media & entertainment helped most. Picks in information technology, primarily within the software & services industry, also boosted the fund's relative performance. Also bolstering our relative result were stock picking and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+43%). The company was among our largest holdings at period end. A second notable relative contributor was an overweight in AppLovin (+71%). An overweight in Roku (+42%) also contributed. The stock was one of the fund's largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services. Also hurting our result was security selection in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an overweight in Builders FirstSource (-40%). A non-benchmark stake in T-Mobile US returned -14% and was the second-largest relative detractor. Another notable relative detractor was untimely ownership of Oracle (-18%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Advisor® Series Growth Opportunities Fund	21.68%	13.21%	20.65%
Russell 3000® Growth Index	19.36%	15.82%	17.45%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,023,048,430
Number of Holdings	178
Total Advisory Fee	$0
Portfolio Turnover	82%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	44.6
Communication Services	21.4
Consumer Discretionary	11.0
Health Care	7.0
Industrials	6.4
Financials	3.3
Utilities	1.8
Consumer Staples	1.4
Materials	0.3
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Domestic Equity Funds - 2.4
Preferred Stocks - 1.8
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Taiwan - 2.6
Singapore - 1.1
United Kingdom - 0.8
Netherlands - 0.7
Canada - 0.6
Germany - 0.4
Finland - 0.3
Denmark - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.2
Amazon.com Inc	6.4
Alphabet Inc Class C	6.2
Meta Platforms Inc Class A	5.7
Broadcom Inc	5.5
Apple Inc	4.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.6
Eli Lilly & Co	2.5
Carvana Co Class A	2.5
58.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914118.101    2614-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Series Equity Growth Fund Fidelity Advisor® Series Equity Growth Fund : FMFMX

This annual shareholder report contains information about Fidelity Advisor® Series Equity Growth Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Equity Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were security selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The biggest individual relative detractor was our stake in Broadcom (+18%). This was a position we established this period. The company was one of our largest holdings at period end. A second notable relative detractor was an overweight in Amazon.com (+11%). The stock was among the fund's biggest holdings. Another notable relative detractor was an underweight in Palantir Technologies (+151%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The fund's non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 54% and was the top individual relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of the fund's biggest holdings. A second notable relative contributor was an overweight in Roblox (+89%). This period we decreased our position in Roblox. Another notable relative contributor was an overweight in GE Vernova (+83%). This period we decreased our position in GE Vernova.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Advisor® Series Equity Growth Fund	14.34%	15.51%	18.20%
Russell 3000® Growth Index	19.36%	15.82%	17.45%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,448,799,696
Number of Holdings	137
Total Advisory Fee	$0
Portfolio Turnover	89%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.5
Communication Services	15.1
Consumer Discretionary	10.9
Health Care	8.0
Financials	7.6
Industrials	6.8
Materials	2.0
Consumer Staples	1.5
Utilities	1.1
Real Estate	0.7
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Preferred Stocks - 0.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Taiwan - 2.7
Canada - 1.7
China - 1.6
Belgium - 0.9
Korea (South) - 0.7
Brazil - 0.5
Germany - 0.4
Netherlands - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.5
Microsoft Corp	10.8
Alphabet Inc Class A	6.6
Apple Inc	5.5
Broadcom Inc	5.4
Amazon.com Inc	5.2
Meta Platforms Inc Class A	3.9
Mastercard Inc Class A	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Eli Lilly & Co	2.5
58.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914119.101    2645-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class Z : FZAHX

This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.60%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by a large overweight in communication services. Stock picking in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+44%). The stock was among our largest holdings at period end. The second-largest relative contributor was an overweight in AppLovin (+75%). Another notable relative contributor was an overweight in Alphabet (+89%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in communication services also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Builders FirstSource (-39%). A non-benchmark stake in T-Mobile US returned -14% and was a second notable relative detractor. Another meaningful relative detractor was an underweight in Oracle (+10%).
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	21.63%	12.59%	20.12%
Russell 1000® Growth Index	20.35%	16.51%	18.03%
Russell 1000® Index	14.09%	14.53%	14.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,359,914,367
Number of Holdings	191
Total Advisory Fee	$178,375,818
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.0
Communication Services	23.2
Consumer Discretionary	10.2
Health Care	6.7
Industrials	5.6
Financials	3.4
Utilities	1.8
Consumer Staples	1.4
Materials	0.5
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.5
Domestic Equity Funds - 0.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Taiwan - 2.9
Singapore - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.6
Germany - 0.5
India - 0.3
Finland - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.9
Microsoft Corp	7.9
Broadcom Inc	6.2
Alphabet Inc Class C	6.1
Meta Platforms Inc Class A	5.6
Amazon.com Inc	5.3
Apple Inc	4.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Carvana Co Class A	2.6
Eli Lilly & Co	2.6
58.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914061.101    2533-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class M : FAGOX

This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 134	1.21%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by a large overweight in communication services. Stock picking in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+44%). The stock was among our largest holdings at period end. The second-largest relative contributor was an overweight in AppLovin (+75%). Another notable relative contributor was an overweight in Alphabet (+89%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in communication services also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Builders FirstSource (-39%). A non-benchmark stake in T-Mobile US returned -14% and was a second notable relative detractor. Another meaningful relative detractor was an underweight in Oracle (+10%).
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	16.65%	11.11%	18.95%
Class M (without 3.50% sales charge)	20.88%	11.90%	19.38%
Russell 1000® Growth Index	20.35%	16.51%	18.03%
Russell 1000® Index	14.09%	14.53%	14.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,359,914,367
Number of Holdings	191
Total Advisory Fee	$178,375,818
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.0
Communication Services	23.2
Consumer Discretionary	10.2
Health Care	6.7
Industrials	5.6
Financials	3.4
Utilities	1.8
Consumer Staples	1.4
Materials	0.5
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.5
Domestic Equity Funds - 0.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Taiwan - 2.9
Singapore - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.6
Germany - 0.5
India - 0.3
Finland - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.9
Microsoft Corp	7.9
Broadcom Inc	6.2
Alphabet Inc Class C	6.1
Meta Platforms Inc Class A	5.6
Amazon.com Inc	5.3
Apple Inc	4.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Carvana Co Class A	2.6
Eli Lilly & Co	2.6
58.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914059.101    223-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class I : FAGCX

This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.71%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by a large overweight in communication services. Stock picking in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+44%). The stock was among our largest holdings at period end. The second-largest relative contributor was an overweight in AppLovin (+75%). Another notable relative contributor was an overweight in Alphabet (+89%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in communication services also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Builders FirstSource (-39%). A non-benchmark stake in T-Mobile US returned -14% and was a second notable relative detractor. Another meaningful relative detractor was an underweight in Oracle (+10%).
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	21.49%	12.46%	19.97%
Russell 1000® Growth Index	20.35%	16.51%	18.03%
Russell 1000® Index	14.09%	14.53%	14.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,359,914,367
Number of Holdings	191
Total Advisory Fee	$178,375,818
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.0
Communication Services	23.2
Consumer Discretionary	10.2
Health Care	6.7
Industrials	5.6
Financials	3.4
Utilities	1.8
Consumer Staples	1.4
Materials	0.5
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.5
Domestic Equity Funds - 0.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Taiwan - 2.9
Singapore - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.6
Germany - 0.5
India - 0.3
Finland - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.9
Microsoft Corp	7.9
Broadcom Inc	6.2
Alphabet Inc Class C	6.1
Meta Platforms Inc Class A	5.6
Amazon.com Inc	5.3
Apple Inc	4.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Carvana Co Class A	2.6
Eli Lilly & Co	2.6
58.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914063.101    688-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class C : FACGX

This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.71%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by a large overweight in communication services. Stock picking in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+44%). The stock was among our largest holdings at period end. The second-largest relative contributor was an overweight in AppLovin (+75%). Another notable relative contributor was an overweight in Alphabet (+89%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in communication services also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Builders FirstSource (-39%). A non-benchmark stake in T-Mobile US returned -14% and was a second notable relative detractor. Another meaningful relative detractor was an underweight in Oracle (+10%).
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	19.28%	11.33%	18.94%
Class C	20.28%	11.33%	18.94%
Russell 1000® Growth Index	20.35%	16.51%	18.03%
Russell 1000® Index	14.09%	14.53%	14.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,359,914,367
Number of Holdings	191
Total Advisory Fee	$178,375,818
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.0
Communication Services	23.2
Consumer Discretionary	10.2
Health Care	6.7
Industrials	5.6
Financials	3.4
Utilities	1.8
Consumer Staples	1.4
Materials	0.5
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.5
Domestic Equity Funds - 0.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Taiwan - 2.9
Singapore - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.6
Germany - 0.5
India - 0.3
Finland - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.9
Microsoft Corp	7.9
Broadcom Inc	6.2
Alphabet Inc Class C	6.1
Meta Platforms Inc Class A	5.6
Amazon.com Inc	5.3
Apple Inc	4.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Carvana Co Class A	2.6
Eli Lilly & Co	2.6
58.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914062.101    482-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class A : FAGAX

This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.96%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by a large overweight in communication services. Stock picking in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Carvana (+44%). The stock was among our largest holdings at period end. The second-largest relative contributor was an overweight in AppLovin (+75%). Another notable relative contributor was an overweight in Alphabet (+89%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in communication services also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Builders FirstSource (-39%). A non-benchmark stake in T-Mobile US returned -14% and was a second notable relative detractor. Another meaningful relative detractor was an underweight in Oracle (+10%).
•Notable changes in positioning include lower allocations to the financials and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	14.22%	10.86%	18.95%
Class A (without 5.75% sales charge)	21.19%	12.18%	19.66%
Russell 1000® Growth Index	20.35%	16.51%	18.03%
Russell 1000® Index	14.09%	14.53%	14.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$30,359,914,367
Number of Holdings	191
Total Advisory Fee	$178,375,818
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.0
Communication Services	23.2
Consumer Discretionary	10.2
Health Care	6.7
Industrials	5.6
Financials	3.4
Utilities	1.8
Consumer Staples	1.4
Materials	0.5
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.5
Domestic Equity Funds - 0.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Taiwan - 2.9
Singapore - 1.2
United Kingdom - 0.7
Netherlands - 0.6
Canada - 0.6
Germany - 0.5
India - 0.3
Finland - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.9
Microsoft Corp	7.9
Broadcom Inc	6.2
Alphabet Inc Class C	6.1
Meta Platforms Inc Class A	5.6
Amazon.com Inc	5.3
Apple Inc	4.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Carvana Co Class A	2.6
Eli Lilly & Co	2.6
58.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914060.101    248-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class Z : FZAFX

This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.54%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+17%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+11%). The company was among our largest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+54%). This period we decreased our investment in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Roblox (+88%). This period we decreased our investment in Roblox. Another notable relative contributor was an overweight in GE Vernova (+81%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	13.69%	14.63%	17.47%
Russell 3000® Growth Index	19.36%	15.82%	17.45%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$12,628,956,476
Number of Holdings	140
Total Advisory Fee	$74,752,380
Portfolio Turnover	69%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.7
Communication Services	15.1
Consumer Discretionary	11.0
Health Care	8.0
Financials	7.5
Industrials	6.8
Materials	2.0
Consumer Staples	1.5
Utilities	1.1
Real Estate	0.7
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Taiwan - 2.8
Canada - 1.7
China - 1.6
Belgium - 0.9
Korea (South) - 0.8
Brazil - 0.5
Germany - 0.4
Netherlands - 0.3
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.5
Microsoft Corp	10.9
Alphabet Inc Class A	6.6
Apple Inc	5.5
Broadcom Inc	5.4
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.9
Mastercard Inc Class A	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Eli Lilly & Co	2.5
58.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914050.101    2531-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class M : FAEGX

This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 123	1.16%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+17%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+11%). The company was among our largest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+54%). This period we decreased our investment in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Roblox (+88%). This period we decreased our investment in Roblox. Another notable relative contributor was an overweight in GE Vernova (+81%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	9.01%	13.12%	16.33%
Class M (without 3.50% sales charge)	12.97%	13.92%	16.74%
Russell 3000® Growth Index	19.36%	15.82%	17.45%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$12,628,956,476
Number of Holdings	140
Total Advisory Fee	$74,752,380
Portfolio Turnover	69%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.7
Communication Services	15.1
Consumer Discretionary	11.0
Health Care	8.0
Financials	7.5
Industrials	6.8
Materials	2.0
Consumer Staples	1.5
Utilities	1.1
Real Estate	0.7
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Taiwan - 2.8
Canada - 1.7
China - 1.6
Belgium - 0.9
Korea (South) - 0.8
Brazil - 0.5
Germany - 0.4
Netherlands - 0.3
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.5
Microsoft Corp	10.9
Alphabet Inc Class A	6.6
Apple Inc	5.5
Broadcom Inc	5.4
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.9
Mastercard Inc Class A	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Eli Lilly & Co	2.5
58.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914051.101    286-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class I : EQPGX

This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.66%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+17%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+11%). The company was among our largest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+54%). This period we decreased our investment in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Roblox (+88%). This period we decreased our investment in Roblox. Another notable relative contributor was an overweight in GE Vernova (+81%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	13.55%	14.49%	17.33%
Russell 3000® Growth Index	19.36%	15.82%	17.45%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$12,628,956,476
Number of Holdings	140
Total Advisory Fee	$74,752,380
Portfolio Turnover	69%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.7
Communication Services	15.1
Consumer Discretionary	11.0
Health Care	8.0
Financials	7.5
Industrials	6.8
Materials	2.0
Consumer Staples	1.5
Utilities	1.1
Real Estate	0.7
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Taiwan - 2.8
Canada - 1.7
China - 1.6
Belgium - 0.9
Korea (South) - 0.8
Brazil - 0.5
Germany - 0.4
Netherlands - 0.3
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.5
Microsoft Corp	10.9
Alphabet Inc Class A	6.6
Apple Inc	5.5
Broadcom Inc	5.4
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.9
Mastercard Inc Class A	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Eli Lilly & Co	2.5
58.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914053.101    86-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class C : EPGCX

This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 176	1.66%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+17%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+11%). The company was among our largest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+54%). This period we decreased our investment in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Roblox (+88%). This period we decreased our investment in Roblox. Another notable relative contributor was an overweight in GE Vernova (+81%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	11.42%	13.34%	16.29%
Class C	12.38%	13.34%	16.29%
Russell 3000® Growth Index	19.36%	15.82%	17.45%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$12,628,956,476
Number of Holdings	140
Total Advisory Fee	$74,752,380
Portfolio Turnover	69%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.7
Communication Services	15.1
Consumer Discretionary	11.0
Health Care	8.0
Financials	7.5
Industrials	6.8
Materials	2.0
Consumer Staples	1.5
Utilities	1.1
Real Estate	0.7
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Taiwan - 2.8
Canada - 1.7
China - 1.6
Belgium - 0.9
Korea (South) - 0.8
Brazil - 0.5
Germany - 0.4
Netherlands - 0.3
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.5
Microsoft Corp	10.9
Alphabet Inc Class A	6.6
Apple Inc	5.5
Broadcom Inc	5.4
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.9
Mastercard Inc Class A	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Eli Lilly & Co	2.5
58.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914052.101    479-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class A : EPGAX

This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.91%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+17%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+11%). The company was among our largest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Stock selection in financials, primarily within the financial services industry, and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+54%). This period we decreased our investment in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Roblox (+88%). This period we decreased our investment in Roblox. Another notable relative contributor was an overweight in GE Vernova (+81%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	6.72%	12.86%	16.33%
Class A (without 5.75% sales charge)	13.23%	14.21%	17.02%
Russell 3000® Growth Index	19.36%	15.82%	17.45%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$12,628,956,476
Number of Holdings	140
Total Advisory Fee	$74,752,380
Portfolio Turnover	69%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.7
Communication Services	15.1
Consumer Discretionary	11.0
Health Care	8.0
Financials	7.5
Industrials	6.8
Materials	2.0
Consumer Staples	1.5
Utilities	1.1
Real Estate	0.7
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Taiwan - 2.8
Canada - 1.7
China - 1.6
Belgium - 0.9
Korea (South) - 0.8
Brazil - 0.5
Germany - 0.4
Netherlands - 0.3
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.5
Microsoft Corp	10.9
Alphabet Inc Class A	6.6
Apple Inc	5.5
Broadcom Inc	5.4
Amazon.com Inc	5.1
Meta Platforms Inc Class A	3.9
Mastercard Inc Class A	3.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.7
Eli Lilly & Co	2.5
58.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914049.101    245-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Real Estate High Income Fund Fidelity® Real Estate High Income Fund

This annual shareholder report contains information about Fidelity® Real Estate High Income Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-617-563-7644.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate High Income Fund	$ 78	0.75%
What affected the Fund's performance this period?

•Real estate high-income securities achieved a strong gain for the 12 months ending November 30, 2025. Compelling value versus competing credit products created an environment where investor demand for CMBS outweighed supply, while stability in commercial real estate property prices and fundamentals also boosted demand for CMBS.
•Against this backdrop, steady results from single asset/single borrower CMBS, specifically conventional office-backed CMBS, contributed to the fund's performance for the fiscal year, as fundamentals and sentiment for this property type improved.
•One example of this was VASA 2021-VASA F (+83%), a floating-rate SASB CMBS backed by an office complex in Mountain View, Calif.
•Within conduit CMBS, the seasoned segment of the portfolio was a top contributor, as loan resolutions led to increased clarity on bond outcomes, which benefited these discounted securities.
•Within this category, a good example is JPMCC 2011-C3 E (+58%), which is a conduit transaction now backed by two loans, both secured by regional malls. We exited this position by period end.
•The largest detractors were WP Glimcher Mall Trust Series 2015-WPG Class PR2 (-59%), a fixed-rate SASB CMBS backed by a retail property in Hawaii, and JPMCC 2013-LC11 D (-83%), a seasoned conduit bond, majority backed by a Denver office building.
•Positioning was relatively steady, but notable changes included an increased fund tilt to SASB while reducing conduit holdings. Within conduits, we decreased exposure to recently issued securities in favor of those with a more-seasoned profile.
•At period end, the fund's yield was 7.84%, with a credit spread of 409 basis points and a weighted average credit-quality rating of double-B plus.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $1,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Real Estate High Income Fund	7.94%	4.12%	3.24%
Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index	7.47%	2.53%	3.55%
Bloomberg U.S. Universal Bond Index	6.03%	0.14%	2.39%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$709,308,938
Number of Holdings	350
Total Advisory Fee	$5,413,486
Portfolio Turnover	32%
What did the Fund invest in?
(as of November 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.5
AA - 0.9
A - 2.4
BBB - 6.2
BB - 15.2
B - 5.9
CCC,CC,C - 4.0
Not Rated - 55.3
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

CMOs and Other Mortgage Related Securities - 88.7
Asset-Backed Securities - 4.5
Corporate Bonds - 2.9
Bank Loan Obligations - 0.3
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Grand Cayman (UK Overseas Ter) - 0.3

TOP HOLDINGS (% of Fund's net assets)
BX Commercial Mortgage Trust 2020-VIVA	2.6
BX Trust 2019-OC11	2.0
BX Commercial Mortgage Trust 2024-VLT5	1.8
Hilton USA Trust	1.6
BX Trust 2021-VOL	1.5
BX Trust 2024 VLT4	1.4
MHC Commercial Mortgage Trust	1.3
Morgan Stanley Capital I Trust	1.1
NXPT Commercial Mortgage Trust	1.1
SWCH Commercial Mortgage Trust	1.1
15.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914102.101    671-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity® Value Strategies Fund : FSLSX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Strategies Fund	$ 66	0.66%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Value Strategies Fund	-1.89%	13.10%	10.25%
Russell Midcap® Value Index	2.86%	10.81%	9.43%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	16.8
Consumer Discretionary	11.6
Information Technology	9.4
Health Care	8.4
Energy	7.8
Real Estate	7.3
Materials	5.9
Utilities	5.5
Consumer Staples	5.2
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.7
Portugal - 1.0
Puerto Rico - 1.0
Zambia - 0.8
Hong Kong - 0.6
Spain - 0.3

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.4
Sandisk Corp/DE	2.2
First Solar Inc	1.6
Sempra	1.4
Imperial Oil Ltd	1.4
CVS Health Corp	1.3
Ventas Inc	1.2
Expro Group Holdings NV	1.2
Welltower Inc	1.2
Weatherford International PLC	1.1
15.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914035.101    14-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class M : FASPX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 119	1.21%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-5.84%	11.72%	9.30%
Class M (without 3.50% sales charge)	-2.43%	12.52%	9.69%
Russell Midcap® Value Index	2.86%	10.81%	9.43%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	16.8
Consumer Discretionary	11.6
Information Technology	9.4
Health Care	8.4
Energy	7.8
Real Estate	7.3
Materials	5.9
Utilities	5.5
Consumer Staples	5.2
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.7
Portugal - 1.0
Puerto Rico - 1.0
Zambia - 0.8
Hong Kong - 0.6
Spain - 0.3

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.4
Sandisk Corp/DE	2.2
First Solar Inc	1.6
Sempra	1.4
Imperial Oil Ltd	1.4
CVS Health Corp	1.3
Ventas Inc	1.2
Expro Group Holdings NV	1.2
Welltower Inc	1.2
Weatherford International PLC	1.1
15.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914036.101    174-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity® Value Strategies Fund Class K : FVSKX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 58	0.59%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	-1.83%	13.22%	10.38%
Russell Midcap® Value Index	2.86%	10.81%	9.43%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	16.8
Consumer Discretionary	11.6
Information Technology	9.4
Health Care	8.4
Energy	7.8
Real Estate	7.3
Materials	5.9
Utilities	5.5
Consumer Staples	5.2
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.7
Portugal - 1.0
Puerto Rico - 1.0
Zambia - 0.8
Hong Kong - 0.6
Spain - 0.3

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.4
Sandisk Corp/DE	2.2
First Solar Inc	1.6
Sempra	1.4
Imperial Oil Ltd	1.4
CVS Health Corp	1.3
Ventas Inc	1.2
Expro Group Holdings NV	1.2
Welltower Inc	1.2
Weatherford International PLC	1.1
15.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914037.101    2104-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class I : FASOX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.71%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	-1.94%	13.07%	10.21%
Russell Midcap® Value Index	2.86%	10.81%	9.43%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	16.8
Consumer Discretionary	11.6
Information Technology	9.4
Health Care	8.4
Energy	7.8
Real Estate	7.3
Materials	5.9
Utilities	5.5
Consumer Staples	5.2
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.7
Portugal - 1.0
Puerto Rico - 1.0
Zambia - 0.8
Hong Kong - 0.6
Spain - 0.3

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.4
Sandisk Corp/DE	2.2
First Solar Inc	1.6
Sempra	1.4
Imperial Oil Ltd	1.4
CVS Health Corp	1.3
Ventas Inc	1.2
Expro Group Holdings NV	1.2
Welltower Inc	1.2
Weatherford International PLC	1.1
15.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914040.101    694-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class C : FVCSX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 169	1.71%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-3.76%	11.92%	9.25%
Class C	-2.92%	11.92%	9.25%
Russell Midcap® Value Index	2.86%	10.81%	9.43%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	16.8
Consumer Discretionary	11.6
Information Technology	9.4
Health Care	8.4
Energy	7.8
Real Estate	7.3
Materials	5.9
Utilities	5.5
Consumer Staples	5.2
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.7
Portugal - 1.0
Puerto Rico - 1.0
Zambia - 0.8
Hong Kong - 0.6
Spain - 0.3

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.4
Sandisk Corp/DE	2.2
First Solar Inc	1.6
Sempra	1.4
Imperial Oil Ltd	1.4
CVS Health Corp	1.3
Ventas Inc	1.2
Expro Group Holdings NV	1.2
Welltower Inc	1.2
Weatherford International PLC	1.1
15.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914039.101    5636-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class A : FSOAX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.96%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials. Also hurting our result were stock picks in health care and financials, primarily within the financial services industry.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-60%). This was a position we established this period. The second-largest relative detractor was an overweight in Molina Healthcare (-50%). This period we increased our stake in Molina Healthcare. The company was one of our biggest holdings this period. Another notable relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained roughly 242%.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Sandisk (+360%). This was an investment we established this period. The company was among our largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+222%). This was a stake we established this period. The company was the fund's largest holding at period end. Our stake in Jabil (+58%) also contributed. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-7.81%	11.46%	9.29%
Class A (without 5.75% sales charge)	-2.19%	12.79%	9.94%
Russell Midcap® Value Index	2.86%	10.81%	9.43%
Russell 3000® Index	13.59%	14.15%	14.05%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,697,060,005
Number of Holdings	112
Total Advisory Fee	$12,165,456
Portfolio Turnover	57%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	16.8
Consumer Discretionary	11.6
Information Technology	9.4
Health Care	8.4
Energy	7.8
Real Estate	7.3
Materials	5.9
Utilities	5.5
Consumer Staples	5.2
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.7
Portugal - 1.0
Puerto Rico - 1.0
Zambia - 0.8
Hong Kong - 0.6
Spain - 0.3

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.4
Sandisk Corp/DE	2.2
First Solar Inc	1.6
Sempra	1.4
Imperial Oil Ltd	1.4
CVS Health Corp	1.3
Ventas Inc	1.2
Expro Group Holdings NV	1.2
Welltower Inc	1.2
Weatherford International PLC	1.1
15.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914038.101    266-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity® Stock Selector Mid Cap Fund : FSSMX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Mid Cap Fund	$ 65	0.64%
What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Stock Selector Mid Cap Fund	2.54%	10.44%	10.32%
S&P MidCap 400® Index	-0.23%	10.49%	10.24%
S&P 500® Index	15.00%	15.28%	14.63%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.2
Financials	15.9
Information Technology	14.1
Consumer Discretionary	11.3
Health Care	9.0
Real Estate	6.8
Materials	4.5
Consumer Staples	4.4
Energy	4.1
Utilities	3.5
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Puerto Rico - 1.1
Japan - 1.1
United Kingdom - 0.7
France - 0.7
Chile - 0.6
Canada - 0.5
Finland - 0.5
Grand Cayman (UK Overseas Ter) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Coherent Corp	1.9
Bancorp Inc/The	1.6
XPO Inc	1.5
Wesco International Inc	1.5
ITT Inc	1.4
Flowserve Corp	1.3
Carpenter Technology Corp	1.3
Twilio Inc Class A	1.2
CACI International Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
14.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914090.101    2412-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class Z : FSLZX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.57%
What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	2.61%	10.57%	10.69%
S&P MidCap 400® Index	-0.23%	10.49%	9.66%
S&P 500® Index	15.00%	15.28%	15.19%
A   From February 1, 2017

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.2
Financials	15.9
Information Technology	14.1
Consumer Discretionary	11.3
Health Care	9.0
Real Estate	6.8
Materials	4.5
Consumer Staples	4.4
Energy	4.1
Utilities	3.5
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Puerto Rico - 1.1
Japan - 1.1
United Kingdom - 0.7
France - 0.7
Chile - 0.6
Canada - 0.5
Finland - 0.5
Grand Cayman (UK Overseas Ter) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Coherent Corp	1.9
Bancorp Inc/The	1.6
XPO Inc	1.5
Wesco International Inc	1.5
ITT Inc	1.4
Flowserve Corp	1.3
Carpenter Technology Corp	1.3
Twilio Inc Class A	1.2
CACI International Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
14.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914092.101    2888-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class M : FMCAX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.19%
What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-1.59%	9.10%	9.40%
Class M (without 3.50% sales charge)	1.98%	9.88%	9.79%
S&P MidCap 400® Index	-0.23%	10.49%	10.24%
S&P 500® Index	15.00%	15.28%	14.63%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.2
Financials	15.9
Information Technology	14.1
Consumer Discretionary	11.3
Health Care	9.0
Real Estate	6.8
Materials	4.5
Consumer Staples	4.4
Energy	4.1
Utilities	3.5
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Puerto Rico - 1.1
Japan - 1.1
United Kingdom - 0.7
France - 0.7
Chile - 0.6
Canada - 0.5
Finland - 0.5
Grand Cayman (UK Overseas Ter) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Coherent Corp	1.9
Bancorp Inc/The	1.6
XPO Inc	1.5
Wesco International Inc	1.5
ITT Inc	1.4
Flowserve Corp	1.3
Carpenter Technology Corp	1.3
Twilio Inc Class A	1.2
CACI International Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
14.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914094.101    531-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class I : FMCCX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 69	0.69%
What affected the Fund's performance this period?

•U.S. mid-cap equities finished about where they started for the 12 months ending November 30, 2025. Share prices declined through early April amid increasing trade tension, but a 90-day pause in most tariffs on April 9 spurred a historically fast rebound, aided by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials, primarily among banks, as well as in health care and information technology, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Howmet Aerospace gained approximately 73% and was the top individual relative contributor. The stock was one of the fund's largest holdings this period. Out-of-index exposure to Western Digital (+307%), a position we established this period, helped as well. Another notable relative contributor was an overweight in Coherent (+57%), where we increased our allocation, making it the fund's biggest holding at period end.
•In contrast, the largest relative detractors from performance versus the benchmark were stock selection and an underweight in energy. Investment choices in materials also hurt.
•The biggest individual relative detractor was an underweight in Lumentum Holdings (+274%), a position that was no longer held at period end. A non-benchmark stake in Baldwin Insurance Group returned -41% and hurt as well. An underweight in Comfort Systems USA (+99%), a holding we established this period, also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	2.49%	10.41%	10.32%
S&P MidCap 400® Index	-0.23%	10.49%	10.24%
S&P 500® Index	15.00%	15.28%	14.63%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,207,566,570
Number of Holdings	207
Total Advisory Fee	$14,909,110
Portfolio Turnover	55%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.2
Financials	15.9
Information Technology	14.1
Consumer Discretionary	11.3
Health Care	9.0
Real Estate	6.8
Materials	4.5
Consumer Staples	4.4
Energy	4.1
Utilities	3.5
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Puerto Rico - 1.1
Japan - 1.1
United Kingdom - 0.7
France - 0.7
Chile - 0.6
Canada - 0.5
Finland - 0.5
Grand Cayman (UK Overseas Ter) - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Coherent Corp	1.9
Bancorp Inc/The	1.6
XPO Inc	1.5
Wesco International Inc	1.5
ITT Inc	1.4
Flowserve Corp	1.3
Carpenter Technology Corp	1.3
Twilio Inc Class A	1.2
CACI International Inc	1.2
MACOM Technology Solutions Holdings Inc	1.2
14.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914095.101    533-TSRA-0126

Item 2.

Code of Ethics

As of the end of the period, November 30, 2025, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Equity Growth Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Series Growth Opportunities Fund, Fidelity Advisor Stock Selector Mid Cap Fund, and Fidelity Advisor Value Strategies Fund (the “Funds”):

Services Billed by Deloitte Entities

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Equity Growth Fund	$55,800	$-	$6,600	$500
Fidelity Advisor Growth Opportunities Fund	$52,600	$-	$6,600	$600
Fidelity Advisor Series Growth Opportunities Fund	$48,600	$-	$6,600	$500
Fidelity Advisor Stock Selector Mid Cap Fund	$48,100	$-	$5,300	$500
Fidelity Advisor Value Strategies Fund	$43,800	$-	$7,400	$500

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Equity Growth Fund	$46,700	$-	$9,400	$1,100
Fidelity Advisor Growth Opportunities Fund	$54,000	$-	$9,700	$1,100
Fidelity Advisor Series Growth Opportunities Fund	$47,000	$-	$9,700	$1,100
Fidelity Advisor Stock Selector Mid Cap Fund	$42,600	$-	$7,900	$1,000
Fidelity Advisor Value Strategies Fund	$42,100	$-	$11,200	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Series Equity Growth Fund, Fidelity Advisor Small Cap Fund, and Fidelity Real Estate High Income Fund (the “Funds”):

Services Billed by PwC

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Equity Growth Fund	$27,500	$1,300	$2,800	$400
Fidelity Advisor Small Cap Fund	$39,800	$1,900	$3,600	$600
Fidelity Real Estate High Income Fund	$162,900	$7,600	$5,700	$2,500

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Equity Growth Fund	$26,800	$2,500	$7,400	$800
Fidelity Advisor Small Cap Fund	$38,100	$3,400	$8,400	$1,200
Fidelity Real Estate High Income Fund	$158,700	$13,200	$13,900	$4,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2025A	November 30, 2024A
Deloitte Entities	$2,493,400	$3,442,500
PwC	$13,786,400	$15,374,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Real Estate High Income Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-617-563-7644 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Real Estate High Income Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 4.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.5743% 3/20/2050 (b)(c)(d)(e)	750,000	0
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 6.1743% 3/20/2050 (b)(c)(d)(e)	2,670,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	3,000,000	0
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	3,078,262	0
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.6622% (b)(c)(d)(e)(f)	7,810,908	1
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1
UNITED STATES - 4.5%
Blue Stream Issuer LLC Series 2024-1A Class C, 8.71% 11/20/2054 (b)	1,750,000	1,836,142
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (b)	2,500,000	2,525,161
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (b)	3,057,000	3,200,559
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (b)	2,019,452	1,958,770
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	854,275	742,385
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	5,311,768	5,199,720
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (b)	1,193,200	1,107,032
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (b)	500,000	507,646
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	1,345,000	1,362,507
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (b)(d)	3,206,000	2,669,189
Switch Abs Issuer LLC Series 2024-1A Class B, 6.5% 3/25/2054 (b)	1,250,000	1,260,483
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (b)	1,975,000	2,022,751
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (b)	672,000	663,918
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (b)	1,800,000	1,830,772
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (b)	5,192,000	5,382,154
TOTAL UNITED STATES		32,269,189
TOTAL ASSET-BACKED SECURITIES (Cost $43,108,465)		32,269,190

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Financial Services - 0.3%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.959% 1/9/2027 (c)(d)(e)(g) (Cost $2,622,852)	2,622,852	2,557,281

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 3.8813% 2/25/2042 (b)(d)(e)	18,236	9,107
Fannie Mae Guaranteed REMIC Series 2002-W6 Class 3B4, 4.9818% 1/25/2042 (b)(d)(e)	15,437	2,878
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B4, 3.9572% 6/25/2043 (b)(d)(e)	58,462	17,030
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B5, 3.9572% 6/25/2043 (b)(d)(e)	6,157	389
TOTAL UNITED STATES		29,404
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,636)		29,404

Commercial Mortgage Securities - 88.7%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (b)	2,265,000	2,150,168
UNITED STATES - 88.4%
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.998% 10/15/2034 (b)(c)(d)	2,155,000	2,157,513
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	3,085,000	3,042,915
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8187% 7/15/2049 (d)	2,418,000	2,336,654
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (b)(e)	2,308,000	1,295,138
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (b)	2,625,000	1,344,196
BANK Series 2018-BN10 Class B, 4.078% 2/15/2061 (d)	1,035,000	970,725
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	2,936,000	2,687,562
BANK Series 2019-BN22 Class D, 2.5% 11/15/2062 (b)	2,465,000	2,003,639
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (b)	921,000	714,749
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	717,000	635,610
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (b)	903,000	672,012
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)(e)	3,921,000	2,024,521
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	903,000	781,813
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,895,000	1,736,089
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (d)	2,326,000	2,311,485
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	1,664,000	1,222,605
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (b)	1,302,000	899,280
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (b)	2,614,000	1,918,582
BANK Series 2022-BNK44 Class AS, 5.7436% 11/15/2055 (d)	1,225,000	1,279,693
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	1,330,000	1,385,833
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,458,000	2,615,616
BANK Series 2023-BNK46 Class B, 6.7741% 8/15/2056 (d)	1,675,000	1,786,434
BANK5 Series 2024-5YR12 Class C, 6.3023% 12/15/2057 (d)	1,516,000	1,564,190
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (b)(d)	1,749,000	1,656,155
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (b)	726,000	550,961
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	853,000	752,567
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5867% 4/15/2053 (d)	860,000	736,483
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (b)	3,013,000	2,038,304
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (d)	3,302,000	3,019,056
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	3,015,000	2,828,088
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	4,573,000	4,574,960
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (d)	1,491,000	1,446,095
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	1,200,000	901,759
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	3,150,000	3,360,204
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1682% 12/15/2055 (d)	1,890,000	1,972,064
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	2,015,000	2,110,149
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,690,000	1,787,211
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2959% 9/15/2056 (d)	1,196,000	1,295,675
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2959% 9/15/2056 (d)	1,789,000	1,825,543
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1308% 11/15/2056 (d)	1,778,000	1,820,984
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	681,000	686,486
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	475,000	480,844
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	2,533,000	2,546,985
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	1,063,000	1,078,076
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6265% 3/15/2058 (b)(d)	1,575,000	1,525,655
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	2,732,000	2,772,748
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (b)	790,000	624,184
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1137% 7/15/2058 (d)	1,630,000	1,660,320
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	833,000	656,265
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	1,186,000	1,080,500
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)(e)	1,680,000	8,400
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)(e)	1,132,000	2,829
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (b)(e)	1,500,000	868,474
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	662,000	580,566
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (b)(e)	1,638,000	1,136,588
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(d)	1,784,000	1,684,198
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(d)	1,955,000	1,827,692
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)	3,049,000	2,820,112
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(d)(e)	1,113,000	485,983
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	2,055,000	1,834,201
Benchmark Mortgage Trust Series 2022-B33 Class A5, 3.4582% 3/15/2055	2,477,000	2,320,771
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (b)(e)	3,003,000	1,798,821
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,190,000	1,183,186
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	1,872,000	1,344,727
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.941% 11/15/2055 (d)	980,000	984,567
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7495% 11/15/2055 (d)	2,090,000	2,036,925
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.4526% 4/15/2056 (d)	1,351,000	1,409,027
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,714,000	2,895,144
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.573% 7/15/2056 (d)	1,859,000	1,912,870
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	825,000	846,248
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.5985% 11/15/2041 (b)(c)(d)	3,174,000	3,175,106
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.6479% 7/15/2039 (b)(c)(d)	1,714,945	1,711,820
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(d)(e)	1,638,000	1,314,567
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(d)	1,970,000	1,499,573
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,142,000	2,941,781
BMO Mortgage Trust Series 2023-C4 Class B, 5.3954% 2/15/2056 (d)	1,186,000	1,209,493
BMO Mortgage Trust Series 2023-C4 Class C, 5.8625% 2/15/2056 (d)	2,468,000	2,507,293
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,463,000	1,545,541
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	1,039,000	1,050,354
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	297,000	305,564
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (d)	2,113,000	2,105,106
Bpr Coml Mtg Trust Series 2025-STAR Class C, 6.0608% 11/5/2042 (b)(d)	1,500,000	1,512,000
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (b)(d)	2,536,000	2,648,169
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (b)(d)	1,845,000	1,921,013
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	766,000	740,538
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.5997% 11/15/2042 (b)(c)(d)	1,640,000	1,634,474
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 9.1475% 11/15/2042 (b)(c)(d)	3,017,000	3,006,911
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(d)	9,422,000	8,800,290
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	9,936,000	9,002,396
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.2168% 2/15/2039 (b)(c)(d)	1,925,000	1,922,598
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.6469% 5/15/2034 (b)(c)(d)	5,418,664	5,435,569
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (b)(d)	2,180,000	2,212,848
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (b)(d)	535,000	545,706
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.192% 11/13/2046 (b)(d)	2,016,000	2,063,076
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (b)(d)	7,158,000	7,590,367
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.6473% 3/15/2041 (b)(c)(d)	3,736,365	3,728,391
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.6491% 4/15/2040 (b)(c)(d)	6,011,037	6,041,078
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.6473% 5/15/2041 (b)(c)(d)	2,308,028	2,306,501
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 6.8935% 12/15/2038 (b)(c)(d)	3,819,419	3,812,308
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.1603% 4/15/2034 (b)(c)(d)	1,572,000	1,475,754
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.0196% 10/15/2036 (b)(c)(d)	3,192,000	3,184,040
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.4985% 11/15/2041 (b)(c)(d)	1,875,000	1,874,499
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.5474% 3/15/2034 (b)(c)(d)	1,402,250	1,390,965
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.259% 6/15/2035 (b)(c)(d)	1,959,000	1,957,657
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	14,678,000	13,556,721
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 9/15/2036 (b)(c)(d)	3,126,408	3,124,471
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 6.9235% 9/15/2036 (b)(c)(d)	7,591,737	7,589,559
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.8484% 6/15/2041 (b)(c)(d)	3,298,000	3,279,478
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.8968% 6/15/2041 (b)(c)(d)	6,600,000	6,607,841
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.6476% 4/15/2041 (b)(c)(d)	3,217,322	3,201,476
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.8991% 11/15/2041 (b)(c)(d)	1,003,096	1,003,721
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.8977% 11/15/2041 (b)(c)(d)	4,813,939	4,790,890
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.9003% 3/15/2030 (b)(c)(d)	6,128,099	6,089,837
BX Trust 2025-VLT6 Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.1497% 3/15/2042 (b)(c)(d)	3,278,000	3,253,444
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.8986% 3/15/2042 (b)(c)(d)	3,413,000	3,323,026
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.3685% 11/15/2038 (b)(c)(d)	2,296,797	2,279,663
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 2/15/2036 (b)(c)(d)	458,000	457,437
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 2/15/2036 (b)(c)(d)	1,033,000	1,030,442
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 1/15/2034 (b)(c)(d)	4,239,200	4,235,690
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 7.9735% 1/15/2034 (b)(c)(d)	291,900	291,444
BX Trust Series 2021-RISE Class F, CME Term SOFR 1 month Index + 2.7645%, 6.7235% 11/15/2036 (b)(c)(d)	1,462,419	1,461,508
BX Trust Series 2021-XL2 Class G, CME Term SOFR 1 month Index + 2.9573%, 6.9163% 10/15/2038 (b)(c)(d)	857,500	854,829
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.309% 1/15/2039 (b)(c)(d)	4,315,000	4,306,926
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.258% 1/15/2039 (b)(c)(d)	3,200,000	3,179,669
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.0986% 2/15/2039 (b)(c)(d)	541,045	542,056
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.147% 2/15/2039 (b)(c)(d)	1,856,070	1,858,479
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.909% 6/15/2040 (b)(c)(d)	640,905	643,627
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.559% 10/15/2042 (b)(c)(d)	2,060,000	2,060,824
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	709,000	569,677
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (b)(e)	3,736,554	193,454
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.85% 10/15/2037 (b)(c)(d)	4,140,000	4,144,968
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (b)(d)	636,000	570,635
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(d)	3,345,000	2,910,089
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (b)	3,129,000	2,212,744
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (b)(d)	1,204,000	1,237,708
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (b)(d)	1,383,000	1,401,766
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(d)	2,611,000	2,617,174
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 6.0475% 10/12/2040 (b)(d)	2,970,000	2,933,018
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (b)(d)	1,749,197	1,607,343
COMM Mortgage Trust Series 2014-CR17 Class E, 4.8446% 5/10/2047 (b)(d)	589,000	443,496
COMM Mortgage Trust Series 2014-CR20 Class C, 4.4144% 11/10/2047 (d)	408,832	394,535
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	3,527,000	3,376,750
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2893% 2/10/2048 (d)	3,928,000	3,485,707
COMM Mortgage Trust Series 2015-LC19 Class C, 4.064% 2/10/2048 (d)	2,299,663	2,186,276
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	1,920,000	1,783,288
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	356,070	307,048
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7398% 9/10/2050 (d)	1,192,000	1,143,793
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (b)	1,146,000	1,031,086
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.3113% 9/15/2033 (b)(c)(d)	1,487,000	27,727
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (b)(d)	1,035,000	1,009,216
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7225% 11/10/2049 (d)	1,674,096	414,909
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.8474% 8/15/2041 (b)(c)(d)	4,245,000	4,237,057
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(d)	2,205,000	1,838,727
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (b)(d)	2,772,000	2,157,116
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.3903% 6/15/2034 (b)(c)	2,561,600	1,345,453
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.5327% 5/9/2026 (b)(c)(d)	3,038,314	3,024,911
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2552% 6/15/2050 (d)	3,060,000	2,731,053
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(d)	6,276,000	5,495,021
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6362% 10/15/2051 (d)	777,000	696,852
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (b)(d)	1,000,000	680,663
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (b)(d)	1,029,000	818,072
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.959% 3/15/2034 (b)(c)(d)	2,463,000	2,466,947
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (b)(d)	4,760,000	4,798,718
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (b)(d)	769,000	744,064
ELP Series 2025-ELP Class D, 5.4314% 11/13/2042 (b)(d)	1,020,000	1,025,714
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (b)(d)	1,200,000	1,206,535
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(d)	1,817,000	1,858,444
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	1,535,000	1,572,244
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	327,000	334,823
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.309% 10/15/2042 (b)(c)(d)	2,000,000	2,029,740
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 8.059% 10/15/2042 (b)(c)(d)	2,000,000	2,017,460
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.609% 12/15/2039 (b)(c)(d)	3,198,000	3,225,359
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1672% 8/10/2044 (b)(d)	1,929,752	1,486,837
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1672% 8/10/2044 (b)(d)(e)	2,432,000	850,953
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	4,308,000	12,924
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (d)	2,499,000	1,433,154
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (b)	1,667,000	1,399,420
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (b)	2,830,000	2,193,091
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6967% 9/10/2052 (d)	3,833,000	3,303,292
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (b)	2,307,000	1,699,384
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(d)	1,764,000	1,425,578
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4514% 5/12/2053 (b)(d)	756,000	584,775
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	3,235,000	3,245,667
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.538% 8/10/2041 (b)(d)	939,000	956,364
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.4126% 11/25/2041 (b)(c)(d)	1,325,000	1,325,566
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 8.109% 7/15/2040 (b)(c)(d)	3,180,000	3,178,724
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	5,078,000	5,008,960
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	6,517,000	6,371,324
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (b)	201,216	192,888
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.809% 3/15/2042 (b)(c)(d)	1,607,000	1,609,005
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.7123% 6/10/2042 (b)(d)	1,424,000	1,449,032
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.5653% 1/15/2048 (b)(d)	2,250,000	1,968,705
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.7056% 11/15/2048 (d)	1,500,000	472,875
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3742% 12/15/2049 (b)(d)	2,418,000	1,755,052
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2557% 6/15/2051 (b)(d)	1,171,000	927,711
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (b)(e)	1,354,000	680,715
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (b)	1,535,000	852,295
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6895% 6/15/2045 (b)(d)	2,346,041	2,298,982
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (b)	3,743,000	3,196,988
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)	3,129,000	2,087,795
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.1987% 4/15/2046 (d)	3,677,000	220,620
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class E, 3.25% 4/15/2046 (b)(d)	104,000	3,120
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	5,894,000	2,947
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (b)(d)(e)	3,213,000	8,081
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)	4,232,000	10,538
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)	2,150,000	223,466
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (b)	1,696,000	1,606,897
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (b)(d)	984,000	896,748
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (b)(d)	3,019,000	2,695,159
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (b)	2,771,000	831,383
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (b)(e)	2,388,000	454,986
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (b)(d)	942,000	91,873
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.2735% 4/15/2038 (b)(c)(d)	1,716,000	1,715,998
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	3,234,000	3,188,565
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.83% 8/15/2038 (b)(c)(d)	532,626	526,700
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.38% 8/15/2038 (b)(c)(d)	2,020,408	1,992,931
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.03% 8/15/2038 (b)(c)(d)	4,435,575	4,384,882
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.959% 3/15/2042 (b)(c)(d)	2,527,000	2,514,531
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 7.6471% 6/15/2039 (b)(c)(d)	1,000,000	1,002,496
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.396% 6/15/2039 (b)(c)(d)	1,450,000	1,449,674
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (b)(d)	1,629,000	1,651,356
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (b)(d)	1,976,000	1,451,450
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.2744% 4/15/2038 (b)(c)(d)	8,960,000	8,971,153
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.8235% 7/15/2038 (b)(c)(d)	4,235,000	4,217,870
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.0235% 7/15/2038 (b)(c)(d)	1,847,000	1,833,783
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.2182% 1/15/2039 (b)(c)(d)	4,082,400	4,077,328
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.9165% 1/15/2027 (b)(c)(d)	1,881,600	1,881,483
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.459% 9/15/2040 (b)(c)(d)	3,195,000	3,185,723
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (b)	1,012,000	1,033,635
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	1,014,000	1,056,983
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (b)(d)	1,575,000	220,610
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7968% 5/15/2046 (b)(d)	1,740,000	1,603,360
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (b)	2,932,000	2,581,314
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	1,832,146	1,814,374
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9406% 7/15/2049 (b)(d)	640,728	630,733
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9406% 7/15/2049 (b)(d)	984,000	944,731
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9406% 7/15/2049 (b)(d)	3,536,800	3,351,902
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1503% 5/15/2048 (d)	418,901	403,192
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1503% 5/15/2048 (d)	1,973,000	1,792,471
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1503% 5/15/2048 (b)(d)	736,000	619,241
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	1,000,000	973,666
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,733,000	2,577,099
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (b)	5,262,000	4,447,920
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	5,150,000	4,649,687
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (b)(d)	1,043,000	826,691
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (b)	2,256,775	2,384,149
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	1,786,000	1,719,856
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.1459% 9/24/2057 (b)(d)	1,928,000	1,849,125
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	1,014,000	883,557
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,899,000	2,029,671
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.9056% 5/15/2056 (d)	1,266,000	1,336,605
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8763% 12/15/2056 (d)	1,070,000	1,154,260
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0183% 12/15/2056 (d)	3,564,000	3,798,756
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (b)	351,000	281,817
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (b)(d)	2,293,000	2,126,308
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (b)(d)	3,014,000	2,692,507
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (b)(d)	2,115,000	2,157,448
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	7,586,000	7,684,337
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.6427% 11/15/2040 (b)(c)(d)	2,000,000	2,001,241
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.4235% 7/15/2038 (b)(c)(d)(e)	2,225,000	596,500
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.0735% 7/15/2038 (b)(c)(d)	631,000	73,753
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (b)	1,750,000	1,665,578
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	6,369,000	5,441,037
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (b)(d)	1,412,000	1,413,434
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (b)(d)	3,176,000	3,169,947
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (b)(d)	1,195,000	1,194,144
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (b)(d)	4,435,000	4,452,139
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	899,567	917,374
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	4,917,000	5,190,362
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.1475% 11/15/2034 (b)(c)(d)	2,627,000	2,630,278
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.146% 11/15/2034 (b)(c)(d)	2,189,000	2,184,050
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	3,855,000	2,993,834
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.409% 10/15/2041 (b)(c)(d)	1,216,000	1,224,929
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.0472% 11/15/2038 (b)(c)(d)	5,032,210	5,026,075
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.989% 11/15/2036 (b)(c)(d)	1,803,000	1,801,118
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.6896% 10/15/2034 (b)(c)(d)	3,411,000	3,408,005
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.624% 11/15/2036 (b)(c)(d)	4,149,000	4,141,257
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.273% 11/15/2036 (b)(c)(d)	1,134,000	1,127,294
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.1979% 2/15/2042 (b)(c)(d)	7,802,000	7,675,562
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	1,432,663	1,296,589
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	2,484,000	879,658
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.682% 2/15/2051 (d)	756,000	702,256
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.9735% 7/15/2039 (b)(c)(d)	3,009,000	2,573,163
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.0735% 7/15/2039 (b)(c)(d)(e)	693,000	495,603
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (b)(d)	2,185,000	2,229,733
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (b)(d)	1,520,000	1,553,818
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.6756% 7/13/2044 (b)(d)	1,080,000	1,093,334
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (b)(d)	710,000	715,339
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (b)(d)	2,045,000	2,060,150
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.7578% 12/15/2048 (d)	684,978	669,566
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.342% 11/15/2049 (d)	1,262,000	1,217,095
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (b)	1,864,000	1,327,731
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class B, 4.546% 3/15/2052	450,000	440,558
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (b)	2,108,000	1,682,240
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (b)	761,000	584,702
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.8645%, 7.8235% 2/15/2040 (b)(c)(d)	450,400	449,793
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (b)(d)	2,867,000	2,903,892
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3331% 11/15/2057 (d)	757,000	779,569
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (d)	2,070,000	2,081,000
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (b)(d)(e)	1,284,756	462,538
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.984% 6/15/2044 (b)(d)	998,995	966,557
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.984% 6/15/2044 (b)(d)	1,274,000	1,200,529
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	1,252,600	403,003
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0662% 3/15/2045 (b)(d)	4,999,000	3,517,132
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0874% 5/15/2045 (b)(d)	1,147,518	1,052,870
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.5103% 9/15/2046 (b)(d)	175,806	169,658
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	2,074,000	1,996,821
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (b)(e)	2,352,000	1,441,860
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (b)(d)	1,742,000	1,790,577
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (b)(d)	1,695,000	8,762
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	1,638,000	986,928
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)(e)	4,354,000	1,436,907
TOTAL UNITED STATES		626,843,932
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $671,140,584)		628,994,100

Non-Convertible Corporate Bonds - 2.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Windstream Services LLC 7.5% 10/15/2033 (b)	2,480,000	2,523,849
WULF Compute LLC 7.75% 10/15/2030 (b)	1,520,000	1,571,559
		4,095,408
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/2026 (b)	350,408	351,380
Real Estate - 2.3%
Diversified REITs - 0.4%
Safehold GL Holdings LLC 6.1% 4/1/2034	2,792,000	2,969,850
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	955,000	1,009,229
Real Estate Management & Development - 0.4%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	1,625,000	1,603,520
Essex Portfolio LP 5.5% 4/1/2034	1,401,000	1,461,707
		3,065,227
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 2/1/2034	3,646,000	3,778,797
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	2,455,000	2,556,579
		6,335,376
Retail REITs - 0.4%
NNN REIT Inc 5.6% 10/15/2033	2,485,000	2,614,888
TOTAL REAL ESTATE		15,994,570

TOTAL UNITED STATES		20,441,358
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $19,477,292)		20,441,358

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(d)(e)(h) (Cost $2,796,600)	3,100,000	31

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $26,078,267)	4.02	26,073,052	26,078,267

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $765,246,696)	710,369,631
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,060,693)
NET ASSETS - 100.0%	709,308,938

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $526,380,565 or 74.2% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security.
(f)	Non-income producing - Security is in default.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Non-income producing.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,339,434	332,273,969	332,535,179	1,536,595	43	-	26,078,267	26,073,052	0.0%
Total	26,339,434	332,273,969	332,535,179	1,536,595	43	-	26,078,267

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	32,269,190	-	32,269,189	1

Bank Loan Obligations
Financials	2,557,281	-	-	2,557,281

Collateralized Mortgage Obligations	29,404	-	-	29,404

Commercial Mortgage Securities	628,994,100	-	612,141,597	16,852,503

Non-Convertible Corporate Bonds
Communication Services	4,095,408	-	4,095,408	-
Consumer Discretionary	351,380	-	351,380	-
Real Estate	15,994,570	-	15,994,570	-

Non-Convertible Preferred Stocks
Financials	31	-	-	31

Money Market Funds	26,078,267	26,078,267	-	-
Total Investments in Securities:	710,369,631	26,078,267	664,852,144	19,439,220
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2025 ($)
Bank Loan Obligations	5,306,506	-	93,960	-	(2,843,185)	-	-	-	2,557,281	93,960
Non-Convertible Preferred Stocks	31	-	-	-	-	-	-	-	31	-
Asset-Backed Securities	26	-	(1,063,659)	-	-	1,063,634	-	-	1	(1,063,634)
Commercial Mortgage Securities	21,779,787	(4,414,900)	1,509,949	10,200,096	(16,947,688)	440,061	13,179,072	(8,893,874)	16,852,503	(3,477,535)
Collateralized Mortgage Obligations	31,258	11,711	1,480	-	(13,327)	(1,718)	-	-	29,404	1,480

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $739,168,429)	$684,291,364
Fidelity Central Funds (cost $26,078,267)	26,078,267

Total Investment in Securities (cost $765,246,696)		$710,369,631
Cash		6,390
Receivable for investments sold		669
Interest receivable		3,016,969
Distributions receivable from Fidelity Central Funds		93,763
Prepaid expenses		729
Total assets		713,488,151
Liabilities
Payable for investments purchased	$2,499,999
Distributions payable	1,072,958
Accrued management fee	435,159
Other payables and accrued expenses	171,097
Total liabilities		4,179,213
Net Assets		$709,308,938
Net Assets consist of:
Paid in capital		$861,253,016
Total accumulated earnings (loss)		(151,944,078)
Net Assets		$709,308,938
Net Asset Value, offering price and redemption price per share ($709,308,938 ÷ 96,006,456 shares)		$7.39
Statement of Operations
Year ended November 30, 2025
Investment Income
Interest		$45,727,739
Income from Fidelity Central Funds		1,536,595
Total income		47,264,334
Expenses
Management fee	$5,413,486
Custodian fees and expenses	4,616
Independent trustees' fees and expenses	2,948
Audit fees	188,421
Legal	479
Miscellaneous	3,858
Total expenses before reductions	5,613,808
Expense reductions	(4,672)
Total expenses after reductions		5,609,136
Net Investment income (loss)		41,655,198
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,986,485)
Fidelity Central Funds	43
Total net realized gain (loss)		(3,986,442)
Change in net unrealized appreciation (depreciation) on investment securities		19,813,256
Net gain (loss)		15,826,814
Net increase (decrease) in net assets resulting from operations		$57,482,012
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,655,198	$33,215,806
Net realized gain (loss)	(3,986,442)	(10,306,043)
Change in net unrealized appreciation (depreciation)	19,813,256	57,770,217
Net increase (decrease) in net assets resulting from operations	57,482,012	80,679,980
Distributions to shareholders	(40,124,940)	(32,795,736)

Share transactions
Proceeds from sales of shares	127,861,000	144,461,000
Reinvestment of distributions	26,786,153	18,852,447
Cost of shares redeemed	(150,971,302)	(40,000,000)

Net increase (decrease) in net assets resulting from share transactions	3,675,851	123,313,447
Total increase (decrease) in net assets	21,032,923	171,197,691

Net Assets
Beginning of period	688,276,015	517,078,324
End of period	$709,308,938	$688,276,015

Other Information
Shares
Sold	17,546,497	20,256,392
Issued in reinvestment of distributions	3,659,515	2,664,936
Redeemed	(20,528,615)	(5,930,104)
Net increase (decrease)	677,397	16,991,224

Financial Highlights
Fidelity® Real Estate High Income Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.22	$6.60	$7.17	$8.24	$7.80
Income from Investment Operations
Net investment income (loss) A,B	.405	.407	.423	.345	.305
Net realized and unrealized gain (loss)	.155	.617	(.594)	(1.059)	.469
Total from investment operations	.560	1.024	(.171)	(.714)	.774
Distributions from net investment income	(.390)	(.404)	(.392)	(.324)	(.334)
Distributions from tax return of capital	-	-	(.007)	(.032)	-
Total distributions	(.390)	(.404)	(.399)	(.356)	(.334)
Net asset value, end of period	$7.39	$7.22	$6.60	$7.17	$8.24
Total Return C	7.94%	15.83%	(2.44)%	(8.84)%	10.07%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.75%	.76%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.75%	.76%	.78%	.78%	.78%
Expenses net of all reductions, if any	.75%	.76%	.78%	.78%	.78%
Net investment income (loss)	5.54%	5.79%	6.13%	4.48%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$709,309	$688,276	$517,078	$722,213	$945,943
Portfolio turnover rate F	32%	23%	32%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing services or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing service or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in InputA
Asset-Backed Securities	$ 1	Recovery value	Recovery value	$0.00	Increase
Bank Loan Obligations	$ 2,557,281	Discounted cash flow	Yield	11.5%	Decrease
Collateralized Mortgage Obligations	$ 29,404	Indicative market price	Evaluated bid	$6.33 - $49.94 / $34.25	Increase
Commercial Mortgage Securities	$ 16,852,503	Indicative market price	Evaluated bid	$0.25 - $80.25 / $51.18	Increase
Non-Convertible Preferred Stocks	$ 31	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,492,296
Gross unrealized depreciation	(73,110,692)
Net unrealized appreciation (depreciation)	$(55,618,396)
Tax Cost	$765,988,027

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$151,703
Capital loss carryforward	$(96,477,385)
Net unrealized appreciation (depreciation) on securities and other investments	$(55,618,396)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(9,466,668)
Long-term	(87,010,717)
Total capital loss carryforward	$(96,477,385)

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$40,124,940	$32,795,736

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate High Income Fund	233,399,125	227,623,524
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Real Estate High Income Fund	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Real Estate High Income Fund	.72

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Real Estate High Income Fund	1,022
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,672.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Real Estate High Income Fund	2	55%
9. Credit and Liquidity Risk.
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Real Estate High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Real Estate High Income Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $33,948,108 of distributions paid in the calendar 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $40,124,940 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.734092.126
REHI-ANN-0126
Fidelity Advisor® Value Strategies Fund

Annual Report
November 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Value Strategies Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 3.7%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear Inc (a)	302,600	16,987,348
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Imperial Oil Ltd	236,100	23,362,488
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc	99,400	8,714,082
Materials - 0.8%
Chemicals - 0.8%
Methanex Corp (United States)	381,900	13,599,459
TOTAL CANADA		62,663,377
HONG KONG - 0.6%
Financials - 0.6%
Insurance - 0.6%
Prudential PLC	648,100	9,390,473
PORTUGAL - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Galp Energia SGPS SA	824,700	16,617,274
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	142,900	16,392,059
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (b)(c)	220,600	6,625,107
UNITED STATES - 92.2%
Communication Services - 1.7%
Interactive Media & Services - 0.7%
ZoomInfo Technologies Inc (d)	1,167,600	11,582,592
Media - 1.0%
Nexstar Media Group Inc (a)	89,000	17,100,460
TOTAL COMMUNICATION SERVICES		28,683,052

Consumer Discretionary - 10.6%
Automobile Components - 1.0%
Patrick Industries Inc (a)	156,911	16,980,908
Diversified Consumer Services - 0.6%
Driven Brands Holdings Inc (a)(d)	717,100	10,476,831
Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations Inc (d)	327,800	14,039,674
Household Durables - 2.0%
Somnigroup International Inc	166,600	15,247,232
TopBuild Corp (d)	41,200	18,643,000
		33,890,232
Leisure Products - 2.0%
BRP Inc Subordinate Voting Shares	246,900	17,033,618
Hasbro Inc	197,500	16,313,500
		33,347,118
Specialty Retail - 3.4%
Bath & Body Works Inc	596,200	10,379,842
Lithia Motors Inc Class A	59,800	19,066,632
Signet Jewelers Ltd (a)	151,100	15,134,176
Upbound Group Inc	711,800	12,755,456
		57,336,106
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp (a)	161,300	13,671,788
TOTAL CONSUMER DISCRETIONARY		179,742,657

Consumer Staples - 5.2%
Beverages - 1.8%
Constellation Brands Inc Class A	82,200	11,210,436
Keurig Dr Pepper Inc	374,200	10,440,180
Primo Brands Corp Class A	587,300	9,214,737
		30,865,353
Consumer Staples Distribution & Retail - 0.9%
Dollar Tree Inc (d)	141,700	15,701,777
Food Products - 2.5%
Bunge Global SA	169,400	16,274,258
Darling Ingredients Inc (d)	455,122	16,662,016
Ingredion Inc	76,700	8,248,318
		41,184,592
TOTAL CONSUMER STAPLES		87,751,722

Energy - 5.4%
Energy Equipment & Services - 2.3%
Expro Group Holdings NV (d)	1,429,600	19,942,920
Weatherford International PLC	263,600	19,717,280
		39,660,200
Oil, Gas & Consumable Fuels - 3.1%
Core Natural Resources Inc	206,607	16,528,560
Phillips 66	136,600	18,708,736
Targa Resources Corp	99,600	17,460,876
		52,698,172
TOTAL ENERGY		92,358,372

Financials - 15.2%
Banks - 2.2%
East West Bancorp Inc	169,873	18,125,449
First Citizens BancShares Inc/NC Class A	10,300	19,342,267
		37,467,716
Capital Markets - 2.4%
Ameriprise Financial Inc	37,200	16,953,528
Blue Owl Capital Inc Class A (a)	538,000	8,070,000
Raymond James Financial Inc	103,500	16,201,890
		41,225,418
Consumer Finance - 1.9%
OneMain Holdings Inc	305,000	18,919,150
SLM Corp	468,084	13,714,861
		32,634,011
Financial Services - 4.6%
Apollo Global Management Inc	112,200	14,793,570
Global Payments Inc	208,500	15,795,960
NCR Atleos Corp (d)	402,500	14,920,675
PennyMac Financial Services Inc	115,000	15,475,550
WEX Inc (d)	107,700	15,978,373
		76,964,128
Insurance - 4.1%
Assurant Inc	77,700	17,728,032
First American Financial Corp	217,048	14,273,076
Reinsurance Group of America Inc	99,933	18,974,279
Travelers Companies Inc/The	60,000	17,571,600
		68,546,987
TOTAL FINANCIALS		256,838,260

Health Care - 8.4%
Health Care Equipment & Supplies - 2.5%
Lantheus Holdings Inc (d)	204,300	12,027,141
QuidelOrtho Corp (d)	610,900	16,708,115
Solventum Corp (d)	154,700	13,189,722
		41,924,978
Health Care Providers & Services - 3.8%
Acadia Healthcare Co Inc (d)	775,200	13,333,440
AdaptHealth Corp (a)(d)	1,275,600	12,322,296
CVS Health Corp	279,800	22,484,728
Molina Healthcare Inc (d)	111,800	16,575,468
PACS Group Inc (d)	7,400	247,234
		64,963,166
Life Sciences Tools & Services - 2.1%
ICON PLC (d)	93,900	17,371,500
IQVIA Holdings Inc (d)	83,200	19,136,832
		36,508,332
TOTAL HEALTH CARE		143,396,476

Industrials - 19.2%
Air Freight & Logistics - 2.5%
FedEx Corp	54,200	14,941,856
GXO Logistics Inc (d)	328,300	16,657,942
United Parcel Service Inc Class B	111,700	10,699,743
		42,299,541
Building Products - 0.5%
Owens Corning	67,500	7,643,700
Commercial Services & Supplies - 1.9%
Brink's Co/The	143,300	16,096,889
HNI Corp (a)	195,300	8,108,856
Vestis Corp	1,166,900	7,561,512
		31,767,257
Construction & Engineering - 1.8%
Centuri Holdings Inc (d)	575,100	12,933,999
Fluor Corp (d)	207,100	8,890,803
WillScot Holdings Corp	450,100	8,889,475
		30,714,277
Electrical Equipment - 1.0%
Regal Rexnord Corp	115,500	16,861,845
Ground Transportation - 3.1%
Ryder System Inc	83,000	14,376,430
Saia Inc (d)	39,200	11,037,152
U-Haul Holding Co Class N	268,400	12,912,724
XPO Inc (d)	96,700	13,737,202
		52,063,508
Machinery - 4.7%
Allison Transmission Holdings Inc	178,000	15,781,480
CNH Industrial NV Class A	1,116,800	10,531,424
Gates Industrial Corp PLC (d)	654,900	14,905,524
Oshkosh Corp	136,500	17,496,571
Terex Corp	282,900	13,072,809
Timken Co/The (a)	101,400	8,252,946
		80,040,754
Professional Services - 2.7%
Amentum Holdings Inc (d)	680,200	19,474,126
First Advantage Corp (a)(d)	955,100	13,256,788
KBR Inc	314,900	12,980,178
		45,711,092
Trading Companies & Distributors - 1.0%
Herc Holdings Inc	122,300	16,421,221
TOTAL INDUSTRIALS		323,523,195

Information Technology - 9.4%
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics Inc (d)	141,800	15,315,818
Avnet Inc	296,800	14,100,968
		29,416,786
Semiconductors & Semiconductor Equipment - 2.7%
First Solar Inc (d)	102,400	27,947,008
ON Semiconductor Corp (d)	368,100	18,493,344
		46,440,352
Software - 0.4%
NCR Voyix Corp (a)(d)	694,500	7,021,395
Technology Hardware, Storage & Peripherals - 4.6%
Sandisk Corp/DE	168,733	37,674,704
Western Digital Corp	243,600	39,787,188
		77,461,892
TOTAL INFORMATION TECHNOLOGY		160,340,425

Materials - 4.3%
Chemicals - 1.5%
Corteva Inc	233,300	15,740,751
Mosaic Co/The	409,300	10,023,757
		25,764,508
Containers & Packaging - 0.9%
Smurfit WestRock PLC	451,700	16,121,173
Metals & Mining - 1.9%
Constellium SE (d)	1,063,330	17,874,577
Reliance Inc	47,600	13,295,632
		31,170,209
TOTAL MATERIALS		73,055,890

Real Estate - 7.3%
Health Care REITs - 2.4%
Ventas Inc	254,000	20,480,020
Welltower Inc	94,500	19,676,790
		40,156,810
Industrial REITs - 2.1%
Prologis Inc	142,137	18,268,869
Rexford Industrial Realty Inc	431,700	17,963,037
		36,231,906
Real Estate Management & Development - 1.1%
Jones Lang LaSalle Inc (d)	57,100	18,596,899
Residential REITs - 1.0%
Sun Communities Inc	136,800	17,625,312
Specialized REITs - 0.7%
Equinix Inc	15,300	11,525,643
TOTAL REAL ESTATE		124,136,570

Utilities - 5.5%
Electric Utilities - 3.1%
Constellation Energy Corp	49,000	17,853,640
Eversource Energy	233,700	15,699,966
PG&E Corp	1,143,700	18,436,444
		51,990,050
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The	1,285,300	18,071,318
Multi-Utilities - 1.4%
Sempra	253,900	24,049,408
TOTAL UTILITIES		94,110,776

TOTAL UNITED STATES		1,563,937,395
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (d)	618,400	13,992,492
TOTAL COMMON STOCKS (Cost $1,408,073,665)		1,689,618,177

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	7,911,250	7,912,831
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	29,392,339	29,395,279
TOTAL MONEY MARKET FUNDS (Cost $37,308,110)			37,308,110

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,445,381,775)	1,726,926,287
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(29,866,282)
NET ASSETS - 100.0%	1,697,060,005

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,625,107 or 0.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,625,107 or 0.4% of net assets.

(d)	Non-income producing.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,674,929	381,041,227	377,802,758	388,942	(567)	-	7,912,831	7,911,250	0.0%
Fidelity Securities Lending Cash Central Fund	44,437,581	724,598,825	739,640,568	311,728	(559)	-	29,395,279	29,392,339	0.1%
Total	49,112,510	1,105,640,052	1,117,443,326	700,670	(1,126)	-	37,308,110

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	35,308,159	28,683,052	6,625,107	-
Consumer Discretionary	196,730,005	196,730,005	-	-
Consumer Staples	87,751,722	87,751,722	-	-
Energy	132,338,134	132,338,134	-	-
Financials	282,620,792	273,230,319	9,390,473	-
Health Care	143,396,476	143,396,476	-	-
Industrials	332,237,277	332,237,277	-	-
Information Technology	160,340,425	160,340,425	-	-
Materials	100,647,841	100,647,841	-	-
Real Estate	124,136,570	124,136,570	-	-
Utilities	94,110,776	94,110,776	-	-

Money Market Funds	37,308,110	37,308,110	-	-
Total Investments in Securities:	1,726,926,287	1,710,910,707	16,015,580	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $68,752,499) - See accompanying schedule:
Unaffiliated issuers (cost $1,408,073,665)	$1,689,618,177
Fidelity Central Funds (cost $37,308,110)	37,308,110

Total Investment in Securities (cost $1,445,381,775)		$1,726,926,287
Receivable for fund shares sold		165,867
Dividends receivable		1,746,308
Distributions receivable from Fidelity Central Funds		13,822
Prepaid expenses		1,627
Other receivables		20,670
Total assets		1,728,874,581
Liabilities
Payable for fund shares redeemed	$1,326,345
Accrued management fee	856,274
Distribution and service plan fees payable	183,757
Other payables and accrued expenses	52,362
Collateral on securities loaned	29,395,838
Total liabilities		31,814,576
Net Assets		$1,697,060,005
Net Assets consist of:
Paid in capital		$1,278,496,898
Total accumulated earnings (loss)		418,563,107
Net Assets		$1,697,060,005

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($372,732,642 ÷ 8,182,485 shares)(a)		$45.55
Maximum offering price per share (100/94.25 of $45.55)		$48.33
Class M :
Net Asset Value and redemption price per share ($230,693,381 ÷ 4,655,459 shares)(a)		$49.55
Maximum offering price per share (100/96.50 of $49.55)		$51.35
Class C :
Net Asset Value and offering price per share ($17,303,792 ÷ 484,136 shares)(a)		$35.74
Fidelity Value Strategies Fund :
Net Asset Value, offering price and redemption price per share ($608,685,944 ÷ 10,458,746 shares)		$58.20
Class K :
Net Asset Value, offering price and redemption price per share ($88,179,042 ÷ 1,509,059 shares)		$58.43
Class I :
Net Asset Value, offering price and redemption price per share ($379,465,204 ÷ 7,200,766 shares)		$52.70
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$28,563,410
Income from Fidelity Central Funds (including $311,728 from security lending)		700,670
Total income		29,264,080
Expenses
Management fee
Basic fee	$12,008,839
Performance adjustment	156,617
Distribution and service plan fees	2,244,408
Custodian fees and expenses	43,698
Independent trustees' fees and expenses	7,567
Registration fees	140,961
Audit fees	60,948
Legal	4,900
Interest	43,244
Miscellaneous	24,295
Total expenses		14,735,477
Net Investment income (loss)		14,528,603
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	165,531,793
Fidelity Central Funds	(1,126)
Foreign currency transactions	22,911
Total net realized gain (loss)		165,553,578
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(289,312,798)
Assets and liabilities in foreign currencies	577
Total change in net unrealized appreciation (depreciation)		(289,312,221)
Net gain (loss)		(123,758,643)
Net increase (decrease) in net assets resulting from operations		$(109,230,040)
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,528,603	$17,091,159
Net realized gain (loss)	165,553,578	238,346,760
Change in net unrealized appreciation (depreciation)	(289,312,221)	287,146,806
Net increase (decrease) in net assets resulting from operations	(109,230,040)	542,584,725
Distributions to shareholders	(223,187,455)	(54,202,367)

Share transactions - net increase (decrease)	(314,148,457)	(47,669,461)
Total increase (decrease) in net assets	(646,565,952)	440,712,897

Net Assets
Beginning of period	2,343,625,957	1,902,913,060
End of period	$1,697,060,005	$2,343,625,957

Financial Highlights
Fidelity Advisor® Value Strategies Fund Class A

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$52.63	$42.18	$41.23	$42.62	$32.58
Income from Investment Operations
Net investment income (loss) A,B	.28	.28	.23	.24	.37 C
Net realized and unrealized gain (loss)	(1.72)	11.46	1.65	2.05	9.96
Total from investment operations	(1.44)	11.74	1.88	2.29	10.33
Distributions from net investment income	(.40)	(.27)	(.27)	(.39)	(.29)
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(5.64)	(1.29) D	(.93) D	(3.68)	(.29)
Net asset value, end of period	$45.55	$52.63	$42.18	$41.23	$42.62
Total Return E,F	(2.19) %	28.37%	4.78%	5.18%	31.91%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.96%	1.10%	1.15%	1.14%	1.13%
Expenses net of fee waivers, if any	.96%	1.10%	1.15%	1.13%	1.13%
Expenses net of all reductions, if any	.96%	1.10%	1.15%	1.13%	1.13%
Net investment income (loss)	.65%	.61%	.58%	.61%	.90% C
Supplemental Data
Net assets, end of period (000 omitted)	$372,733	$460,135	$355,355	$317,773	$253,532
Portfolio turnover rate I	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Strategies Fund Class M

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.64	$45.28	$44.16	$45.37	$34.67
Income from Investment Operations
Net investment income (loss) A,B	.19	.18	.15	.16	.29 C
Net realized and unrealized gain (loss)	(1.83)	12.33	1.76	2.17	10.61
Total from investment operations	(1.64)	12.51	1.91	2.33	10.90
Distributions from net investment income	(.21)	(.13)	(.14)	(.25)	(.20)
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(5.45)	(1.15) D	(.79)	(3.54)	(.20)
Net asset value, end of period	$49.55	$56.64	$45.28	$44.16	$45.37
Total Return E,F	(2.43) %	28.07%	4.51%	4.95%	31.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.21%	1.35%	1.39%	1.37%	1.37%
Expenses net of fee waivers, if any	1.21%	1.34%	1.39%	1.37%	1.37%
Expenses net of all reductions, if any	1.21%	1.34%	1.39%	1.37%	1.37%
Net investment income (loss)	.40%	.36%	.34%	.37%	.66% C
Supplemental Data
Net assets, end of period (000 omitted)	$230,693	$264,424	$223,355	$231,490	$237,047
Portfolio turnover rate I	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Strategies Fund Class C

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.64	$34.45	$33.87	$35.64	$27.33
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.06)	(.06)	(.06)	.04 C
Net realized and unrealized gain (loss)	(1.45)	9.33	1.34	1.72	8.37
Total from investment operations	(1.48)	9.27	1.28	1.66	8.41
Distributions from net investment income	(.17)	(.05)	(.05)	(.14)	(.10)
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(5.42) D	(1.08)	(.70)	(3.43)	(.10)
Net asset value, end of period	$35.74	$42.64	$34.45	$33.87	$35.64
Total Return E,F	(2.92) %	27.41%	3.97%	4.37%	30.84%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.71%	1.86%	1.93%	1.92%	1.92%
Expenses net of fee waivers, if any	1.71%	1.85%	1.93%	1.91%	1.91%
Expenses net of all reductions, if any	1.71%	1.85%	1.93%	1.91%	1.91%
Net investment income (loss)	(.10)%	(.15)%	(.19)%	(.17)%	.11% C
Supplemental Data
Net assets, end of period (000 omitted)	$17,304	$25,534	$19,120	$18,076	$14,064
Portfolio turnover rate I	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Value Strategies Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$65.44	$52.08	$50.65	$51.53	$39.30
Income from Investment Operations
Net investment income (loss) A,B	.51	.52	.41	.43	.58 C
Net realized and unrealized gain (loss)	(2.06)	14.22	2.02	2.47	12.00
Total from investment operations	(1.55)	14.74	2.43	2.90	12.58
Distributions from net investment income	(.45)	(.35)	(.35)	(.49)	(.35)
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(5.69)	(1.38)	(1.00)	(3.78)	(.35)
Net asset value, end of period	$58.20	$65.44	$52.08	$50.65	$51.53
Total Return D	(1.89) %	28.76%	5.01%	5.48%	32.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66%	.82%	.90%	.88%	.86%
Expenses net of fee waivers, if any	.66%	.81%	.90%	.87%	.86%
Expenses net of all reductions, if any	.66%	.81%	.90%	.87%	.86%
Net investment income (loss)	.95%	.89%	.84%	.87%	1.17% C
Supplemental Data
Net assets, end of period (000 omitted)	$608,686	$815,177	$629,237	$565,088	$512,558
Portfolio turnover rate G	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .79%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Value Strategies Fund Class K

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$65.37	$52.04	$50.61	$51.49	$39.27
Income from Investment Operations
Net investment income (loss) A,B	.56	.56	.48	.49	.64 C
Net realized and unrealized gain (loss)	(2.05)	14.22	2.02	2.46	11.98
Total from investment operations	(1.49)	14.78	2.50	2.95	12.62
Distributions from net investment income	(.20)	(.42)	(.42)	(.54)	(.40)
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(5.45) D	(1.45)	(1.07)	(3.83)	(.40)
Net asset value, end of period	$58.43	$65.37	$52.04	$50.61	$51.49
Total Return E	(1.83) %	28.89%	5.16%	5.59%	32.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59%	.73%	.77%	.75%	.75%
Expenses net of fee waivers, if any	.59%	.73%	.77%	.75%	.75%
Expenses net of all reductions, if any	.59%	.73%	.77%	.75%	.75%
Net investment income (loss)	1.02%	.98%	.97%	.99%	1.28% C
Supplemental Data
Net assets, end of period (000 omitted)	$88,179	$103,334	$218,927	$61,703	$54,407
Portfolio turnover rate H	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Strategies Fund Class I

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$59.88	$47.79	$46.56	$47.69	$36.40
Income from Investment Operations
Net investment income (loss) A,B	.44	.46	.38	.39	.54 C
Net realized and unrealized gain (loss)	(1.91)	13.02	1.86	2.28	11.10
Total from investment operations	(1.47)	13.48	2.24	2.67	11.64
Distributions from net investment income	(.47)	(.36)	(.36)	(.51)	(.35)
Distributions from net realized gain	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(5.71)	(1.39)	(1.01)	(3.80)	(.35)
Net asset value, end of period	$52.70	$59.88	$47.79	$46.56	$47.69
Total Return D	(1.94) %	28.72%	5.03%	5.44%	32.23%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71%	.85%	.90%	.89%	.88%
Expenses net of fee waivers, if any	.71%	.85%	.90%	.88%	.88%
Expenses net of all reductions, if any	.71%	.85%	.90%	.88%	.88%
Net investment income (loss)	.90%	.86%	.83%	.86%	1.15% C
Supplemental Data
Net assets, end of period (000 omitted)	$379,465	$675,022	$456,919	$352,428	$255,660
Portfolio turnover rate G	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$435,928,496
Gross unrealized depreciation	(158,501,948)
Net unrealized appreciation (depreciation)	$277,426,548
Tax Cost	$1,449,499,739

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,511,092
Undistributed long-term capital gain	$128,625,116
Net unrealized appreciation (depreciation) on securities and other investments	$277,426,899

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$37,180,305	$12,624,612
Long-term Capital Gains	186,007,150	41,577,755
Total	$223,187,455	$54,202,367

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Strategies Fund	1,040,387,865	1,565,970,087
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.72
Fidelity Value Strategies Fund	.69
Class K	.56
Class I	.69

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Value Strategies Fund	.64
Class K	.56
Class I	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Value Strategies Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Value Strategies Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .01%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	919,869	28,054
Class M	.25%	.25%	1,130,712	2,232
Class C	.75%	.25%	193,827	31,257
			2,244,408	61,543

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	42,831
Class M	1,905
Class CA	169
44,905

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Strategies Fund	34,331

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Value Strategies Fund	Borrower	8,750,513	4.56%	43,244

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Strategies Fund	117,926,790	87,812,716	18,794,586
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Value Strategies Fund	2,634
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Strategies Fund	33,032	20,185	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Value Strategies Fund	41,072,895
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Advisor Value Strategies Fund
Distributions to shareholders
Class A	$51,382,266	$10,920,447
Class M	25,196,597	5,651,196
Class C	3,247,315	615,596
Fidelity Value Strategies Fund	70,384,685	16,995,066
Class K	8,644,227	6,225,149
Class I	64,332,365	13,794,913
Total	$223,187,455	$54,202,367
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025	Year ended November 30, 2024	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Advisor Value Strategies Fund
Class A
Shares sold	1,485,577	1,606,406	$67,008,976	$74,141,222
Reinvestment of distributions	951,014	207,268	41,226,473	9,285,604
Shares redeemed	(2,996,660)	(1,496,824)	(127,696,179)	(69,929,449)
Net increase (decrease)	(560,069)	316,850	$(19,460,730)	$13,497,377
Class M
Shares sold	156,702	256,680	$7,172,579	$12,670,737
Reinvestment of distributions	495,949	107,891	23,438,566	5,214,370
Shares redeemed	(665,343)	(629,038)	(31,109,257)	(31,577,162)
Net increase (decrease)	(12,692)	(264,467)	$(498,112)	$(13,692,055)
Class C
Shares sold	68,630	157,450	$2,339,072	$5,922,771
Reinvestment of distributions	88,433	15,954	3,028,841	583,123
Shares redeemed	(271,747)	(129,629)	(8,760,734)	(4,902,074)
Net increase (decrease)	(114,684)	43,775	$(3,392,821)	$1,603,820
Fidelity Value Strategies Fund
Shares sold	1,138,309	3,124,958	$62,063,007	$178,317,233
Reinvestment of distributions	1,162,843	278,235	64,223,843	15,458,753
Shares redeemed	(4,298,992)	(3,027,638)	(230,458,150)	(174,325,455)
Net increase (decrease)	(1,997,840)	375,555	$(104,171,300)	$19,450,531
Class K
Shares sold	385,828	1,457,805	$20,620,781	$83,697,217
Reinvestment of distributions	156,005	112,266	8,644,227	6,225,149
Shares redeemed	(613,625)	(4,195,855)	(33,051,803)	(243,960,483)
Net increase (decrease)	(71,792)	(2,625,784)	$(3,786,795)	$(154,038,117)
Class I
Shares sold	2,628,305	4,567,127	$127,703,516	$237,710,071
Reinvestment of distributions	1,166,313	259,364	58,350,620	13,188,666
Shares redeemed	(7,867,169)	(3,114,122)	(368,892,835)	(165,389,754)
Net increase (decrease)	(4,072,551)	1,712,369	$(182,838,699)	$85,508,983
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Value Strategies Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Strategies Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $159,713,391, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in December during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $482,112 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 67%; Class M designates 84%; Class C designates 87%; Fidelity Value Strategies Fund designates 63%; Class K designates 84%; and Class I designates 62%; of the dividend distributed in December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 77.67%; Class M designates 97.42%; Class C designates 100%; Fidelity Value Strategies Fund designates 73.51%; Class K designates 98.21%; and Class I designates 72.20%; of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 8.43%; Class M designates 2.59%; Class C designates 0.00%; Fidelity Value Strategies Fund designates 7.98%; Class K designates 1.80%; and Class I designates 7.84%; of the dividend distributed in December 2024 during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539180.128
SO-ANN-0126
Fidelity Advisor® Stock Selector Mid Cap Fund

Annual Report
November 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Stock Selector Mid Cap Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (b)	151,600	11,938,588
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Lundin Mining Corp	687,200	12,864,254
FINLAND - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Amer Sports Inc (b)	292,200	10,849,386
FRANCE - 0.7%
Financials - 0.3%
Capital Markets - 0.3%
Amundi SA (c)(d)	86,400	6,917,542
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Sartorius Stedim Biotech	33,400	8,034,055
TOTAL FRANCE		14,951,597
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Birkenstock Holding Plc (b)(e)	221,200	9,584,596
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Patria Investments Ltd Class A (e)	672,843	10,139,744
GREECE - 0.3%
Financials - 0.3%
Banks - 0.3%
Piraeus Financial Holdings SA	739,489	6,066,527
ISRAEL - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	20,500	6,413,220
JAPAN - 1.1%
Financials - 0.7%
Banks - 0.7%
Hokuhoku Financial Group Inc	517,700	14,718,515
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (b)	374,600	9,998,074
TOTAL JAPAN		24,716,589
PUERTO RICO - 1.1%
Financials - 1.1%
Banks - 1.1%
Popular Inc	219,434	25,171,274
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.2%
Shawbrook Group PLC (c)(d)	730,300	4,034,998
Capital Markets - 0.5%
Marex Group PLC	323,791	11,264,689
TOTAL UNITED KINGDOM		15,299,687
UNITED STATES - 92.4%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent Inc (b)	157,700	5,979,984
GCI Liberty Inc/DEL Class A (b)(f)	24,724	0
Iridium Communications Inc	31,500	516,600
		6,496,584
Entertainment - 0.1%
IMAX Corp (b)	20,200	749,420
Warner Music Group Corp Class A	63,400	1,790,416
		2,539,836
Interactive Media & Services - 0.1%
ZoomInfo Technologies Inc (b)	224,200	2,224,064
Media - 0.8%
EchoStar Corp Class A (b)(e)	96,400	7,065,156
New York Times Co/The Class A	115,900	7,475,550
News Corp Class B	23,800	700,434
Nexstar Media Group Inc	17,500	3,362,450
		18,603,590
TOTAL COMMUNICATION SERVICES		29,864,074

Consumer Discretionary - 9.9%
Automobile Components - 0.3%
LCI Industries (e)	67,300	7,649,991
Diversified Consumer Services - 1.1%
Duolingo Inc Class A (b)	38,200	7,311,862
Service Corp International/US	213,000	16,918,590
		24,230,452
Hotels, Restaurants & Leisure - 2.0%
Aramark	465,100	17,287,767
Brinker International Inc (b)	39,700	6,105,463
Cava Group Inc (b)(e)	93,600	4,576,104
Hilton Grand Vacations Inc (b)	177,300	7,593,759
Sportradar Holding AG Class A (b)(e)	206,700	4,547,400
Wyndham Hotels & Resorts Inc (e)	69,500	5,087,400
		45,197,893
Household Durables - 2.6%
Somnigroup International Inc	274,100	25,085,632
Taylor Morrison Home Corp (b)	168,364	10,554,739
Toll Brothers Inc	144,100	20,149,503
		55,789,874
Specialty Retail - 2.8%
Bath & Body Works Inc	354,100	6,164,881
Burlington Stores Inc (b)	50,648	12,774,945
Chewy Inc Class A (b)	210,900	7,332,993
Dick's Sporting Goods Inc	70,100	14,480,557
Floor & Decor Holdings Inc Class A (b)	127,400	8,105,188
Murphy USA Inc	22,000	8,471,540
Williams-Sonoma Inc	14,200	2,556,142
		59,886,246
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (b)	303,200	7,692,184
PVH Corp	93,054	7,887,257
Tapestry Inc	84,049	9,184,875
		24,764,316
TOTAL CONSUMER DISCRETIONARY		217,518,772

Consumer Staples - 4.4%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	3,200	623,360
Celsius Holdings Inc (b)	108,100	4,425,614
Coca-Cola Consolidated Inc	40,200	6,550,590
		11,599,564
Consumer Staples Distribution & Retail - 3.2%
Albertsons Cos Inc Class A	191,000	3,501,030
BJ's Wholesale Club Holdings Inc (b)	110,300	9,842,069
Casey's General Stores Inc	28,500	16,258,110
Maplebear Inc (b)	94,900	3,986,749
Performance Food Group Co (b)	156,600	15,201,162
Sprouts Farmers Market Inc (b)	67,100	5,623,651
US Foods Holding Corp (b)	190,700	15,002,369
		69,415,140
Food Products - 0.4%
Darling Ingredients Inc (b)	131,900	4,828,859
Flowers Foods Inc	53,500	574,055
Ingredion Inc	41,800	4,495,172
		9,898,086
Personal Care Products - 0.2%
BellRing Brands Inc (b)	82,646	2,552,935
elf Beauty Inc (b)(e)	37,398	2,848,606
		5,401,541
TOTAL CONSUMER STAPLES		96,314,331

Energy - 4.1%
Energy Equipment & Services - 0.7%
Liberty Energy Inc Class A	291,760	5,187,493
Weatherford International PLC	152,100	11,377,080
		16,564,573
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp (b)	482,500	17,577,475
Expand Energy Corp	88,400	10,778,612
HF Sinclair Corp	214,506	11,349,512
Northern Oil & Gas Inc	197,600	4,424,264
Permian Resources Corp Class A	1,037,400	15,031,926
Plains All American Pipeline LP	364,500	6,345,945
Targa Resources Corp	50,400	8,835,624
		74,343,358
TOTAL ENERGY		90,907,931

Financials - 12.3%
Banks - 5.2%
Associated Banc-Corp	332,895	8,751,809
Bancorp Inc/The (b)(e)	549,116	35,181,862
Comerica Inc	185,604	14,918,850
Eastern Bankshares Inc	775,730	14,606,996
First Horizon Corp	977,519	21,837,774
Pathward Financial Inc	125,275	9,007,273
Synovus Financial Corp	209,190	10,082,958
		114,387,522
Capital Markets - 0.7%
Blue Owl Capital Inc Class A (e)	615,378	9,230,670
Palmer Square Capital BDC Inc	209,703	2,600,317
Virtu Financial Inc Class A	103,077	3,686,034
		15,517,021
Consumer Finance - 1.2%
FirstCash Holdings Inc	35,959	5,696,265
SLM Corp (e)	738,664	21,642,855
		27,339,120
Financial Services - 1.3%
Chime Financial Inc Class A (b)(e)	221,198	4,673,913
Essent Group Ltd	115,802	7,267,734
UWM Holdings Corp Class A	994,308	5,816,702
Voya Financial Inc	148,726	10,455,438
		28,213,787
Insurance - 3.9%
American Financial Group Inc/OH	171,370	23,601,076
Baldwin Insurance Group Inc/The Class A (b)	597,454	17,033,414
Brighthouse Financial Inc (b)	111,114	7,283,523
Reinsurance Group of America Inc	114,127	21,669,293
Selective Insurance Group Inc	76,542	6,013,139
Unum Group	147,377	11,196,231
		86,796,676
TOTAL FINANCIALS		272,254,126

Health Care - 8.6%
Biotechnology - 1.9%
Cytokinetics Inc (b)	110,000	7,494,300
Legend Biotech Corp ADR (b)	200,000	5,542,000
Moderna Inc (b)	169,000	4,390,620
Roivant Sciences Ltd (b)	169,600	3,529,376
Soleno Therapeutics Inc (b)	71,000	3,581,950
United Therapeutics Corp (b)	18,500	8,991,000
Veracyte Inc (b)	200,000	9,468,000
		42,997,246
Health Care Equipment & Supplies - 2.2%
Insulet Corp (b)	23,500	7,688,965
Masimo Corp (b)	130,000	18,515,900
Penumbra Inc (b)	74,333	21,792,206
		47,997,071
Health Care Providers & Services - 2.0%
Alignment Healthcare Inc (b)	30,136	578,913
BrightSpring Health Services Inc (b)	267,000	9,654,720
Chemed Corp	4,500	1,976,355
Hims & Hers Health Inc Class A (b)(e)	42,500	1,689,800
Privia Health Group Inc (b)	284,200	6,925,954
Surgery Partners Inc (b)	203,000	3,465,210
Tenet Healthcare Corp (b)	96,000	20,816,640
		45,107,592
Health Care Technology - 0.5%
Doximity Inc Class A (b)	40,000	2,057,599
Waystar Holding Corp (b)	265,000	9,781,150
		11,838,749
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	180,000	3,385,800
Repligen Corp (b)	91,300	15,614,126
		18,999,926
Pharmaceuticals - 1.1%
Elanco Animal Health Inc (b)	628,000	14,613,560
Royalty Pharma PLC Class A	228,000	9,124,560
		23,738,120
TOTAL HEALTH CARE		190,678,704

Industrials - 24.2%
Aerospace & Defense - 4.5%
Beta Technologies Inc Class A (b)	11,100	302,697
Carpenter Technology Corp	86,000	27,394,440
Curtiss-Wright Corp	9,600	5,417,184
HEICO Corp Class A	86,713	21,415,510
Howmet Aerospace Inc	116,700	23,875,653
StandardAero Inc (b)	13,000	339,560
Woodward Inc	69,700	20,912,091
		99,657,135
Building Products - 1.4%
Carlisle Cos Inc (e)	45,340	14,421,294
Owens Corning	51,300	5,809,212
Simpson Manufacturing Co Inc	22,500	3,766,050
Trex Co Inc (b)	200,200	7,002,996
		30,999,552
Commercial Services & Supplies - 0.8%
Brink's Co/The	151,392	17,005,863
Construction & Engineering - 2.5%
Comfort Systems USA Inc	23,900	23,348,866
EMCOR Group Inc	37,000	22,757,590
WillScot Holdings Corp	426,598	8,425,311
		54,531,767
Electrical Equipment - 2.3%
Acuity Inc	31,700	11,615,514
Nextpower Inc Class A (b)	116,900	10,710,378
nVent Electric PLC	162,500	17,431,375
Regal Rexnord Corp	82,433	12,034,394
		51,791,661
Ground Transportation - 2.2%
Landstar System Inc	110,011	14,393,839
XPO Inc (b)	240,100	34,108,606
		48,502,445
Machinery - 5.5%
Allison Transmission Holdings Inc	119,763	10,618,188
Crane Co	120,000	21,990,000
Dover Corp	31,400	5,817,792
Esab Corp	205,700	23,087,768
Flowserve Corp	396,294	28,275,577
ITT Inc	158,887	29,260,630
		119,049,955
Marine Transportation - 0.9%
Kirby Corp (b)	179,394	20,364,807
Professional Services - 1.6%
CACI International Inc (b)	43,700	26,967,270
KBR Inc	226,960	9,355,291
		36,322,561
Trading Companies & Distributors - 2.5%
Core & Main Inc Class A (b)	198,300	9,585,822
Watsco Inc (e)	35,100	12,158,640
Wesco International Inc	125,513	33,563,431
		55,307,893
TOTAL INDUSTRIALS		533,533,639

Information Technology - 13.4%
Communications Equipment - 1.2%
Ciena Corp (b)	127,746	26,087,011
Electronic Equipment, Instruments & Components - 3.5%
Belden Inc	18,159	2,059,231
Coherent Corp (b)	250,600	41,163,556
Jabil Inc	78,000	16,435,380
TD SYNNEX Corp	118,130	18,012,462
		77,670,629
IT Services - 2.3%
Kyndryl Holdings Inc (b)	308,200	7,960,806
Okta Inc Class A (b)	202,500	16,266,825
Twilio Inc Class A (b)	211,800	27,468,342
		51,695,973
Semiconductors & Semiconductor Equipment - 2.5%
MACOM Technology Solutions Holdings Inc (b)	150,500	26,335,995
MKS Inc	96,000	15,013,440
Rambus Inc (b)	136,200	13,016,634
		54,366,069
Software - 3.1%
Commvault Systems Inc (b)	61,200	7,558,200
Dynatrace Inc (b)	320,000	14,259,200
Gen Digital Inc	264,900	6,985,413
Guidewire Software Inc (b)	82,373	17,790,921
Nutanix Inc Class A (b)	131,667	6,293,683
Pivotal Software Inc rights (b)(f)	509,500	4
PTC Inc (b)	39,400	6,911,942
Rubrik Inc Class A (b)	124,900	8,658,068
		68,457,431
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage Inc Class A (b)	7,906	703,318
Western Digital Corp	98,600	16,104,338
		16,807,656
TOTAL INFORMATION TECHNOLOGY		295,084,769

Materials - 3.9%
Chemicals - 1.2%
Avient Corp	171,100	5,233,949
RPM International Inc	143,000	15,336,750
Westlake Corp (e)	72,800	4,863,768
		25,434,467
Construction Materials - 0.6%
Eagle Materials Inc	55,400	12,394,088
Containers & Packaging - 0.6%
Crown Holdings Inc	138,500	13,410,955
Metals & Mining - 1.1%
Cleveland-Cliffs Inc (b)	640,000	8,345,600
Reliance Inc	59,200	16,535,744
		24,881,344
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	111,000	9,103,110
TOTAL MATERIALS		85,223,964

Real Estate - 6.8%
Health Care REITs - 0.8%
Ventas Inc	211,500	17,053,245
Industrial REITs - 1.2%
EastGroup Properties Inc	69,300	12,555,774
Terreno Realty Corp	215,400	13,524,966
		26,080,740
Office REITs - 0.6%
Postal Realty Trust Inc Class A	698,680	10,857,487
SL Green Realty Corp (e)	72,000	3,393,360
		14,250,847
Real Estate Management & Development - 1.0%
Compass Inc Class A (b)	640,500	6,674,010
Jones Lang LaSalle Inc (b)	46,500	15,144,585
		21,818,595
Residential REITs - 0.9%
American Homes 4 Rent Class A	239,300	7,686,316
Camden Property Trust	49,000	5,210,660
Sun Communities Inc	60,700	7,820,588
		20,717,564
Retail REITs - 0.8%
Macerich Co/The	286,100	4,966,696
Tanger Inc	109,900	3,690,442
Urban Edge Properties	502,100	9,650,362
		18,307,500
Specialized REITs - 1.5%
CubeSmart	207,252	7,715,992
Four Corners Property Trust Inc	415,200	9,981,408
Outfront Media Inc	570,634	13,427,018
		31,124,418
TOTAL REAL ESTATE		149,352,909

Utilities - 3.5%
Electric Utilities - 1.0%
IDACORP Inc	20,900	2,754,202
OGE Energy Corp	198,100	9,069,018
Pinnacle West Capital Corp	41,900	3,807,034
TXNM Energy Inc	128,800	7,528,360
		23,158,614
Gas Utilities - 1.3%
National Fuel Gas Co	111,094	9,159,700
Southwest Gas Holdings Inc	87,300	7,250,265
UGI Corp	267,600	10,583,580
		26,993,545
Independent Power and Renewable Electricity Producers - 1.1%
Ormat Technologies Inc (e)	65,300	7,373,023
Talen Energy Corp (b)	44,900	17,702,723
		25,075,746
Water Utilities - 0.1%
Essential Utilities Inc	46,600	1,844,894
TOTAL UTILITIES		77,072,799

TOTAL UNITED STATES		2,037,806,018
TOTAL COMMON STOCKS (Cost $1,603,258,532)		2,185,801,480

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/26/2026 (h) (Cost $39,638)	3.77	40,000	39,642

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.02	22,201,896	22,206,336
Fidelity Securities Lending Cash Central Fund (i)(j)	4.02	49,446,256	49,451,201
TOTAL MONEY MARKET FUNDS (Cost $71,656,082)			71,657,537

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,674,954,252)	2,257,498,659
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(49,932,089)
NET ASSETS - 100.0%	2,207,566,570

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	1	12/19/2025	331,440	(2,006)	(2,006)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,952,540 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,952,540 or 0.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,642.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,888,427	801,452,668	823,133,771	1,584,208	(987)	(1)	22,206,336	22,201,896	0.0%
Fidelity Securities Lending Cash Central Fund	73,503,854	880,720,595	904,773,243	37,941	(5)	-	49,451,201	49,446,256	0.2%
Total	117,392,281	1,682,173,263	1,727,907,014	1,622,149	(992)	(1)	71,657,537

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	29,864,074	29,864,074	-	-
Consumer Discretionary	249,891,342	249,891,342	-	-
Consumer Staples	96,314,331	96,314,331	-	-
Energy	90,907,931	90,907,931	-	-
Financials	350,567,415	350,567,415	-	-
Health Care	198,712,759	198,712,759	-	-
Industrials	533,533,639	533,533,639	-	-
Information Technology	311,496,063	311,496,059	-	4
Materials	98,088,218	98,088,218	-	-
Real Estate	149,352,909	149,352,909	-	-
Utilities	77,072,799	77,072,799	-	-

U.S. Treasury Obligations	39,642	-	39,642	-

Money Market Funds	71,657,537	71,657,537	-	-
Total Investments in Securities:	2,257,498,659	2,257,459,013	39,642	4
Derivative Instruments:

Liabilities
Futures Contracts	(2,006)	(2,006)	-	-
Total Liabilities	(2,006)	(2,006)	-	-
Total Derivative Instruments:	(2,006)	(2,006)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(2,006)
Total Equity Risk	-	(2,006)
Total Value of Derivatives	-	(2,006)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $71,089,339) - See accompanying schedule:
Unaffiliated issuers (cost $1,603,298,170)	$2,185,841,122
Fidelity Central Funds (cost $71,656,082)	71,657,537

Total Investment in Securities (cost $1,674,954,252)		$2,257,498,659
Cash		30,047
Foreign currency held at value (cost $31,935)		31,856
Receivable for investments sold		519,204
Receivable for fund shares sold		307,416
Dividends receivable		1,547,320
Distributions receivable from Fidelity Central Funds		98,017
Receivable for daily variation margin on futures contracts		1,390
Prepaid expenses		2,076
Other receivables		27,204
Total assets		2,260,063,189
Liabilities
Payable for investments purchased	$518,350
Payable for fund shares redeemed	820,351
Accrued management fee	1,310,714
Distribution and service plan fees payable	335,638
Other payables and accrued expenses	60,384
Collateral on securities loaned	49,451,182
Total liabilities		52,496,619
Net Assets		$2,207,566,570
Net Assets consist of:
Paid in capital		$1,464,588,571
Total accumulated earnings (loss)		742,977,999
Net Assets		$2,207,566,570

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($681,959,487 ÷ 14,770,134 shares)(a)		$46.17
Maximum offering price per share (100/94.25 of $46.17)		$48.99
Class M :
Net Asset Value and redemption price per share ($449,325,096 ÷ 9,634,680 shares)(a)		$46.64
Maximum offering price per share (100/96.50 of $46.64)		$48.33
Class C :
Net Asset Value and offering price per share ($18,364,584 ÷ 467,585 shares)(a)		$39.28
Fidelity Stock Selector Mid Cap Fund :
Net Asset Value, offering price and redemption price per share ($325,129,693 ÷ 6,531,027 shares)		$49.78
Class I :
Net Asset Value, offering price and redemption price per share ($459,712,924 ÷ 9,206,883 shares)		$49.93
Class Z :
Net Asset Value, offering price and redemption price per share ($273,074,786 ÷ 5,482,799 shares)		$49.81
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$28,646,713
Interest		122,379
Income from Fidelity Central Funds (including $37,941 from security lending)		1,622,149
Total income		30,391,241
Expenses
Management fee
Basic fee	$14,945,183
Performance adjustment	(36,073)
Distribution and service plan fees	4,057,763
Custodian fees and expenses	61,936
Independent trustees' fees and expenses	9,451
Registration fees	131,309
Audit fees	63,143
Legal	4,142
Miscellaneous	20,649
Total expenses		19,257,503
Net Investment income (loss)		11,133,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	174,035,374
Fidelity Central Funds	(992)
Foreign currency transactions	11,385
Futures contracts	(2,722,441)
Total net realized gain (loss)		171,323,326
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(169,599,820)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	3,917
Futures contracts	47,668
Total change in net unrealized appreciation (depreciation)		(169,548,236)
Net gain (loss)		1,775,090
Net increase (decrease) in net assets resulting from operations		$12,908,828
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,133,738	$12,200,849
Net realized gain (loss)	171,323,326	102,504,353
Change in net unrealized appreciation (depreciation)	(169,548,236)	534,702,827
Net increase (decrease) in net assets resulting from operations	12,908,828	649,408,029
Distributions to shareholders	(75,288,610)	(13,138,531)

Share transactions - net increase (decrease)	(477,528,733)	201,668,044
Total increase (decrease) in net assets	(539,908,515)	837,937,542

Net Assets
Beginning of period	2,747,475,085	1,909,537,543
End of period	$2,207,566,570	$2,747,475,085

Financial Highlights
Fidelity Advisor® Stock Selector Mid Cap Fund Class A

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$46.53	$35.44	$38.19	$45.46	$37.74
Income from Investment Operations
Net investment income (loss) A,B	.16	.18	.26	.20	.20
Net realized and unrealized gain (loss)	.77	11.15	.35	(1.76)	8.40
Total from investment operations	.93	11.33	.61	(1.56)	8.60
Distributions from net investment income	(.15)	(.24)	(.18)	(.21)	(.35)
Distributions from net realized gain	(1.14)	-	(3.18)	(5.50)	(.54)
Total distributions	(1.29)	(.24)	(3.36)	(5.71)	(.88) C
Net asset value, end of period	$46.17	$46.53	$35.44	$38.19	$45.46
Total Return D,E	2.23%	32.09%	2.23%	(4.66)%	23.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94%	.92%	.96%	.97%	1.05%
Expenses net of fee waivers, if any	.94%	.91%	.96%	.97%	1.05%
Expenses net of all reductions, if any	.94%	.91%	.96%	.97%	1.05%
Net investment income (loss)	.38%	.44%	.73%	.52%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$681,959	$726,403	$603,063	$654,237	$735,720
Portfolio turnover rate H	55%	52% I	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class M

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$46.98	$35.78	$38.50	$45.77	$37.99
Income from Investment Operations
Net investment income (loss) A,B	.06	.08	.17	.11	.09
Net realized and unrealized gain (loss)	.77	11.26	.37	(1.80)	8.48
Total from investment operations	.83	11.34	.54	(1.69)	8.57
Distributions from net investment income	(.03)	(.14)	(.08)	(.09)	(.25)
Distributions from net realized gain	(1.14)	-	(3.18)	(5.50)	(.54)
Total distributions	(1.17)	(.14)	(3.26)	(5.58) C	(.79)
Net asset value, end of period	$46.64	$46.98	$35.78	$38.50	$45.77
Total Return D,E	1.98%	31.78%	1.99%	(4.90)%	22.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19%	1.16%	1.21%	1.22%	1.29%
Expenses net of fee waivers, if any	1.19%	1.16%	1.20%	1.21%	1.29%
Expenses net of all reductions, if any	1.19%	1.16%	1.20%	1.21%	1.29%
Net investment income (loss)	.13%	.20%	.49%	.27%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$449,325	$503,885	$428,856	$464,165	$552,237
Portfolio turnover rate H	55%	52% I	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class C

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.87	$30.42	$33.33	$40.31	$33.58
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.11)	(.02)	(.09)	(.14)
Net realized and unrealized gain (loss)	.64	9.56	.29	(1.53)	7.51
Total from investment operations	.51	9.45	.27	(1.62)	7.37
Distributions from net investment income	-	-	-	-	(.10)
Distributions from net realized gain	(1.10)	-	(3.18)	(5.36)	(.54)
Total distributions	(1.10)	-	(3.18)	(5.36)	(.64)
Net asset value, end of period	$39.28	$39.87	$30.42	$33.33	$40.31
Total Return C,D	1.48%	31.07%	1.44%	(5.41)%	22.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.69%	1.67%	1.76%	1.77%	1.84%
Expenses net of fee waivers, if any	1.69%	1.67%	1.75%	1.76%	1.84%
Expenses net of all reductions, if any	1.69%	1.67%	1.75%	1.76%	1.84%
Net investment income (loss)	(.37)%	(.31)%	(.07)%	(.28)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,365	$21,576	$18,853	$22,019	$27,346
Portfolio turnover rate G	55%	52% H	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stock Selector Mid Cap Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.03	$38.07	$40.76	$48.16	$39.90
Income from Investment Operations
Net investment income (loss) A,B	.31	.32	.37	.32	.34
Net realized and unrealized gain (loss)	.84	11.96	.40	(1.90)	8.88
Total from investment operations	1.15	12.28	.77	(1.58)	9.22
Distributions from net investment income	(.26)	(.32)	(.27)	(.33)	(.42)
Distributions from net realized gain	(1.14)	-	(3.18)	(5.50)	(.54)
Total distributions	(1.40)	(.32)	(3.46) C	(5.82) C	(.96)
Net asset value, end of period	$49.78	$50.03	$38.07	$40.76	$48.16
Total Return D	2.54%	32.43%	2.52%	(4.43)%	23.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.63%	.71%	.72%	.79%
Expenses net of fee waivers, if any	.64%	.63%	.71%	.72%	.79%
Expenses net of all reductions, if any	.64%	.63%	.71%	.72%	.79%
Net investment income (loss)	.68%	.73%	.98%	.77%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$325,130	$396,121	$326,507	$349,497	$394,514
Portfolio turnover rate G	55%	52% H	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class I

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.18	$38.19	$40.88	$48.29	$40.01
Income from Investment Operations
Net investment income (loss) A,B	.29	.30	.36	.31	.33
Net realized and unrealized gain (loss)	.84	12.01	.40	(1.90)	8.91
Total from investment operations	1.13	12.31	.76	(1.59)	9.24
Distributions from net investment income	(.24)	(.32)	(.27)	(.32)	(.42)
Distributions from net realized gain	(1.14)	-	(3.18)	(5.50)	(.54)
Total distributions	(1.38)	(.32)	(3.45)	(5.82)	(.96)
Net asset value, end of period	$49.93	$50.18	$38.19	$40.88	$48.29
Total Return C	2.49%	32.39%	2.49%	(4.45)%	23.50%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.69%	.67%	.73%	.74%	.82%
Expenses net of fee waivers, if any	.69%	.66%	.72%	.74%	.81%
Expenses net of all reductions, if any	.69%	.66%	.72%	.74%	.81%
Net investment income (loss)	.63%	.69%	.96%	.75%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$459,713	$472,163	$340,854	$385,919	$412,941
Portfolio turnover rate F	55%	52% G	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class Z

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.13	$38.15	$40.86	$48.26	$39.97
Income from Investment Operations
Net investment income (loss) A,B	.34	.37	.42	.36	.38
Net realized and unrealized gain (loss)	.84	11.99	.38	(1.88)	8.92
Total from investment operations	1.18	12.36	.80	(1.52)	9.30
Distributions from net investment income	(.36)	(.38)	(.33)	(.38)	(.47)
Distributions from net realized gain	(1.14)	-	(3.18)	(5.50)	(.54)
Total distributions	(1.50)	(.38)	(3.51)	(5.88)	(1.01)
Net asset value, end of period	$49.81	$50.13	$38.15	$40.86	$48.26
Total Return C	2.61%	32.59%	2.63%	(4.30)%	23.69%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.57%	.54%	.58%	.59%	.67%
Expenses net of fee waivers, if any	.57%	.53%	.57%	.59%	.67%
Expenses net of all reductions, if any	.57%	.53%	.57%	.59%	.67%
Net investment income (loss)	.75%	.82%	1.11%	.90%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$273,075	$627,327	$191,405	$216,614	$67,190
Portfolio turnover rate F	55%	52% G	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$678,907,225
Gross unrealized depreciation	(101,844,724)
Net unrealized appreciation (depreciation)	$577,062,501
Tax Cost	$1,680,436,158

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$11,398,004
Undistributed long-term capital gain	$154,521,137
Net unrealized appreciation (depreciation) on securities and other investments	$577,058,857

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$13,677,859	$13,138,531
Long-term Capital Gains	61,610,751	-
Total	$75,288,610	$13,138,531

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	14,796,436

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Stock Selector Mid Cap Fund	1,258,745,997	1,766,493,958

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Stock Selector Mid Cap Fund	1,304,788	20,720,815	53,979,098
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.72
Fidelity Stock Selector Mid Cap Fund	.68
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Stock Selector Mid Cap Fund	.63
Class I	.68
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Stock Selector Mid Cap Fund	S&P MidCap 400 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was an amount less than .005%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,653,717	17,051
Class M	.25%	.25%	2,218,010	13,669
Class C	.75%	.25%	186,036	17,264
			4,057,763	47,984

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	70,922
Class M	5,119
Class CA	230
76,271

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	42,962

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Stock Selector Mid Cap Fund	86,989,010	92,001,806	8,991,129
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	3,278
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Stock Selector Mid Cap Fund	3,793	1,175	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	22,606,955
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Advisor Stock Selector Mid Cap Fund
Distributions to shareholders
Class A	$20,035,262	$3,989,848
Class M	12,453,119	1,688,651
Class C	588,743	-
Fidelity Stock Selector Mid Cap Fund	11,045,019	2,725,475
Class I	12,874,529	2,798,525
Class Z	18,291,938	1,936,032
Total	$75,288,610	$13,138,531
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025	Year ended November 30, 2024	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Advisor Stock Selector Mid Cap Fund
Class A
Shares sold	805,196	644,683	$34,293,197	$26,217,390
Reinvestment of distributions	439,189	95,631	18,687,477	3,714,325
Shares redeemed	(2,085,836)	(2,142,836)	(89,025,610)	(87,279,045)
Net increase (decrease)	(841,451)	(1,402,522)	$(36,044,936)	$(57,347,330)
Class M
Shares sold	468,267	521,745	$20,230,815	$21,284,205
Reinvestment of distributions	281,445	41,809	12,121,822	1,643,105
Shares redeemed	(1,841,605)	(1,821,402)	(79,371,694)	(74,705,386)
Net increase (decrease)	(1,091,893)	(1,257,848)	$(47,019,057)	$(51,778,076)
Class C
Shares sold	62,553	57,132	$2,276,378	$1,977,533
Reinvestment of distributions	16,133	-	587,877	-
Shares redeemed	(152,247)	(135,785)	(5,536,904)	(4,731,974)
Net increase (decrease)	(73,561)	(78,653)	$(2,672,649)	$(2,754,441)
Fidelity Stock Selector Mid Cap Fund
Shares sold	720,800	756,365	$33,352,335	$33,299,502
Reinvestment of distributions	226,976	61,772	10,384,131	2,573,412
Shares redeemed	(2,333,673)	(1,478,059)	(106,606,859)	(64,117,536)
Net increase (decrease)	(1,385,897)	(659,922)	$(62,870,393)	$(28,244,622)
Class I
Shares sold	2,056,037	3,900,560	$94,578,789	$163,635,570
Reinvestment of distributions	272,274	61,580	12,497,384	2,573,427
Shares redeemed	(2,530,643)	(3,478,484)	(117,948,034)	(149,963,945)
Net increase (decrease)	(202,332)	483,656	$(10,871,861)	$16,245,052
Class Z
Shares sold	460,198	14,891,219	$21,103,159	$653,859,925
Reinvestment of distributions	69,619	39,929	3,184,359	1,665,027
Shares redeemed	(7,561,738)	(7,433,025)	(342,337,355)	(329,977,491)
Net increase (decrease)	(7,031,921)	7,498,123	$(318,049,837)	$325,547,461
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Stock Selector Mid Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Stock Selector Mid Cap Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $170,926,636, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $1,041,096 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 100%; Class M designates 100%; Fidelity Stock Selector Mid Cap Fund designates 100%; Class I designates 100% and Class Z designates 90% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100%; Class M designates 100%; Fidelity Stock Selector Mid Cap Fund designates 100%, Class I designates 100% and Class Z designates 94.96% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0%; Class M designates 0%; Fidelity Stock Selector Mid Cap Fund designates 0%; Class I designates 0% and Class Z designates 5.05% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539186.128
MC-ANN-0126
Fidelity Advisor® Small Cap Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Small Cap Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 4.5%
Energy - 1.0%
Energy Equipment & Services - 1.0%
CES Energy Solutions Corp	2,393,200	21,030,088
Financials - 0.7%
Capital Markets - 0.7%
TMX Group Ltd	406,200	14,920,209
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	150,000	6,708,000
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc (United States)	111,900	9,790,131
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Kraken Robotics Inc (a)	1,344,200	5,780,987
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Colliers International Group Inc Subordinate Voting Shares	86,600	12,490,677
Utilities - 1.1%
Gas Utilities - 1.1%
Brookfield Infrastructure Corp (United States) (b)	468,167	21,371,824
TOTAL CANADA		92,091,916
ISRAEL - 1.2%
Information Technology - 1.2%
IT Services - 0.5%
Wix.com Ltd (a)	113,500	10,863,085
Semiconductors & Semiconductor Equipment - 0.7%
Nova Ltd (a)	44,289	13,855,371
TOTAL ISRAEL		24,718,456
JAPAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (a)	329,400	8,791,686
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Merus NV (a)	59,900	5,758,786
Newamsterdam Pharma Co NV (a)	119,300	4,927,090

TOTAL NETHERLANDS		10,685,876
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	343,026	3,001,478
THAILAND - 1.8%
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Fabrinet (a)	79,700	36,614,977
UNITED KINGDOM - 1.7%
Communication Services - 0.4%
Media - 0.4%
4imprint Group PLC	166,300	8,574,114
Consumer Staples - 0.3%
Food Products - 0.3%
Nomad Foods Ltd	537,416	6,572,598
Energy - 1.0%
Energy Equipment & Services - 1.0%
TechnipFMC PLC	460,600	20,846,756
TOTAL UNITED KINGDOM		35,993,468
UNITED STATES - 88.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Gogo Inc (a)	576,600	4,122,690
Consumer Discretionary - 8.6%
Automobile Components - 1.2%
Patrick Industries Inc (b)	236,996	25,647,707
Diversified Consumer Services - 0.4%
Laureate Education Inc (a)	237,186	7,329,047
Hotels, Restaurants & Leisure - 1.1%
Brinker International Inc (a)	91,200	14,025,648
Pursuit Attractions and Hospitality Inc (a)	253,400	8,699,222
		22,724,870
Household Durables - 1.4%
Champion Homes Inc (a)	156,886	13,467,094
Lovesac Co/The (a)	307,490	4,412,481
SharkNinja Inc (a)	108,966	10,631,813
		28,511,388
Specialty Retail - 3.7%
Academy Sports & Outdoors Inc (b)	307,605	14,841,941
Boot Barn Holdings Inc (a)	108,200	20,971,324
Group 1 Automotive Inc	37,900	15,199,416
Murphy USA Inc	65,000	25,029,551
		76,042,232
Textiles, Apparel & Luxury Goods - 0.8%
Kontoor Brands Inc	234,300	17,420,205
TOTAL CONSUMER DISCRETIONARY		177,675,449

Consumer Staples - 2.2%
Beverages - 0.7%
Vita Coco Co Inc/The (a)	285,896	15,269,705
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings Inc (a)	78,630	7,016,155
Performance Food Group Co (a)	120,500	11,696,935
		18,713,090
Food Products - 0.6%
Simply Good Foods Co/The (a)	613,100	12,065,808
TOTAL CONSUMER STAPLES		46,048,603

Energy - 4.2%
Energy Equipment & Services - 2.2%
Cactus Inc Class A	360,000	15,451,200
Liberty Energy Inc Class A	781,600	13,896,848
Weatherford International PLC	206,200	15,423,760
		44,771,808
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (a)	253,500	9,235,005
Chord Energy Corp	113,500	10,653,110
Core Natural Resources Inc	144,900	11,592,000
Hess Midstream LP Class A (b)	333,248	11,223,793
		42,703,908
TOTAL ENERGY		87,475,716

Financials - 17.5%
Banks - 7.4%
Central BanCo Inc	128,600	3,029,816
Connectone Bancorp Inc	775,455	19,595,748
CVB Financial Corp	884,800	17,412,864
First Bancorp/Southern Pines NC (b)	357,700	18,246,277
First Hawaiian Inc	774,900	19,310,508
First Interstate BancSystem Inc Class A	586,800	19,270,512
Metropolitan Bank Holding Corp	137,482	10,257,532
Pinnacle Financial Partners Inc	126,600	11,606,688
SOUTHSTATE BANK CORP	219,400	19,638,494
TriCo Bancshares	281,400	13,535,340
		151,903,779
Capital Markets - 2.7%
Houlihan Lokey Inc Class A	46,600	8,173,640
Lazard Inc	166,800	8,423,400
Piper Sandler Cos	43,200	14,510,880
Stifel Financial Corp	115,500	14,091,000
WisdomTree Inc (b)	1,024,600	11,311,584
		56,510,504
Consumer Finance - 2.1%
FirstCash Holdings Inc	243,300	38,541,153
SLM Corp	217,022	6,358,745
		44,899,898
Financial Services - 2.8%
Essent Group Ltd	380,423	23,875,347
PennyMac Financial Services Inc	250,900	33,763,613
		57,638,960
Insurance - 2.5%
Old Republic International Corp	252,100	11,621,810
Primerica Inc	97,700	25,140,164
Selective Insurance Group Inc	176,900	13,897,264
		50,659,238
TOTAL FINANCIALS		361,612,379

Health Care - 14.7%
Biotechnology - 5.4%
Arcellx Inc (a)(b)	109,900	7,990,829
Avidity Biosciences Inc (a)	112,900	8,094,930
Celldex Therapeutics Inc (a)	119,000	3,215,380
Centessa Pharmaceuticals PLC ADR (a)	103,300	2,998,799
CG oncology Inc (a)(b)	104,100	4,667,844
Cogent Biosciences Inc (a)	444,672	17,884,708
Cytokinetics Inc (a)	210,600	14,348,178
Disc Medicine Inc (a)	77,000	7,188,720
Legend Biotech Corp ADR (a)	98,600	2,732,206
Madrigal Pharmaceuticals Inc (a)(b)	7,500	4,477,350
Rezolute Inc (a)	278,000	2,702,160
Soleno Therapeutics Inc (a)	65,500	3,304,475
Travere Therapeutics Inc (a)	192,300	6,809,343
Ultragenyx Pharmaceutical Inc (a)	123,100	4,277,725
Vaxcyte Inc (a)	167,700	8,319,597
Viking Therapeutics Inc (a)(b)	162,000	5,963,220
Viridian Therapeutics Inc (a)	156,600	5,004,936
		109,980,400
Health Care Equipment & Supplies - 3.1%
Artivion Inc (a)	176,200	8,221,492
iRadimed Corp	65,270	6,084,469
Lantheus Holdings Inc (a)	112,000	6,593,440
Masimo Corp (a)	121,800	17,347,974
Merit Medical Systems Inc (a)	164,800	14,270,032
TransMedics Group Inc (a)(b)	81,200	11,880,372
		64,397,779
Health Care Providers & Services - 3.8%
Chemed Corp	26,700	11,726,373
Ensign Group Inc/The	157,900	29,296,766
Option Care Health Inc (a)	509,237	15,837,271
Privia Health Group Inc (a)	345,000	8,407,650
Progyny Inc (a)	509,100	13,424,967
		78,693,027
Life Sciences Tools & Services - 0.5%
Repligen Corp (a)	65,700	11,236,014
Pharmaceuticals - 1.9%
Corcept Therapeutics Inc (a)	42,700	3,390,380
Crinetics Pharmaceuticals Inc (a)	201,000	9,157,560
Enliven Therapeutics Inc (a)	135,700	2,931,120
Ligand Pharmaceuticals Inc (a)	78,800	16,010,584
Structure Therapeutics Inc ADR (a)	96,300	3,448,503
Trevi Therapeutics Inc (a)	279,500	3,686,605
		38,624,752
TOTAL HEALTH CARE		302,931,972

Industrials - 19.6%
Aerospace & Defense - 1.5%
Carpenter Technology Corp	97,400	31,025,796
Building Products - 2.5%
AAON Inc (b)	127,100	11,881,308
AZZ Inc (b)	155,800	16,424,436
Simpson Manufacturing Co Inc	144,600	24,203,148
		52,508,892
Commercial Services & Supplies - 1.1%
Brink's Co/The	196,860	22,113,284
Construction & Engineering - 4.2%
Construction Partners Inc Class A (a)	142,300	15,510,700
IES Holdings Inc (a)	73,400	30,723,038
Legence Corp Class A	157,100	7,223,458
Sterling Infrastructure Inc (a)	93,300	32,124,123
		85,581,319
Electrical Equipment - 2.1%
Nextpower Inc Class A (a)	345,700	31,673,034
Thermon Group Holdings Inc (a)	333,600	11,709,360
		43,382,394
Machinery - 4.0%
Federal Signal Corp	140,200	15,982,800
REV Group Inc	417,300	22,229,571
SPX Technologies Inc (a)	119,900	25,783,296
Terex Corp	353,400	16,330,614
		80,326,281
Passenger Airlines - 1.1%
SkyWest Inc (a)	218,600	22,192,272
Professional Services - 1.6%
ExlService Holdings Inc (a)	377,800	15,009,994
KBR Inc	445,400	18,359,388
		33,369,382
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies Inc	50,500	13,070,410
Rush Enterprises Inc Class A (b)	342,791	17,845,699
		30,916,109
TOTAL INDUSTRIALS		401,415,729

Information Technology - 10.8%
Electronic Equipment, Instruments & Components - 6.9%
Advanced Energy Industries Inc	95,600	20,189,764
Belden Inc	200,200	22,702,680
Insight Enterprises Inc (a)	126,772	10,974,652
Sanmina Corp (a)	232,400	36,292,746
TD SYNNEX Corp	202,841	30,929,196
TTM Technologies Inc (a)	300,300	21,075,054
		142,164,092
Semiconductors & Semiconductor Equipment - 1.9%
Diodes Inc (a)	249,800	11,543,258
MACOM Technology Solutions Holdings Inc (a)	92,600	16,204,074
Veeco Instruments Inc (a)	365,959	10,696,981
		38,444,313
Software - 2.0%
Agilysys Inc (a)(b)	141,900	17,448,024
Intapp Inc (a)	279,500	12,071,605
Riot Platforms Inc (a)	245,700	3,963,141
SPS Commerce Inc (a)	105,700	8,806,924
		42,289,694
TOTAL INFORMATION TECHNOLOGY		222,898,099

Materials - 5.4%
Chemicals - 2.2%
Element Solutions Inc	1,057,200	27,402,624
Hawkins Inc (b)	64,400	8,373,288
Perimeter Solutions Inc (a)(b)	368,400	10,270,992
		46,046,904
Construction Materials - 1.3%
Eagle Materials Inc	120,100	26,868,772
Metals & Mining - 1.9%
Commercial Metals Co	320,100	20,415,978
Constellium SE (a)	1,066,600	17,929,546
		38,345,524
TOTAL MATERIALS		111,261,200

Real Estate - 4.4%
Diversified REITs - 1.1%
Essential Properties Realty Trust Inc	725,601	22,972,528
Health Care REITs - 1.1%
CareTrust REIT Inc	611,200	22,938,336
Retail REITs - 1.4%
Acadia Realty Trust	742,800	15,279,396
Urban Edge Properties	686,600	13,196,452
		28,475,848
Specialized REITs - 0.8%
Outfront Media Inc	664,400	15,633,332
TOTAL REAL ESTATE		90,020,044

Utilities - 1.3%
Gas Utilities - 1.3%
Southwest Gas Holdings Inc	319,300	26,517,865
TOTAL UNITED STATES		1,831,979,746
TOTAL COMMON STOCKS (Cost $1,462,798,784)		2,043,877,603

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Russell 2000 ETF (b) (Cost $18,014,546)	83,600	20,795,500

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	3,327,035	3,327,700
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	75,477,084	75,484,632
TOTAL MONEY MARKET FUNDS (Cost $78,812,332)			78,812,332

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $1,559,625,662)	2,143,485,435
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(80,385,408)
NET ASSETS - 100.0%	2,063,100,027

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,445,256	551,600,013	601,717,942	733,769	373	-	3,327,700	3,327,035	0.0%
Fidelity Securities Lending Cash Central Fund	119,495,964	826,219,528	870,229,929	68,099	(931)	-	75,484,632	75,477,084	0.3%
Total	172,941,220	1,377,819,541	1,471,947,871	801,868	(558)	-	78,812,332

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	15,698,282	15,698,282	-	-
Consumer Discretionary	177,675,449	177,675,449	-	-
Consumer Staples	52,621,201	52,621,201	-	-
Energy	129,352,560	129,352,560	-	-
Financials	376,532,588	376,532,588	-	-
Health Care	320,325,848	320,325,848	-	-
Industrials	411,205,860	411,205,860	-	-
Information Technology	298,804,205	298,804,205	-	-
Materials	111,261,200	111,261,200	-	-
Real Estate	102,510,721	102,510,721	-	-
Utilities	47,889,689	47,889,689	-	-

Domestic Equity Funds	20,795,500	20,795,500	-	-

Money Market Funds	78,812,332	78,812,332	-	-
Total Investments in Securities:	2,143,485,435	2,143,485,435	-	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $110,338,963) - See accompanying schedule:
Unaffiliated issuers (cost $1,480,813,330)	$2,064,673,103
Fidelity Central Funds (cost $78,812,332)	78,812,332

Total Investment in Securities (cost $1,559,625,662)		$2,143,485,435
Foreign currency held at value (cost $835,743)		842,781
Receivable for fund shares sold		364,457
Dividends receivable		1,246,954
Distributions receivable from Fidelity Central Funds		40,793
Prepaid expenses		1,857
Other receivables		16,708
Total assets		2,145,998,985
Liabilities
Payable to custodian bank	$3,961,880
Payable for forward foreign currency contracts	38
Payable for fund shares redeemed	1,519,118
Accrued management fee	1,492,217
Distribution and service plan fees payable	376,159
Other payables and accrued expenses	66,643
Collateral on securities loaned	75,482,903
Total liabilities		82,898,958
Net Assets		$2,063,100,027
Net Assets consist of:
Paid in capital		$1,449,728,340
Total accumulated earnings (loss)		613,371,687
Net Assets		$2,063,100,027

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($790,635,270 ÷ 25,499,820 shares)(a)		$31.01
Maximum offering price per share (100/94.25 of $31.01)		$32.90
Class M :
Net Asset Value and redemption price per share ($462,064,285 ÷ 17,366,711 shares)(a)		$26.61
Maximum offering price per share (100/96.50 of $26.61)		$27.58
Class C :
Net Asset Value and offering price per share ($35,118,731 ÷ 2,075,425 shares)(a)		$16.92
Class I :
Net Asset Value, offering price and redemption price per share ($532,985,063 ÷ 14,501,976 shares)		$36.75
Class Z :
Net Asset Value, offering price and redemption price per share ($242,296,678 ÷ 6,530,494 shares)		$37.10
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$20,996,632
Interest		506
Income from Fidelity Central Funds (including $68,099 from security lending)		801,868
Total income		21,799,006
Expenses
Management fee
Basic fee	$15,912,325
Performance adjustment	2,254,203
Distribution and service plan fees	4,435,020
Custodian fees and expenses	55,246
Independent trustees' fees and expenses	7,867
Registration fees	102,038
Audit fees	57,876
Legal	2,867
Interest	9,587
Miscellaneous	18,033
Total expenses		22,855,062
Net Investment income (loss)		(1,056,056)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	63,945,731
Redemptions in-kind	58,790,802
Fidelity Central Funds	(558)
Foreign currency transactions	27,540
Futures contracts	(973,052)
Total net realized gain (loss)		121,790,463
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(70,407,096)
Assets and liabilities in foreign currencies	8,729
Total change in net unrealized appreciation (depreciation)		(70,398,367)
Net gain (loss)		51,392,096
Net increase (decrease) in net assets resulting from operations		$50,336,040
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,056,056)	$(6,076,749)
Net realized gain (loss)	121,790,463	268,018,465
Change in net unrealized appreciation (depreciation)	(70,398,367)	330,536,270
Net increase (decrease) in net assets resulting from operations	50,336,040	592,477,986
Distributions to shareholders	(255,978,287)	(25,662,255)

Share transactions - net increase (decrease)	24,829,844	(46,675,004)
Total increase (decrease) in net assets	(180,812,403)	520,140,727

Net Assets
Beginning of period	2,243,912,430	1,723,771,703
End of period	$2,063,100,027	$2,243,912,430

Financial Highlights
Fidelity Advisor® Small Cap Fund Class A

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$34.14	$25.59	$26.67	$34.34	$26.09
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.10)	(.10)	(.11)	(.17)
Net realized and unrealized gain (loss)	.82	9.03	.31	(4.04)	9.15
Total from investment operations	.79	8.93	.21	(4.15)	8.98
Distributions from net investment income	(.48)	-	-	-	-
Distributions from net realized gain	(3.44)	(.38)	(1.29)	(3.52)	(.73)
Total distributions	(3.92)	(.38)	(1.29)	(3.52)	(.73)
Net asset value, end of period	$31.01	$34.14	$25.59	$26.67	$34.34
Total Return C,D	3.63%	35.21%	1.11%	(13.82)%	35.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.20%	1.29%	1.36%	1.33%	1.22%
Expenses net of fee waivers, if any	1.20%	1.29%	1.35%	1.32%	1.22%
Expenses net of all reductions, if any	1.20%	1.29%	1.35%	1.32%	1.22%
Net investment income (loss)	(.09)%	(.33)%	(.39)%	(.40)%	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$790,635	$839,815	$643,377	$676,037	$836,898
Portfolio turnover rate G	34 % H	40%	29%	47%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class M

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.91	$22.52	$23.68	$30.88	$23.58
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.15)	(.14)	(.15)	(.22)
Net realized and unrealized gain (loss)	.65	7.92	.27	(3.59)	8.25
Total from investment operations	.57	7.77	.13	(3.74)	8.03
Distributions from net investment income	(.43)	-	-	-	-
Distributions from net realized gain	(3.44)	(.38)	(1.29)	(3.46)	(.73)
Total distributions	(3.87)	(.38)	(1.29)	(3.46)	(.73)
Net asset value, end of period	$26.61	$29.91	$22.52	$23.68	$30.88
Total Return C,D	3.38%	34.85%	.89%	(14.03)%	34.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.45%	1.53%	1.60%	1.57%	1.46%
Expenses net of fee waivers, if any	1.45%	1.53%	1.59%	1.56%	1.46%
Expenses net of all reductions, if any	1.45%	1.53%	1.59%	1.56%	1.46%
Net investment income (loss)	(.34)%	(.58)%	(.63)%	(.64)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$462,064	$515,939	$428,022	$477,111	$618,821
Portfolio turnover rate G	34 % H	40%	29%	47%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class C

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.62	$15.71	$17.02	$23.16	$17.96
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.20)	(.19)	(.21)	(.29)
Net realized and unrealized gain (loss)	.30	5.49	.17	(2.56)	6.22
Total from investment operations	.17	5.29	(.02)	(2.77)	5.93
Distributions from net investment income	(.43)	-	-	-	-
Distributions from net realized gain	(3.44)	(.38)	(1.29)	(3.37)	(.73)
Total distributions	(3.87)	(.38)	(1.29)	(3.37)	(.73)
Net asset value, end of period	$16.92	$20.62	$15.71	$17.02	$23.16
Total Return C,D	2.83%	34.16%	.32%	(14.51)%	34.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.95%	2.03%	2.18%	2.15%	2.03%
Expenses net of fee waivers, if any	1.95%	2.03%	2.17%	2.14%	2.03%
Expenses net of all reductions, if any	1.95%	2.03%	2.17%	2.14%	2.03%
Net investment income (loss)	(.84)%	(1.08)%	(1.21)%	(1.22)%	(1.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,119	$43,204	$38,926	$50,464	$73,011
Portfolio turnover rate G	34 % H	40%	29%	47%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class I

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.67	$29.60	$30.56	$38.84	$29.34
Income from Investment Operations
Net investment income (loss) A,B	.05	(.03)	(.04)	(.05)	(.10)
Net realized and unrealized gain (loss)	1.01	10.48	.37	(4.63)	10.33
Total from investment operations	1.06	10.45	.33	(4.68)	10.23
Distributions from net investment income	(.54)	-	-	-	-
Distributions from net realized gain	(3.44)	(.38)	(1.29)	(3.60)	(.73)
Total distributions	(3.98)	(.38)	(1.29)	(3.60)	(.73)
Net asset value, end of period	$36.75	$39.67	$29.60	$30.56	$38.84
Total Return C	3.85%	35.58%	1.37%	(13.61)%	35.57%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.95%	1.04%	1.10%	1.08%	.97%
Expenses net of fee waivers, if any	.95%	1.04%	1.10%	1.07%	.96%
Expenses net of all reductions, if any	.95%	1.04%	1.10%	1.07%	.96%
Net investment income (loss)	.16%	(.09)%	(.14)%	(.15)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$532,985	$631,515	$434,482	$455,676	$518,832
Portfolio turnover rate F	34 % G	40%	29%	47%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class Z

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.02	$29.83	$30.74	$39.04	$29.45
Income from Investment Operations
Net investment income (loss) A,B	.09	.02	- C	- C	(.05)
Net realized and unrealized gain (loss)	1.03	10.55	.38	(4.65)	10.37
Total from investment operations	1.12	10.57	.38	(4.65)	10.32
Distributions from net investment income	(.60)	-	-	-	-
Distributions from net realized gain	(3.44)	(.38)	(1.29)	(3.65)	(.73)
Total distributions	(4.04)	(.38)	(1.29)	(3.65)	(.73)
Net asset value, end of period	$37.10	$40.02	$29.83	$30.74	$39.04
Total Return D	3.99%	35.71%	1.53%	(13.47)%	35.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.83%	.89%	.96%	.93%	.83%
Expenses net of fee waivers, if any	.83%	.89%	.95%	.93%	.83%
Expenses net of all reductions, if any	.83%	.89%	.95%	.93%	.83%
Net investment income (loss)	.28%	.06%	.01%	-% G	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$242,297	$213,439	$178,965	$254,115	$117,343
Portfolio turnover rate H	34 % I	40%	29%	47%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$667,457,571
Gross unrealized depreciation	(87,905,847)
Net unrealized appreciation (depreciation)	$579,551,724
Tax Cost	$1,563,933,711

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$37,154,706
Net unrealized appreciation (depreciation) on securities and other investments	$579,558,595

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$31,886,527	-
Long-term Capital Gains	224,091,760	25,662,255
Total	$255,978,287	$ 25,662,255

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Small Cap Fund	668,313,123	753,099,756

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Small Cap Fund	3,012,048	-	58,790,802	58,790,802	98,945,783
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.85
Class C	.87
Class I	.85
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.82
Class M	.82
Class C	.82
Class I	.82
Class Z	.70

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Small Cap Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .11%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,854,525	31,045
Class M	.25%	.25%	2,228,126	8,771
Class C	.75%	.25%	352,369	35,713
			4,435,020	75,529

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	63,542
Class M	5,954
Class CA	335
69,831

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Small Cap Fund	25,895

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Small Cap Fund	Borrower	10,656,714	4.63%	9,587

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Small Cap Fund	18,694,292	90,142,057	9,059,471
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Small Cap Fund	2,708
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Small Cap Fund	7,628	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Small Cap Fund	36,959,502
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Advisor Small Cap Fund
Distributions to shareholders
Class A	$96,110,948	$9,569,499
Class M	66,369,676	7,225,479
Class C	8,061,980	929,395
Class I	62,618,098	5,633,472
Class Z	22,817,585	2,304,410
Total	$255,978,287	$25,662,255
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025	Year ended November 30, 2024	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Advisor Small Cap Fund
Class A
Shares sold	2,171,516	2,855,570	$60,799,846	$85,373,028
Reinvestment of distributions	3,300,397	323,464	91,751,040	9,179,901
Shares redeemed	(4,569,362)	(3,723,781)	(127,053,217)	(111,524,060)
Net increase (decrease)	902,551	(544,747)	$25,497,669	$(16,971,131)
Class M
Shares sold	1,653,020	1,848,191	$39,399,932	$49,024,049
Reinvestment of distributions	2,737,732	285,942	65,459,174	7,125,661
Shares redeemed	(4,271,708)	(3,895,445)	(102,400,021)	(102,576,032)
Net increase (decrease)	119,044	(1,761,312)	$2,459,085	$(46,426,322)
Class C
Shares sold	310,546	305,382	$4,892,953	$5,569,268
Reinvestment of distributions	519,014	53,353	7,930,534	920,881
Shares redeemed	(849,198)	(742,122)	(13,013,238)	(13,399,467)
Net increase (decrease)	(19,638)	(383,387)	$(189,751)	$(6,909,318)
Class I
Shares sold	5,772,274	5,212,253	$190,289,104	$183,626,969
Reinvestment of distributions	1,759,010	156,733	57,836,252	5,156,507
Shares redeemed	(8,950,044)	(4,125,929)	(291,765,299)	(142,963,926)
Net increase (decrease)	(1,418,760)	1,243,057	$(43,639,943)	$45,819,550
Class Z
Shares sold	2,419,791	2,830,058	$81,292,826	$99,399,654
Reinvestment of distributions	616,307	64,784	20,430,575	2,147,596
Shares redeemed	(1,838,812)	(3,561,868)	(61,020,617)	(123,735,033)
Net increase (decrease)	1,197,286	(667,026)	$40,702,784	$(22,187,783)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Small Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Small Cap Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $44,438,762, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 35%; Class M designates 38%; Class C designates 39%; Class I designates 31%; Class Z designates 28%; of the dividends distributed in December 2024, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.
Revenue Code.

Class A designates 45.34%; Class M designates 50.06%; Class C designates 50.52%; Class I designates 40.21%; Class Z designates 36.37%; of the dividends distributed in December 2024, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 3.81%; Class M designates 4.21%; Class C designates 4.25%; Class I designates 3.38%; Class Z designates 3.06%; of the dividends distributed in December 2024, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.713164.128
ASCF-ANN-0126
Fidelity Advisor® Series Growth Opportunities Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Series Growth Opportunities Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	310	510,303
CANADA - 0.6%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (c)	8,200	2,824,162
Materials - 0.3%
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd/CA (United States)	16,700	2,912,981
Franco-Nevada Corp (United States)	3,000	629,520
		3,542,501
TOTAL CANADA		6,366,663
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	8,116	1,723,270
GERMANY - 0.4%
Information Technology - 0.4%
Software - 0.4%
SAP SE	18,500	4,466,086
INDIA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Lenskart Solutions Ltd (e)	125,485	576,406
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	10,416	14,582
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (c)	8,327	7,594,057
SINGAPORE - 1.1%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Sea Ltd Class A ADR (c)	83,640	11,626,796
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	90,200	26,294,203
UNITED KINGDOM - 0.8%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd (b)	244,400	769,959
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	1,106	1,496,540
TOTAL FINANCIALS		2,266,499

Industrials - 0.6%
Aerospace & Defense - 0.6%
Rolls-Royce Holdings PLC ADR	397,800	5,605,002
TOTAL UNITED KINGDOM		7,871,501
UNITED STATES - 88.9%
Communication Services - 21.3%
Diversified Telecommunication Services - 0.3%
AT&T Inc	132,000	3,434,640
Entertainment - 5.0%
Netflix Inc (c)	149,000	16,029,420
ROBLOX Corp Class A (c)	101,900	9,683,557
Roku Inc Class A (c)	246,836	23,891,256
Spotify Technology SA (c)	100	59,887
		49,664,120
Interactive Media & Services - 13.8%
Alphabet Inc Class A	19,000	6,083,420
Alphabet Inc Class C	195,960	62,730,716
Epic Games Inc (b)(c)(d)	2,200	1,430,198
Meta Platforms Inc Class A	89,189	57,790,013
Reddit Inc Class A (c)	56,700	12,273,849
		140,308,196
Wireless Telecommunication Services - 2.2%
T-Mobile US Inc	109,924	22,975,215
TOTAL COMMUNICATION SERVICES		216,382,171

Consumer Discretionary - 9.6%
Automobiles - 0.0%
Neutron Holdings Inc (b)(c)(d)	77,208	7,412
Rad Power Bikes Inc (b)(c)(d)	13,874	0
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	18,888	0
Tesla Inc (c)	260	111,844
		119,256
Broadline Retail - 6.4%
Amazon.com Inc (c)	276,480	64,480,666
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings Inc	12,000	3,420,360
Sonder Holdings Inc Stage 1 rights (b)(c)	1,133	0
Sonder Holdings Inc Stage 2 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 3 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 4 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 5 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 5 rights (b)(c)	1,132	0
		3,420,360
Specialty Retail - 2.9%
Carvana Co Class A (c)	67,200	25,166,400
O'Reilly Automotive Inc (c)	49,200	5,003,640
		30,170,040
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(d)	174,908	451,263
TOTAL CONSUMER DISCRETIONARY		98,641,585

Consumer Staples - 1.4%
Beverages - 0.7%
Coca-Cola Co/The	102,300	7,480,176
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp	2,700	2,466,693
Tobacco - 0.5%
JUUL Labs Inc Class A (b)(c)(d)	836,067	1,586,830
JUUL Labs Inc Class B (b)(c)(d)	709	1,346
Philip Morris International Inc	20,100	3,165,348
		4,753,524
TOTAL CONSUMER STAPLES		14,700,393

Financials - 3.1%
Financial Services - 2.8%
Affirm Holdings Inc Class A (c)	72,400	5,136,780
Apollo Global Management Inc	61,500	8,108,775
Visa Inc Class A	44,526	14,891,275
		28,136,830
Insurance - 0.3%
Arthur J Gallagher & Co	14,600	3,615,252
TOTAL FINANCIALS		31,752,082

Health Care - 5.7%
Biotechnology - 1.9%
Alnylam Pharmaceuticals Inc (c)	11,063	4,991,958
Cytokinetics Inc (c)	66,741	4,547,064
Insmed Inc (c)	10,800	2,243,916
Nuvalent Inc Class A (c)	15,900	1,738,665
Soleno Therapeutics Inc (c)	34,500	1,740,525
Vaxcyte Inc (c)	58,702	2,912,206
Viking Therapeutics Inc (c)(f)	36,878	1,357,479
		19,531,813
Health Care Equipment & Supplies - 1.2%
Blink Health LLC Class A1 (b)(c)(d)	2,573	86,272
Boston Scientific Corp (c)	105,501	10,716,792
Intuitive Surgical Inc (c)	3,500	2,007,180
		12,810,244
Health Care Providers & Services - 0.0%
McKesson Corp	100	88,112
Pharmaceuticals - 2.6%
Eli Lilly & Co	23,600	25,381,092
Structure Therapeutics Inc ADR (c)	27,600	988,356
		26,369,448
TOTAL HEALTH CARE		58,799,617

Industrials - 5.6%
Aerospace & Defense - 2.5%
Anduril Industries Inc Class B (b)(d)	600	25,680
Axon Enterprise Inc (c)	9,300	5,023,302
Beta Technologies Inc (e)	106,262	2,897,765
Beta Technologies Inc Class A (c)	3,100	84,537
GE Aerospace	6,400	1,910,080
Relativity Space Inc (b)(c)	504	534
Rocket Lab Corp	2,800	117,992
Space Exploration Technologies Corp (b)(c)(d)	63,873	13,541,076
Space Exploration Technologies Corp Class C (b)(c)(d)	1,006	213,272
TransDigm Group Inc	800	1,088,136
		24,902,374
Building Products - 0.6%
Builders FirstSource Inc (c)	54,300	6,094,089
Construction & Engineering - 0.1%
Comfort Systems USA Inc	1,300	1,270,022
Electrical Equipment - 0.9%
GE Vernova Inc	15,900	9,536,343
Ground Transportation - 0.3%
Uber Technologies Inc (c)	33,476	2,930,489
Machinery - 0.1%
Caterpillar Inc	1,900	1,093,944
Passenger Airlines - 1.1%
Delta Air Lines Inc	89,800	5,756,180
United Airlines Holdings Inc (c)	54,600	5,567,016
		11,323,196
TOTAL INDUSTRIALS		57,150,457

Information Technology - 40.3%
Electronic Equipment, Instruments & Components - 1.8%
Coherent Corp (c)	8,100	1,330,506
Flex Ltd (c)	283,047	16,730,908
		18,061,414
IT Services - 0.6%
Cloudflare Inc Class A (c)	2,800	560,588
CoreWeave Inc Class A (c)(f)	69,426	5,076,429
CoreWeave Inc Class A (g)	7,080	517,690
MongoDB Inc Class A (c)	1,100	365,607
X.Ai Holdings Corp Class A (b)(d)	1,300	91,104
		6,611,418
Semiconductors & Semiconductor Equipment - 19.8%
Advanced Micro Devices Inc (c)	38,000	8,266,140
Astera Labs Inc (c)	8,800	1,386,616
Broadcom Inc	138,300	55,729,368
Marvell Technology Inc	15,600	1,394,640
NVIDIA Corp	763,160	135,079,320
		201,856,084
Software - 13.8%
AppLovin Corp Class A (c)	39,400	23,619,512
Celestial AI Inc (b)(d)	253	4,663
Datadog Inc Class A (c)	28,200	4,512,282
Figma Inc Class A	2,400	86,328
Microsoft Corp	188,383	92,686,320
Openai Group Pbc Class A (b)(d)	200	86,908
Oracle Corp	47,400	9,572,430
Palantir Technologies Inc Class A (c)	47,700	8,035,065
Servicenow Inc (c)	2,468	2,005,028
Synopsys Inc (c)	1,100	459,811
		141,068,347
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	158,113	44,089,810
TOTAL INFORMATION TECHNOLOGY		411,687,073

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	6,500	1,353,430
Utilities - 1.8%
Electric Utilities - 1.4%
Constellation Energy Corp	11,900	4,335,884
NRG Energy Inc	43,500	7,372,815
PG&E Corp	138,500	2,232,620
		13,941,319
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	25,700	4,596,702
TOTAL UTILITIES		18,538,021

TOTAL UNITED STATES		909,004,829
TOTAL COMMON STOCKS (Cost $403,123,808)		976,048,696

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	47,700	213,887
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	13,100	58,740
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(h)	472,935	843,526
		1,116,153
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	4,439	2,668
TOTAL UNITED STATES		1,118,821
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $538,174)		1,118,821

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	600	33,162
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	4,644	1,113,585
FINLAND - 0.3%
Health Care - 0.3%
Health Care Technology - 0.3%
Oura Health Oy Series D (b)(d)	12,183	652,643
Oura Health Oy Series E (b)(d)	36,231	1,940,895

TOTAL FINLAND		2,593,538
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	5,100	40,290
Element Labs Inc Series B (b)(d)	4,317	37,903
		78,193
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	17,400	25,752
Xsight Labs Ltd Series F (b)(d)	34,719	146,167
		171,919
TOTAL ISRAEL		250,112
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (b)(d)	100	37,988
UNITED STATES - 1.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (b)(c)(d)	1,387,600	133,210
Rad Power Bikes Inc Series A (b)(c)(d)	1,809	0
Rad Power Bikes Inc Series C (b)(c)(d)	7,117	0
Rad Power Bikes Inc Series D (b)(c)(d)	12,697	0
Waymo LLC Series A2 (b)(c)(d)	2,896	211,842
Waymo LLC Series C2 (b)(c)(d)	4,115	354,960
		700,012
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	2,400	98,256
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	70,175	133,190
JUUL Labs Inc Series D (b)(c)(d)	938	1,780
		134,970
TOTAL CONSUMER STAPLES		233,226

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	2,264	165,860
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	4,112	315,432
		481,292
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	15,631	524,107
Blink Health LLC Series D (b)(c)(d)	2,983	100,020
		624,127
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	5,837	195,598
TOTAL HEALTH CARE		819,725

Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(c)(d)	22,366	957,265
Anduril Industries Inc Series G (b)(d)	5,600	239,680
		1,196,945
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	8,269	449,586
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	3,200	23,775
TOTAL INDUSTRIALS		1,670,306

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.2%
Cellink Corp Series D (b)(c)(d)	12,100	39,688
Cerebras Systems Inc Series G (b)(d)	40,300	1,460,069
Enevate Corp Series E (b)(c)(d)	285,844	51,452
Vast Data Ltd Series A (b)(c)(d)	2,512	59,057
Vast Data Ltd Series A1 (b)(c)(d)	6,183	145,362
Vast Data Ltd Series A2 (b)(c)(d)	7,112	167,204
Vast Data Ltd Series B (b)(c)(d)	5,659	133,043
Vast Data Ltd Series C (b)(c)(d)	165	3,879
Vast Data Ltd Series E (b)(c)(d)	5,408	127,142
		2,186,896
IT Services - 0.2%
Gupshup Inc (b)(c)(d)	17,900	73,569
X.Ai Holdings Corp Series C (b)(d)	22,286	1,561,803
Yanka Industries Inc Series E (b)(c)(d)	19,716	37,066
Yanka Industries Inc Series F (b)(c)(d)	13,160	41,322
		1,713,760
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	40,700	249,084
SiMa Technologies Inc Series B1 (b)(c)(d)	5,810	41,948
		291,032
Software - 0.6%
Anthropic PBC Series D (b)(c)(d)	2,890	428,529
Anthropic PBC Series E (b)(d)	1,200	169,152
Anthropic PBC Series F (b)(d)	3,300	465,168
Celestial AI Inc Series A (b)(d)	1,616	29,783
Celestial AI Inc Series B (b)(d)	1,216	22,411
Celestial AI Inc Series C1 (b)(d)	4,874	89,828
Crusoe Energy Systems LLC Series D (b)(d)	11,055	928,731
Crusoe Energy Systems LLC Series E (b)(d)	1,656	139,121
Databricks Inc Series G (b)(c)(d)	6,600	1,183,513
Databricks Inc Series I (b)(c)(d)	104	18,649
Databricks Inc Series J (b)(d)	810	145,249
Databricks Inc Series K (b)(d)	500	89,660
Lyte Ai Inc Series B (b)(c)(d)	12,300	122,508
MOLOCO Inc Series A (b)(c)(d)	11,676	837,636
Openai Group Pbc Series A-2 (b)(d)	883	383,699
Openai Group Pbc Series A-3 (b)(d)	537	233,348
Physical Intelligence Inc Series B (b)(d)	300	81,459
Runway AI Inc Series D (b)(c)(d)	29,650	433,726
		5,802,170
TOTAL INFORMATION TECHNOLOGY		9,993,858

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	23,194	683,295
TOTAL UNITED STATES		14,581,714
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,425,644)		18,610,099

Domestic Equity Funds - 2.4%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (Cost $24,689,455)	52,000	24,775,400

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	18,888	3,989
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(i)	15,885	4,125
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	48,556	52,042
TOTAL INFORMATION TECHNOLOGY		56,167

TOTAL UNITED STATES		60,156
TOTAL PREFERRED SECURITIES (Cost $83,328)		60,156

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.02	2,418,426	2,418,910
Fidelity Securities Lending Cash Central Fund (j)(k)	4.02	1,435,677	1,435,821
TOTAL MONEY MARKET FUNDS (Cost $3,854,731)			3,854,731

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $447,715,140)	1,024,467,903
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,419,473)
NET ASSETS - 100.0%	1,023,048,430

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,321,943 or 3.8% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,474,171 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $517,690 or 0.1% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	290,767

Anduril Industries Inc Class B	6/16/2025	24,529

Anduril Industries Inc Series F	8/7/2024	486,161

Anduril Industries Inc Series G	4/17/2025	228,943

Anthropic PBC Series D	5/31/2024	86,713

Anthropic PBC Series E	2/14/2025	67,304

Anthropic PBC Series F	8/18/2025	465,193

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	76,056

Blink Health LLC Series C	11/7/2019 - 7/14/2021	596,729

Blink Health LLC Series D	6/17/2024 - 6/25/2024	125,286

Bombas LLC	2/16/2021 - 11/12/2021	830,401

Bytedance Ltd Series E1	11/18/2020	508,862

Canva Australia Holdings Pty Ltd Class A	12/23/2024 - 11/12/2025	464,181

Celestial AI Inc	2/25/2025	3,747

Celestial AI Inc Series A	2/25/2025	23,942

Celestial AI Inc Series B	2/25/2025	18,016

Celestial AI Inc Series C1	2/25/2025	84,955

Cellink Corp Series D	1/20/2022	251,969

Cerebras Systems Inc Series G	9/19/2025	1,460,166

Crusoe Energy Systems LLC Series D	12/10/2024	322,495

Crusoe Energy Systems LLC Series E	10/8/2025	139,117

Databricks Inc Series G	2/1/2021	390,209

Databricks Inc Series I	9/14/2023	7,644

Databricks Inc Series J	12/17/2024	74,925

Databricks Inc Series K	9/8/2025	75,000

Diamond Foundry Inc Series C	3/15/2021	556,656

Element Labs Inc Series A	2/11/2025	18,811

Element Labs Inc Series B	6/27/2025	37,899

Empower Semiconductor Inc Series D	6/27/2025	25,683

Enevate Corp 10% 5/12/2199	11/12/2024	4,439

Enevate Corp 6%	11/2/2023 - 10/31/2024	15,885

Enevate Corp Series E	1/29/2021	316,911

Epic Games Inc	7/13/2020 - 3/29/2021	1,730,000

GoBrands Inc Series G	3/2/2021	599,322

Gupshup Inc	6/8/2021	409,287

JUUL Labs Inc Class A	2/23/2024	848,583

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte Ai Inc Series B	8/13/2024	156,039

MOLOCO Inc Series A	6/26/2023	700,560

Neutron Holdings Inc	2/4/2021	772

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	47,700

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	13,100

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	472,935

Neutron Holdings Inc Series 1C	7/3/2018	253,709

NScale Global Holdings Ltd Series B	9/25/2025	37,988

Openai Group Pbc Class A	9/3/2025	86,000

Openai Group Pbc Series A-2	9/30/2024	166,062

Openai Group Pbc Series A-3	8/4/2025	164,900

Oura Health Oy Series D	12/18/2024	312,981

Oura Health Oy Series E	9/24/2025	1,940,895

Physical Intelligence Inc Series B	10/24/2025	81,468

Rad Power Bikes Inc	1/21/2021	66,926

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	18,887

Rad Power Bikes Inc Series A	1/21/2021	8,726

Rad Power Bikes Inc Series C	1/21/2021	34,331

Rad Power Bikes Inc Series D	9/17/2021	121,686

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Revolut Group Holdings Ltd	12/27/2024	961,978

Runway AI Inc Series D	9/6/2024	321,459

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	48,556

SiMa Technologies Inc Series B	5/10/2021	208,685

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	41,198

Space Exploration Technologies Corp	4/5/2018 - 12/9/2024	1,641,074

Space Exploration Technologies Corp Class C	7/1/2024 - 12/9/2024	140,631

Taalas Inc Series B	2/19/2025	32,948

Tenstorrent Holdings Inc Series C1	4/23/2021	134,645

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	324,135

Vast Data Ltd Series A	11/28/2023	27,632

Vast Data Ltd Series A1	11/28/2023	68,013

Vast Data Ltd Series A2	11/28/2023	78,232

Vast Data Ltd Series B	11/28/2023	62,249

Vast Data Ltd Series C	11/28/2023	1,815

Vast Data Ltd Series E	11/28/2023	118,976

Waymo LLC Series A2	5/8/2020	248,671

Waymo LLC Series C2	10/18/2024	321,799

X.Ai Holdings Corp Class A	7/18/2025	47,528

X.Ai Holdings Corp Series C	11/22/2024	482,492

Xsight Labs Ltd Series D	2/16/2021	139,130

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	160,749

Yanka Industries Inc Series E	5/15/2020	238,153

Yanka Industries Inc Series F	4/8/2021	419,499

Zipline International Inc Series G	6/7/2024	346,854

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	5/7/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,052,645	159,030,235	158,664,148	138,157	178	-	2,418,910	2,418,426	0.0%
Fidelity Securities Lending Cash Central Fund	11,067,048	52,793,467	62,424,667	164,256	(27)	-	1,435,821	1,435,677	0.0%
Total	13,119,693	211,823,702	221,088,815	302,413	151	-	3,854,731

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	216,382,171	214,951,973	-	1,430,198
Consumer Discretionary	110,844,787	110,386,112	-	458,675
Consumer Staples	14,700,393	13,112,217	-	1,588,176
Financials	34,018,581	31,752,082	-	2,266,499
Health Care	68,116,944	68,030,672	-	86,272
Industrials	62,755,459	48,974,897	-	13,780,562
Information Technology	445,796,409	440,622,763	4,466,086	707,560
Materials	3,542,501	3,542,501	-	-
Real Estate	1,353,430	1,353,430	-	-
Utilities	18,538,021	18,538,021	-	-

Convertible Corporate Bonds
Consumer Discretionary	1,116,153	-	-	1,116,153
Information Technology	2,668	-	-	2,668

Convertible Preferred Stocks
Communication Services	1,113,585	-	-	1,113,585
Consumer Discretionary	700,012	-	-	700,012
Consumer Staples	233,226	-	-	233,226
Financials	481,292	-	-	481,292
Health Care	3,413,263	-	-	3,413,263
Industrials	1,748,499	-	-	1,748,499
Information Technology	10,236,927	-	-	10,236,927
Materials	683,295	-	-	683,295

Domestic Equity Funds	24,775,400	24,775,400	-	-

Preferred Securities
Consumer Discretionary	3,989	-	-	3,989
Information Technology	56,167	-	-	56,167

Money Market Funds	3,854,731	3,854,731	-	-
Total Investments in Securities:	1,024,467,903	979,894,799	4,466,086	40,107,018
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2025 ($)
Common Stocks	7,353,031	(905,638)	12,307,581	4,205,167	(2,642,199)	-	-	-	20,317,942	12,549,169
Convertible Preferred Stocks	17,919,364	(1,263,824)	92,461	6,636,709	(4,774,611)	-	-	-	18,610,099	4,006,233
Convertible Corporate Bonds	658,253	(40,971)	466,913	34,626	-	-	-	-	1,118,821	425,943
Preferred Securities	108,794	-	(28,258)	52,740	(73,120)	-	-	-	60,156	(27,128)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $1,423,297) - See accompanying schedule:
Unaffiliated issuers (cost $443,860,409)	$1,020,613,172
Fidelity Central Funds (cost $3,854,731)	3,854,731

Total Investment in Securities (cost $447,715,140)		$1,024,467,903
Cash		365
Foreign currency held at value (cost $459)		464
Receivable for fund shares sold		22,655,975
Dividends receivable		420,379
Interest receivable		18,413
Distributions receivable from Fidelity Central Funds		7,495
Receivable from investment adviser for expense reductions		1,053
Other receivables		3,884
Total assets		1,047,575,931
Liabilities
Payable for investments purchased	$22,959,662
Payable for fund shares redeemed	88,108
Other payables and accrued expenses	42,831
Collateral on securities loaned	1,436,900
Total liabilities		24,527,501
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,023,048,430
Net Assets consist of:
Paid in capital		$311,829,055
Total accumulated earnings (loss)		711,219,375
Net Assets		$1,023,048,430
Net Asset Value, offering price and redemption price per share ($1,023,048,430 ÷ 51,114,576 shares)		$20.01
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$3,783,639
Interest		27,136
Income from Fidelity Central Funds (including $164,256 from security lending)		302,413
Total income		4,113,188
Expenses
Custodian fees and expenses	$54,830
Independent trustees' fees and expenses	3,705
Interest	3,741
Total expenses before reductions	62,276
Expense reductions	(26,496)
Total expenses after reductions		35,780
Net Investment income (loss)		4,077,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	153,518,380
Fidelity Central Funds	151
Foreign currency transactions	(3,196)
Total net realized gain (loss)		153,515,335
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $14,334)	37,455,343
Assets and liabilities in foreign currencies	880
Total change in net unrealized appreciation (depreciation)		37,456,223
Net gain (loss)		190,971,558
Net increase (decrease) in net assets resulting from operations		$195,048,966
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,077,408	$3,501,067
Net realized gain (loss)	153,515,335	127,361,892
Change in net unrealized appreciation (depreciation)	37,456,223	212,661,062
Net increase (decrease) in net assets resulting from operations	195,048,966	343,524,021
Distributions to shareholders	(76,472,062)	(2,668,623)

Share transactions
Proceeds from sales of shares	159,743,349	137,553,536
Reinvestment of distributions	76,462,470	2,668,345
Cost of shares redeemed	(282,413,117)	(303,113,224)

Net increase (decrease) in net assets resulting from share transactions	(46,207,298)	(162,891,343)
Total increase (decrease) in net assets	72,369,606	177,964,055

Net Assets
Beginning of period	950,678,824	772,714,769
End of period	$1,023,048,430	$950,678,824

Other Information
Shares
Sold	9,687,177	9,007,908
Issued in reinvestment of distributions	4,448,079	213,810
Redeemed	(16,328,748)	(19,762,345)
Net increase (decrease)	(2,193,492)	(10,540,627)

Financial Highlights
Fidelity Advisor® Series Growth Opportunities Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.83	$12.10	$9.63	$18.67	$20.55
Income from Investment Operations
Net investment income (loss) A,B	.08	.06	.05	.06	.06
Net realized and unrealized gain (loss)	3.55	5.71	2.47	(4.79)	3.39
Total from investment operations	3.63	5.77	2.52	(4.73)	3.45
Distributions from net investment income	(.08)	(.04)	(.05)	(.06)	(.11)
Distributions from net realized gain	(1.37)	-	-	(4.25)	(5.22)
Total distributions	(1.45)	(.04)	(.05)	(4.31)	(5.33)
Net asset value, end of period	$20.01	$17.83	$12.10	$9.63	$18.67
Total Return C	21.68%	47.85%	26.28%	(32.42)%	21.11%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % F	.01%	.01%	-% F	-% F
Expenses net of all reductions, if any	-% F	.01%	.01%	-% F	-% F
Net investment income (loss)	.43%	.39%	.47%	.57%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,023,048	$950,679	$772,715	$703,677	$776,073
Portfolio turnover rate G	82%	67%	69%	97%	84%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$20,317,942	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 71.0 / 8.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.9	Increase
			Enterprise value/Net income (EV/NI)	16.3 - 27.1 / 23.4	Increase
		Market approach	Transaction price	$1.90 - $4.63 / $4.40	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0% - 80.0% / 70.4%	Increase
			Discount rate	3.6% - 4.0% / 3.6%	Increase
			Term	2.1 - 5.0 / 3.1	Increase
Convertible Corporate Bonds	$1,118,821	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.8	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 60.0% / 33.3%	Increase
		Black scholes	Volatility	75.0% - 100.0% / 75.1%	Increase
			Discount rate	3.8% - 4.4% / 3.8%	Increase
			Term	0.6	Increase
Convertible Preferred Stocks	$18,610,099	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 71.0 / 24.8	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$1.10 - $271.56 / $42.58	Increase
			Discount rate	85.0%	Decrease
			Premium rate	20.0% - 40.0% / 26.8%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 74.3%	Increase
			Discount rate	3.5% - 3.7% / 3.6%	Increase
			Term	2.0 - 5.0 / 3.4	Increase
Preferred Securities	$60,156	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 37.7%	Decrease
			Probability rate	0.0% - 60.0% / 35.8%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 53.7%	Increase
			Discount rate	3.6% - 4.4% / 3.7%	Increase
			Term	0.6 - 1.1 / 1.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$593,972,586
Gross unrealized depreciation	(19,124,016)
Net unrealized appreciation (depreciation)	$574,848,570
Tax Cost	$449,619,333

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,287,776
Undistributed long-term capital gain	$132,101,164
Net unrealized appreciation (depreciation) on securities and other investments	$574,849,611

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$4,119,351	$2,668,623
Long-term Capital Gains	72,352,711	-
Total	$76,472,062	$2,668,623

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Series Growth Opportunities Fund	Spinny Series G Convertible Preferred	51,934	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Growth Opportunities Fund	772,017,947	889,977,794
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Growth Opportunities Fund	8,371

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Series Growth Opportunities Fund	Borrower	4,348,286	4.42%	3,741

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Growth Opportunities Fund	70,201,088	78,506,793	20,987,145
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Growth Opportunities Fund	16,716	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $26,496.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Series Growth Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series Growth Opportunities Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30,2025, $139,017,569, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $148,056 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 73% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 82.45% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.967930.112
AXS3-ANN-0126
Fidelity Advisor® Series Equity Growth Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Series Equity Growth Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	600	987,684
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	45,100	12,585,794
BRAZIL - 0.5%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (d)	1,720	3,563,462
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (d)	71,000	1,234,690
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	220,600	2,781,766
TOTAL BRAZIL		7,579,918
CANADA - 1.7%
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (United States) (d)	61,700	9,788,088
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA (United States)	44,000	7,674,920
Franco-Nevada Corp	32,900	6,911,719
		14,586,639
TOTAL CANADA		24,374,727
CHINA - 1.6%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	234,200	18,504,503
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd ADR	27,400	4,310,020
TOTAL CHINA		22,814,523
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (d)	193,500	5,442,552
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	2,400	104,688
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)	266,229	3
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	29,220	10,606,332
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (d)	4,900	4,468,702
TAIWAN - 2.7%
Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.0%
Chroma ATE Inc	38,000	991,873
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	133,096	38,798,815
TOTAL TAIWAN		39,790,688
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (d)	1,400	643,174
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (d)	12,026	2,511,149
UNITED STATES - 90.1%
Communication Services - 13.8%
Entertainment - 3.0%
Live Nation Entertainment Inc (d)	31,131	4,092,169
Netflix Inc (d)	255,060	27,439,355
ROBLOX Corp Class A (d)	48,000	4,561,440
Spotify Technology SA (d)	13,300	7,964,971
		44,057,935
Interactive Media & Services - 10.8%
Alphabet Inc Class A	293,357	93,927,045
Epic Games Inc (b)(c)(d)	805	523,322
Meta Platforms Inc Class A	87,800	56,890,010
Reddit Inc Class A (d)	20,400	4,415,988
		155,756,365
TOTAL COMMUNICATION SERVICES		199,814,300

Consumer Discretionary - 9.8%
Automobiles - 1.8%
Tesla Inc (d)	61,825	26,595,260
Broadline Retail - 5.2%
Amazon.com Inc (d)	316,346	73,778,215
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (d)	9,100	1,741,831
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (d)	7,769	908,895
Hilton Worldwide Holdings Inc	23,308	6,643,479
Viking Holdings Ltd (d)	122,517	8,181,686
		15,734,060
Household Durables - 0.7%
DR Horton Inc	35,086	5,579,025
Lennar Corp Class A	5,500	722,149
SharkNinja Inc (d)	45,187	4,408,896
		10,710,070
Specialty Retail - 0.9%
AutoZone Inc (d)	1,000	3,954,330
Lowe's Cos Inc	4,500	1,091,160
Ross Stores Inc	10,200	1,798,872
Williams-Sonoma Inc	34,405	6,193,244
		13,037,606
TOTAL CONSUMER DISCRETIONARY		141,597,042

Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	11,200	10,232,208
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	44,900	4,223,743
Tobacco - 0.5%
Philip Morris International Inc	45,600	7,181,088
TOTAL CONSUMER STAPLES		21,637,039

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
APA Corp	101,203	2,527,039
Cheniere Energy Inc	16,000	3,335,360
EQT Corp	40,800	2,483,088
		8,345,487
Financials - 7.5%
Banks - 0.7%
Bank of America Corp	200,689	10,766,965
Capital Markets - 2.3%
Cboe Global Markets Inc	25,600	6,609,152
Charles Schwab Corp/The	72,800	6,750,744
Coinbase Global Inc Class A (d)	16,400	4,474,248
Gemini Space Station Inc Class A (e)	1,100	12,100
Morgan Stanley	94,603	16,050,345
		33,896,589
Consumer Finance - 0.5%
Capital One Financial Corp	34,200	7,492,194
Financial Services - 4.0%
Apollo Global Management Inc	64,300	8,477,955
Mastercard Inc Class A	87,949	48,418,563
		56,896,518
TOTAL FINANCIALS		109,052,266

Health Care - 6.8%
Biotechnology - 2.3%
Adamas Pharmaceuticals Inc rights (b)(d)	220,830	2,209
Adamas Pharmaceuticals Inc rights (b)(d)	220,830	1
Alnylam Pharmaceuticals Inc (d)	39,172	17,675,582
Blueprint Medicines Corp rights (b)(d)	4,400	0
Cytokinetics Inc (d)	10,900	742,617
Gilead Sciences Inc	17,600	2,214,784
Insmed Inc (d)	48,758	10,130,450
Legend Biotech Corp ADR (d)	53,800	1,490,798
Moderna Inc (d)	21,200	550,776
		32,807,217
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (d)	4,573	464,525
Edwards Lifesciences Corp (d)	98,800	8,562,996
Insulet Corp (d)	23,300	7,623,527
Penumbra Inc (d)	16,227	4,757,270
		21,408,318
Health Care Providers & Services - 0.3%
CVS Health Corp	56,500	4,540,340
Health Care Technology - 0.2%
Veeva Systems Inc Class A (d)	15,400	3,700,466
Pharmaceuticals - 2.5%
Eli Lilly & Co	33,098	35,595,906
TOTAL HEALTH CARE		98,052,247

Industrials - 6.7%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (b)(c)	200	8,560
Beta Technologies Inc Class A (d)	7,400	201,798
Boeing Co (d)	46,236	8,738,604
GE Aerospace	26,052	7,775,219
		16,724,181
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	4,000	635,480
Building Products - 0.9%
Trane Technologies PLC	31,400	13,234,472
Construction & Engineering - 0.5%
Dycom Industries Inc (d)	13,000	4,699,890
EMCOR Group Inc	4,700	2,890,829
		7,590,719
Electrical Equipment - 1.2%
GE Vernova Inc	23,588	14,147,375
Nextpower Inc Class A (d)	31,700	2,904,354
		17,051,729
Machinery - 1.9%
Cummins Inc	14,200	7,071,316
Deere & Co	9,000	4,180,410
Parker-Hannifin Corp	7,802	6,722,983
Westinghouse Air Brake Technologies Corp	41,341	8,621,666
		26,596,375
Passenger Airlines - 0.0%
Delta Air Lines Inc	9,400	602,540
Trading Companies & Distributors - 1.0%
Ferguson Enterprises Inc (United Kingdom)	38,628	9,781,530
United Rentals Inc	6,419	5,232,640
		15,014,170
TOTAL INDUSTRIALS		97,449,666

Information Technology - 40.8%
Communications Equipment - 0.4%
Arista Networks Inc (d)	23,900	3,123,252
Lumentum Holdings Inc (d)	8,200	2,666,312
		5,789,564
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	111,000	15,639,900
Coherent Corp (d)	41,000	6,734,660
Corning Inc	24,500	2,062,900
		24,437,460
Semiconductors & Semiconductor Equipment - 19.3%
Advanced Micro Devices Inc (d)	14,600	3,175,938
Broadcom Inc	194,201	78,255,235
First Solar Inc (d)	15,500	4,230,260
Lam Research Corp	9,400	1,466,400
Marvell Technology Inc	93,900	8,394,660
Micron Technology Inc	15,200	3,594,496
NVIDIA Corp	1,012,216	179,162,232
		278,279,221
Software - 13.9%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	294,232	200,078
Cadence Design Systems Inc (d)	16,200	5,051,808
Datadog Inc Class A (d)	41,000	6,560,410
Microsoft Corp	318,544	156,726,833
Oracle Corp	91,943	18,567,889
Palantir Technologies Inc Class A (d)	45,800	7,715,010
Synopsys Inc (d)	16,300	6,813,563
Via Transportation Inc (d)	1,360	47,369
		201,682,960
Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc	286,504	79,891,640
TOTAL INFORMATION TECHNOLOGY		590,080,845

Materials - 0.8%
Chemicals - 0.7%
Corteva Inc	87,400	5,896,878
Sherwin-Williams Co/The	11,900	4,089,911
		9,986,789
Construction Materials - 0.1%
Vulcan Materials Co	5,200	1,545,648
TOTAL MATERIALS		11,532,437

Real Estate - 0.7%
Health Care REITs - 0.3%
Ventas Inc	52,600	4,241,138
Real Estate Management & Development - 0.4%
Zillow Group Inc Class C (d)	84,600	6,292,548
TOTAL REAL ESTATE		10,533,686

Utilities - 1.1%
Electric Utilities - 0.9%
Constellation Energy Corp	8,600	3,133,496
NRG Energy Inc	56,800	9,627,032
		12,760,528
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	19,100	3,416,226
TOTAL UTILITIES		16,176,754

TOTAL UNITED STATES		1,304,271,769
TOTAL COMMON STOCKS (Cost $915,696,892)		1,436,181,703

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (b)(c)(f) (Cost $248,100)	248,100	244,923

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	106	174,491
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	19	31,277

TOTAL AUSTRALIA		205,768
UNITED STATES - 0.6%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	8,000	102,800
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	26,300	50,233
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	24,819	1,062,253
Anduril Industries Inc Series G (b)(c)	1,500	64,200
		1,126,453
Information Technology - 0.5%
IT Services - 0.2%
X.Ai Holdings Corp Series C (b)(c)	42,975	3,011,688
Software - 0.3%
Anthropic PBC Series F (b)(c)	5,400	761,184
Asapp Inc Series C (b)(c)(d)	90,925	107,291
Asapp Inc Series D (b)(c)(d)	512,827	492,314
Databricks Inc Series K (b)(c)	5,033	902,518
Openai Group Pbc Series A-2 (b)(c)	4,000	1,738,160
		4,001,467
TOTAL INFORMATION TECHNOLOGY		7,013,155

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(d)	21,131	271,533
Illuminated Holdings Inc Series C3 (b)(c)(d)	26,414	339,420
Illuminated Holdings Inc Series C4 (b)(c)(d)	6,345	81,533
Illuminated Holdings Inc Series C5 (b)(c)(d)	13,150	168,978
		861,464
TOTAL UNITED STATES		9,154,105
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,842,054)		9,359,873

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (b)(c)(f) (Cost $308,400)	308,400	390,959

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	9,932,302	9,934,289
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	11,778	11,779
TOTAL MONEY MARKET FUNDS (Cost $9,946,068)			9,946,068

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $935,041,514)	1,456,123,526
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(7,323,830)
NET ASSETS - 100.0%	1,448,799,696

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,715,399 or 0.8% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	102,085

Anduril Industries Inc Class B	6/16/2025	8,176

Anduril Industries Inc Series F	8/7/2024	539,481

Anduril Industries Inc Series G	4/17/2025	61,324

Anthropic PBC Series F	8/18/2025	761,225

Asapp Inc Series C	4/30/2021	599,841

Asapp Inc Series D	8/29/2023	1,980,282

Asapp Inc warrants 8/28/2028	8/29/2023	0

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	987,684

Canva Australia Holdings Pty Ltd Series A	9/22/2023	113,066

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	20,267

Databricks Inc Series K	9/8/2025	754,950

ElevateBio LLC Series C	3/9/2021	110,329

Epic Games Inc	3/29/2021	712,425

Illuminated Holdings Inc 15%	6/14/2023	248,100

Illuminated Holdings Inc 15%	9/27/2023	308,400

Illuminated Holdings Inc Series C2	7/7/2020	528,275

Illuminated Holdings Inc Series C3	7/7/2020	792,420

Illuminated Holdings Inc Series C4	1/8/2021	228,420

Illuminated Holdings Inc Series C5	6/16/2021	568,080

Openai Group Pbc Series A-2	9/30/2024	751,600

X.Ai Holdings Corp Series C	11/22/2024	930,409

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,238,556	312,862,354	347,166,379	576,740	(242)	-	9,934,289	9,932,302	0.0%
Fidelity Securities Lending Cash Central Fund	2,625,155	75,631,491	78,244,866	154,895	(1)	-	11,779	11,778	0.0%
Total	46,863,711	388,493,845	425,411,245	731,635	(243)	-	9,946,068

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	218,318,803	199,290,978	18,504,503	523,322
Consumer Discretionary	157,424,225	157,424,225	-	-
Consumer Staples	21,637,039	21,637,039	-	-
Energy	8,345,487	8,345,487	-	-
Financials	110,391,644	110,391,644	-	-
Health Care	115,106,746	115,104,533	-	2,213
Industrials	97,449,666	97,441,106	-	8,560
Information Technology	651,896,811	640,102,717	10,606,332	1,187,762
Materials	28,900,842	28,900,842	-	-
Real Estate	10,533,686	10,533,686	-	-
Utilities	16,176,754	16,176,754	-	-

Convertible Corporate Bonds
Materials	244,923	-	-	244,923

Convertible Preferred Stocks
Financials	102,800	-	-	102,800
Health Care	50,233	-	-	50,233
Industrials	1,126,453	-	-	1,126,453
Information Technology	7,218,923	-	-	7,218,923
Materials	861,464	-	-	861,464

Preferred Securities
Materials	390,959	-	-	390,959

Money Market Funds	9,946,068	9,946,068	-	-
Total Investments in Securities:	1,456,123,526	1,415,295,079	29,110,835	11,717,612
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $11,000) - See accompanying schedule:
Unaffiliated issuers (cost $925,095,446)	$1,446,177,458
Fidelity Central Funds (cost $9,946,068)	9,946,068

Total Investment in Securities (cost $935,041,514)		$1,456,123,526
Foreign currency held at value (cost $4)		4
Receivable for fund shares sold		20,937,010
Dividends receivable		491,541
Interest receivable		68,848
Distributions receivable from Fidelity Central Funds		31,409
Other receivables		20,098
Total assets		1,477,672,436
Liabilities
Payable for investments purchased	$28,576,946
Payable for fund shares redeemed	274,349
Other payables and accrued expenses	10,445
Collateral on securities loaned	11,000
Total liabilities		28,872,740
Net Assets		$1,448,799,696
Net Assets consist of:
Paid in capital		$750,447,469
Total accumulated earnings (loss)		698,352,227
Net Assets		$1,448,799,696
Net Asset Value, offering price and redemption price per share ($1,448,799,696 ÷ 78,433,662 shares)		$18.47
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$7,397,592
Interest		37,492
Income from Fidelity Central Funds (including $154,895 from security lending)		731,635
Total income		8,166,719
Expenses
Custodian fees and expenses	$30,842
Independent trustees' fees and expenses	5,222
Interest	1,719
Total expenses		37,783
Net Investment income (loss)		8,128,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	187,411,056
Fidelity Central Funds	(243)
Foreign currency transactions	(31,612)
Total net realized gain (loss)		187,379,201
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,890,336)
Assets and liabilities in foreign currencies	1,167
Total change in net unrealized appreciation (depreciation)		(8,889,169)
Net gain (loss)		178,490,032
Net increase (decrease) in net assets resulting from operations		$186,618,968
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,128,936	$6,552,846
Net realized gain (loss)	187,379,201	322,632,925
Change in net unrealized appreciation (depreciation)	(8,889,169)	83,623,520
Net increase (decrease) in net assets resulting from operations	186,618,968	412,809,291
Distributions to shareholders	(292,430,298)	(60,500,167)

Share transactions
Proceeds from sales of shares	204,383,875	202,050,543
Reinvestment of distributions	292,430,298	60,500,167
Cost of shares redeemed	(287,436,193)	(367,419,204)

Net increase (decrease) in net assets resulting from share transactions	209,377,980	(104,868,494)
Total increase (decrease) in net assets	103,566,650	247,440,630

Net Assets
Beginning of period	1,345,233,046	1,097,792,416
End of period	$1,448,799,696	$1,345,233,046

Other Information
Shares
Sold	12,667,430	10,908,456
Issued in reinvestment of distributions	17,995,711	3,972,434
Redeemed	(17,338,132)	(20,055,607)
Net increase (decrease)	13,325,009	(5,174,717)

Financial Highlights
Fidelity Advisor® Series Equity Growth Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.66	$15.62	$13.45	$19.74	$19.73
Income from Investment Operations
Net investment income (loss) A,B	.10	.09	.11	.12	.17 C
Net realized and unrealized gain (loss)	2.24	5.82	2.74	(2.96)	4.20
Total from investment operations	2.34	5.91	2.85	(2.84)	4.37
Distributions from net investment income	(.11)	(.11)	(.11)	(.20)	(.13)
Distributions from net realized gain	(4.43)	(.75)	(.57)	(3.26)	(4.23)
Total distributions	(4.53) D	(.87) D	(.68)	(3.45) D	(4.36)
Net asset value, end of period	$18.47	$20.66	$15.62	$13.45	$19.74
Total Return E	14.34%	39.78%	22.44%	(17.55)%	27.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H	.01%	.01%	-% H	.01%
Expenses net of fee waivers, if any	- % H	.01%	.01%	-% H	-% H
Expenses net of all reductions, if any	-% H	.01%	.01%	-% H	-% H
Net investment income (loss)	.61%	.52%	.77%	.84%	.95% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,448,800	$1,345,233	$1,097,792	$982,361	$1,123,206
Portfolio turnover rate I	89%	67%	63%	49%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Advisor Series Equity Growth Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$556,949,610
Gross unrealized depreciation	(37,376,541)
Net unrealized appreciation (depreciation)	$519,573,069
Tax Cost	$936,550,457

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,962,562
Undistributed long-term capital gain	$168,816,984
Net unrealized appreciation (depreciation) on securities and other investments	$519,572,684

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$7,030,195	$7,833,548
Long-term Capital Gains	285,400,103	52,666,619
Total	$292,430,298	$60,500,167

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity Growth Fund	1,183,285,343	1,250,911,973
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Equity Growth Fund	18,307

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Series Equity Growth Fund	Borrower	13,410,000	4.62%	1,719

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Equity Growth Fund	83,975,460	110,290,433	20,078,714
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Equity Growth Fund	16,079	3,525	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Series Equity Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Series Equity Growth Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $172,435,757, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $452,273 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 62% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 86.27% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9860268.111
AXM1-ANN-0126
Fidelity Advisor® Growth Opportunities Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Growth Opportunities Fund
Consolidated Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	6,954	11,447,258
CANADA - 0.6%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (c)	205,100	70,638,491
Materials - 0.4%
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA (United States)	480,300	83,778,729
Franco-Nevada Corp (United States)	92,400	19,389,216
		103,167,945
TOTAL CANADA		173,806,436
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	67,662	14,366,672
GERMANY - 0.5%
Information Technology - 0.5%
Software - 0.5%
SAP SE	691,100	166,838,481
INDIA - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Meesho	21,218,353	26,357,908
Specialty Retail - 0.0%
Lenskart Solutions Ltd (e)	2,886,717	13,259,915
TOTAL CONSUMER DISCRETIONARY		39,617,823

Financials - 0.1%
Financial Services - 0.1%
Pine Labs Ltd (e)	13,893,887	38,834,966
TOTAL INDIA		78,452,789
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	340,545	13,526,448
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(c)(d)	7,115	74,565
		13,601,013
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	299,950	419,930
TOTAL ISRAEL		14,020,943
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	214,699	195,801,194
SINGAPORE - 1.2%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Sea Ltd Class A ADR (c)	2,549,576	354,416,560
TAIWAN - 2.9%
Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,893,500	843,484,185
UNITED KINGDOM - 0.7%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd (b)	6,988,700	22,017,242
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	28,638	38,750,364
TOTAL FINANCIALS		60,767,606

Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC ADR (f)	11,791,600	166,143,644
TOTAL UNITED KINGDOM		226,911,250
UNITED STATES - 89.5%
Communication Services - 23.1%
Diversified Telecommunication Services - 0.3%
AT&T Inc	3,930,300	102,266,406
Entertainment - 5.1%
Netflix Inc (c)	5,038,520	542,043,982
ROBLOX Corp Class A (c)	3,129,000	297,348,870
Roku Inc Class A (c)	7,401,127	716,355,082
Spotify Technology SA (c)	4,200	2,515,254
		1,558,263,188
Interactive Media & Services - 15.4%
Alphabet Inc Class A	2,245,060	718,823,310
Alphabet Inc Class C	5,703,680	1,825,862,042
Epic Games Inc (b)(c)(d)	56,200	36,535,058
Meta Platforms Inc Class A	2,618,485	1,696,647,356
Reddit Inc Class A (c)	1,723,300	373,042,751
		4,650,910,517
Wireless Telecommunication Services - 2.3%
T-Mobile US Inc (f)	3,357,425	701,735,399
TOTAL COMMUNICATION SERVICES		7,013,175,510

Consumer Discretionary - 8.7%
Automobiles - 0.0%
Neutron Holdings Inc (b)(c)(d)	474,927	45,593
Rad Power Bikes Inc (b)(c)(d)	382,384	4
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	449,400	4
Tesla Inc (c)	7,040	3,028,397
		3,073,998
Broadline Retail - 5.3%
Amazon.com Inc (c)	6,873,440	1,603,023,677
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings Inc	314,900	89,755,947
Sonder Holdings Inc Stage 1 rights (b)(c)	15,489	1
Sonder Holdings Inc Stage 2 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 3 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 4 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 5 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 5 rights (b)(c)	15,488	0
		89,755,948
Specialty Retail - 3.1%
Carvana Co Class A (c)(f)	2,119,700	793,827,650
O'Reilly Automotive Inc (c)	1,476,900	150,200,730
		944,028,380
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(d)	5,086,874	13,124,135
TOTAL CONSUMER DISCRETIONARY		2,653,006,138

Consumer Staples - 1.4%
Beverages - 0.8%
Coca-Cola Co/The	3,091,300	226,035,856
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp	70,400	64,316,736
Tobacco - 0.4%
JUUL Labs Inc Class A (b)(c)(d)	19,087,368	36,227,252
JUUL Labs Inc Class B (b)(c)(d)	2,772	5,261
Philip Morris International Inc	607,500	95,669,100
		131,901,613
TOTAL CONSUMER STAPLES		422,254,205

Financials - 3.1%
Financial Services - 2.8%
Affirm Holdings Inc Class A (c)	2,057,600	145,986,720
Apollo Global Management Inc	1,889,600	249,143,760
Visa Inc Class A	1,380,161	461,581,045
		856,711,525
Insurance - 0.3%
Arthur J Gallagher & Co	366,700	90,802,254
TOTAL FINANCIALS		947,513,779

Health Care - 5.9%
Biotechnology - 1.8%
Alnylam Pharmaceuticals Inc (c)	327,535	147,793,618
Cytokinetics Inc (c)	1,884,800	128,411,424
Insmed Inc (c)	294,100	61,105,157
Nuvalent Inc Class A (c)	405,376	44,327,866
Soleno Therapeutics Inc (c)	1,014,400	51,176,480
Vaxcyte Inc (c)	1,702,643	84,468,119
Viking Therapeutics Inc (c)(f)	1,062,178	39,098,772
		556,381,436
Health Care Equipment & Supplies - 1.4%
Blink Health LLC Class A1 (b)(c)(d)	72,562	2,433,004
Boston Scientific Corp (c)	3,540,864	359,680,965
Intuitive Surgical Inc (c)	105,100	60,272,748
		422,386,717
Health Care Providers & Services - 0.0%
McKesson Corp	3,200	2,819,584
Pharmaceuticals - 2.7%
Eli Lilly & Co	715,800	769,821,426
Structure Therapeutics Inc ADR (c)	727,400	26,048,194
		795,869,620
TOTAL HEALTH CARE		1,777,457,357

Industrials - 4.4%
Aerospace & Defense - 1.3%
Anduril Industries Inc Class B (b)(d)	15,293	654,540
Anduril Industries Inc Class C (b)(d)	7	300
Axon Enterprise Inc (c)	230,300	124,394,242
Beta Technologies Inc (e)	3,060,267	83,453,481
Beta Technologies Inc Class A (c)	93,900	2,560,653
GE Aerospace	235,800	70,374,510
Relativity Space Inc (b)(c)	14,840	15,730
Rocket Lab Corp	85,100	3,586,114
Space Exploration Technologies Corp (b)(c)(d)	212,584	45,067,808
Space Exploration Technologies Corp Class C (b)(c)(d)	50,067	10,614,204
TransDigm Group Inc	22,600	30,739,842
		371,461,424
Building Products - 0.5%
Builders FirstSource Inc (c)	1,474,477	165,480,554
Construction & Engineering - 0.1%
Comfort Systems USA Inc	39,600	38,686,824
Electrical Equipment - 0.9%
GE Vernova Inc	471,500	282,791,555
Ground Transportation - 0.3%
Uber Technologies Inc (c)	921,581	80,675,201
Machinery - 0.1%
Caterpillar Inc	57,400	33,048,624
Passenger Airlines - 1.2%
Delta Air Lines Inc	2,603,600	166,890,760
United Airlines Holdings Inc (c)	1,852,400	188,870,704
		355,761,464
TOTAL INDUSTRIALS		1,327,905,646

Information Technology - 41.0%
Electronic Equipment, Instruments & Components - 1.8%
Coherent Corp (c)	245,300	40,292,978
Flex Ltd (c)	8,453,329	499,676,277
		539,969,255
IT Services - 0.6%
Cloudflare Inc Class A (c)	85,200	17,057,892
CoreWeave Inc Class A (c)(f)	1,879,137	137,402,498
CoreWeave Inc Class A (g)	171,720	12,556,166
MongoDB Inc Class A (c)	33,900	11,267,343
X.Ai Holdings Corp Class A (b)(d)	39,200	2,747,135
		181,031,034
Semiconductors & Semiconductor Equipment - 21.1%
Advanced Micro Devices Inc (c)	1,157,200	251,725,716
Astera Labs Inc (c)	280,073	44,131,103
Broadcom Inc	4,625,400	1,863,851,184
Marvell Technology Inc	422,800	37,798,320
NVIDIA Corp	23,735,820	4,201,240,140
		6,398,746,463
Software - 12.6%
AppLovin Corp Class A (c)	1,166,400	699,233,472
Celestial AI Inc (b)(d)	7,127	131,351
Datadog Inc Class A (c)	759,900	121,591,599
Figma Inc Class A (f)	69,300	2,492,721
Microsoft Corp	4,861,615	2,391,963,196
Openai Group Pbc Class A (b)(d)	6,000	2,607,240
Oracle Corp	1,465,900	296,038,505
Palantir Technologies Inc Class A (c)	1,398,900	235,644,705
Servicenow Inc (c)	62,558	50,822,745
Synopsys Inc (c)	32,200	13,459,922
		3,813,985,456
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc	5,369,260	1,497,218,151
TOTAL INFORMATION TECHNOLOGY		12,430,950,359

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	173,400	36,105,348
Utilities - 1.8%
Electric Utilities - 1.3%
Constellation Energy Corp	313,700	114,299,732
NRG Energy Inc	1,307,000	221,523,430
PG&E Corp	3,583,900	57,772,468
		393,595,630
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	821,100	146,861,946
TOTAL UTILITIES		540,457,576

TOTAL UNITED STATES		27,148,825,918
TOTAL COMMON STOCKS (Cost $12,744,077,228)		29,228,371,686

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	842,600	3,778,218
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	231,600	1,038,494
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(h)	15,384,717	27,440,182
		32,256,894
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	122,289	73,484
TOTAL UNITED STATES		32,330,378
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $16,581,206)		32,330,378

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	16,900	934,063
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	116,411	27,914,194
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (b)(c)(d)	290,611	65,017,551
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series D (b)(d)	315,308	16,891,049
Oura Health Oy Series E (b)(d)	1,050,847	56,293,874

TOTAL FINLAND		73,184,923
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (b)(d)	23,715	907,336
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	141,900	1,121,010
Element Labs Inc Series B (b)(d)	119,800	1,051,844
		2,172,854
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	501,100	741,628
Xsight Labs Ltd Series F (b)(d)	999,833	4,209,297
		4,950,925
TOTAL ISRAEL		8,031,115
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (b)(d)	2,600	987,688
UNITED STATES - 2.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	6,477,300	621,821
Rad Power Bikes Inc Series A (b)(c)(d)	49,852	0
Rad Power Bikes Inc Series C (b)(c)(d)	196,163	2
Rad Power Bikes Inc Series D (b)(c)(d)	415,700	4
Waymo LLC Series A2 (b)(c)(d)	47,838	3,499,350
Waymo LLC Series C2 (b)(c)(d)	103,289	8,909,709
		13,030,886
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	70,400	2,882,176
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	566,439	1,075,084
JUUL Labs Inc Series D (b)(c)(d)	3,671	6,967
		1,082,051
TOTAL CONSUMER STAPLES		3,964,227

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	63,679	4,665,124
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	102,224	7,841,603
		12,506,727
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	234,164	7,851,519
Blink Health LLC Series D (b)(c)(d)	50,268	1,685,486
		9,537,005
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(i)	764,320	2,247,101
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	153,312	5,137,485
TOTAL HEALTH CARE		16,921,591

Industrials - 0.7%
Aerospace & Defense - 0.7%
Anduril Industries Inc Series F (b)(c)(d)	556,061	23,799,411
Anduril Industries Inc Series G (b)(d)	143,300	6,133,240
Space Exploration Technologies Corp Series I (b)(c)(d)	16,438	34,848,560
Space Exploration Technologies Corp Series N (b)(c)(d)	51,400	108,968,000
		173,749,211
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	191,430	10,408,049
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	89,800	667,214
TOTAL INDUSTRIALS		184,824,474

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
Cellink Corp Series D (b)(c)(d)	380,829	1,249,119
Cerebras Systems Inc Series G (b)(d)	1,178,900	42,711,547
Enevate Corp Series E (b)(c)(d)	7,873,996	1,417,319
Vast Data Ltd Series A (b)(c)(d)	54,250	1,275,418
Vast Data Ltd Series A1 (b)(c)(d)	133,528	3,139,243
Vast Data Ltd Series A2 (b)(c)(d)	153,600	3,611,137
Vast Data Ltd Series B (b)(c)(d)	122,222	2,873,439
Vast Data Ltd Series C (b)(c)(d)	3,563	83,766
Vast Data Ltd Series E (b)(c)(d)	116,791	2,745,756
		59,106,744
IT Services - 0.4%
Gupshup Inc (b)(c)(d)	509,400	2,093,634
X.Ai Holdings Corp Series B (b)(d)	1,044,317	73,185,736
X.Ai Holdings Corp Series C (b)(d)	559,691	39,223,145
Yanka Industries Inc Series E (b)(c)(d)	341,047	641,168
Yanka Industries Inc Series F (b)(c)(d)	380,955	1,196,199
		116,339,882
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	1,198,500	7,334,820
SiMa Technologies Inc Series B1 (b)(c)(d)	171,099	1,235,334
		8,570,154
Software - 0.6%
Anthropic PBC Series D (b)(c)(d)	66,894	9,919,042
Anthropic PBC Series E (b)(d)	32,500	4,581,200
Anthropic PBC Series F (b)(d)	96,000	13,532,160
Celestial AI Inc Series A (b)(d)	45,442	837,496
Celestial AI Inc Series B (b)(d)	34,194	630,195
Celestial AI Inc Series C1 (b)(d)	136,975	2,524,450
Crusoe Energy Systems LLC Series D (b)(d)	276,930	23,264,889
Crusoe Energy Systems LLC Series E (b)(d)	48,719	4,092,883
Databricks Inc Series G (b)(c)(d)	181,200	32,492,784
Databricks Inc Series H (b)(c)(d)	32,352	5,801,361
Databricks Inc Series I (b)(c)(d)	2,463	441,665
Databricks Inc Series J (b)(d)	26,102	4,680,611
Databricks Inc Series K (b)(d)	14,200	2,546,344
Lyte Ai Inc Series B (b)(c)(d)	290,100	2,889,396
MOLOCO Inc Series A (b)(c)(d)	265,144	19,021,431
Openai Group Pbc Series A-2 (b)(d)	21,477	9,332,616
Openai Group Pbc Series A-3 (b)(d)	15,583	6,771,436
Physical Intelligence Inc Series B (b)(d)	9,900	2,688,147
Runway AI Inc Series D (b)(c)(d)	744,630	10,892,597
Skyryse Inc Series B (b)(c)(d)	244,100	6,383,215
		163,323,918
TOTAL INFORMATION TECHNOLOGY		347,340,698

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	674,317	19,865,379
TOTAL UNITED STATES		598,453,982
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $537,220,064)		774,523,516

Domestic Equity Funds - 0.4%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (f) (Cost $116,708,368)	245,800	117,111,410

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	449,400	94,972
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(j)	437,591	113,672
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	1,429,843	1,532,585
TOTAL INFORMATION TECHNOLOGY		1,646,257

TOTAL UNITED STATES		1,741,229
TOTAL PREFERRED SECURITIES (Cost $2,316,834)		1,741,229

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.02	68,848,942	68,862,712
Fidelity Securities Lending Cash Central Fund (k)(l)	4.02	348,095,288	348,130,098
TOTAL MONEY MARKET FUNDS (Cost $416,992,810)			416,992,810

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $13,833,896,510)	30,571,071,029
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(211,156,662)
NET ASSETS - 100.0%	30,359,914,367

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,022,586,647 or 3.4% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $135,548,362 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,556,166 or 0.0% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	7,637,145

Anduril Industries Inc Class B	6/16/2025	625,221

Anduril Industries Inc Class C	6/16/2025	286

Anduril Industries Inc Series F	8/7/2024	12,086,876

Anduril Industries Inc Series G	4/17/2025	5,858,505

Anthropic PBC Series D	5/31/2024	2,007,121

Anthropic PBC Series E	2/14/2025	1,822,811

Anthropic PBC Series F	8/18/2025	13,532,890

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	2,072,749

Blink Health LLC Series C	11/7/2019 - 7/14/2021	8,939,445

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,111,256

Bolt Technology OU Series E	1/3/2022	75,499,721

Bombas LLC	2/16/2021 - 11/12/2021	24,316,178

Bytedance Ltd Series E1	11/18/2020	12,755,640

Canva Australia Holdings Pty Ltd Class A	12/23/2024 - 11/12/2025	10,292,736

Celestial AI Inc	2/25/2025	105,590

Celestial AI Inc Series A	2/25/2025	673,255

Celestial AI Inc Series B	2/25/2025	506,608

Celestial AI Inc Series C1	2/25/2025	2,387,502

Cellink Corp Series D	1/20/2022	7,930,345

Cerebras Systems Inc Series G	9/19/2025	42,714,377

Crusoe Energy Systems LLC Series D	12/10/2024	8,078,558

Crusoe Energy Systems LLC Series E	10/8/2025	4,092,798

Databricks Inc Series G	2/1/2021	10,713,021

Databricks Inc Series H	8/31/2021	2,377,359

Databricks Inc Series I	9/14/2023	181,030

Databricks Inc Series J	12/17/2024	2,414,435

Databricks Inc Series K	9/8/2025	2,130,000

Diamond Foundry Inc Series C	3/15/2021	16,183,608

Element Labs Inc Series A	2/11/2025	523,412

Element Labs Inc Series B	6/27/2025	1,051,712

Empower Semiconductor Inc Series D	6/27/2025	720,717

Enevate Corp 10% 5/12/2199	11/12/2024	122,289

Enevate Corp 6%	11/2/2023 - 10/31/2024	437,591

Enevate Corp Series E	1/29/2021	8,729,781

Epic Games Inc	7/13/2020 - 3/29/2021	45,614,000

GoBrands Inc Series G	3/2/2021	17,580,098

Gupshup Inc	6/8/2021	11,647,533

JUUL Labs Inc Class A	2/23/2024	19,373,106

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte Ai Inc Series B	8/13/2024	3,680,238

MOLOCO Inc Series A	6/26/2023	15,908,640

Neutron Holdings Inc	2/4/2021	4,750

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	842,600

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	231,600

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	15,384,717

Neutron Holdings Inc Series 1C	7/3/2018	1,184,309

NScale Global Holdings Ltd Series B	9/25/2025	987,688

Openai Group Pbc Class A	9/3/2025	2,580,000

Openai Group Pbc Series A-2	9/30/2024	4,034,677

Openai Group Pbc Series A-3	8/4/2025	4,781,800

Oura Health Oy Series D	12/18/2024	8,100,262

Oura Health Oy Series E	9/24/2025	56,293,874

Physical Intelligence Inc Series B	10/24/2025	2,688,437

Rad Power Bikes Inc	1/21/2021	1,844,560

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	449,400

Rad Power Bikes Inc Series A	1/21/2021	240,478

Rad Power Bikes Inc Series C	1/21/2021	946,259

Rad Power Bikes Inc Series D	9/17/2021	3,983,986

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Rapyd Financial Network 2016 Ltd	3/30/2021	24,999,987

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	1,038,191

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Revolut Group Holdings Ltd	12/27/2024	24,907,775

Runway AI Inc Series D	9/6/2024	8,073,112

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	1,429,843

SiMa Technologies Inc Series B	5/10/2021	6,145,189

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,213,246

Skyryse Inc Series B	10/21/2021	6,024,381

Space Exploration Technologies Corp	2/16/2021 - 7/14/2025	17,071,051

Space Exploration Technologies Corp Class C	4/2/2024 - 7/14/2025	6,448,786

Space Exploration Technologies Corp Series I	4/5/2018	2,778,022

Space Exploration Technologies Corp Series N	8/4/2020	13,878,000

Taalas Inc Series B	2/19/2025	928,036

Tenstorrent Holdings Inc Series C1	4/23/2021	3,786,046

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	8,057,955

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	21,938,437

Vast Data Ltd Series A	11/28/2023	596,750

Vast Data Ltd Series A1	11/28/2023	1,468,808

Vast Data Ltd Series A2	11/28/2023	1,689,600

Vast Data Ltd Series B	11/28/2023	1,344,442

Vast Data Ltd Series C	11/28/2023	39,193

Vast Data Ltd Series E	11/28/2023	2,569,402

Waymo LLC Series A2	5/8/2020	4,107,715

Waymo LLC Series C2	10/18/2024	8,077,334

X.Ai Holdings Corp Class A	7/18/2025	1,433,152

X.Ai Holdings Corp Series B	5/13/2024	12,500,475

X.Ai Holdings Corp Series C	11/22/2024	12,117,310

Xsight Labs Ltd Series D	2/16/2021	4,006,795

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	4,629,225

Yanka Industries Inc Series E	5/15/2020	4,119,575

Yanka Industries Inc Series F	4/8/2021	12,143,626

Zipline International Inc Series G	6/7/2024	8,029,780

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	5/7/2026

Pine Labs Ltd	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	69,008,413	4,760,633,790	4,760,783,728	8,937,539	4,237	-	68,862,712	68,848,942	0.1%
Fidelity Securities Lending Cash Central Fund	5,811,331	1,474,814,377	1,132,495,475	3,387,163	(135)	-	348,130,098	348,095,288	1.2%
Total	74,819,744	6,235,448,167	5,893,279,203	12,324,702	4,102	-	416,992,810

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	7,013,175,510	6,976,640,452	-	36,535,058
Consumer Discretionary	3,047,040,521	3,007,512,876	26,357,908	13,169,737
Consumer Staples	422,254,205	386,021,692	-	36,232,513
Financials	1,060,717,364	986,348,745	-	74,368,619
Health Care	1,987,625,223	1,985,192,219	-	2,433,004
Industrials	1,494,049,290	1,437,696,708	-	56,352,582
Information Technology	13,523,778,704	13,339,587,309	166,838,481	17,352,914
Materials	103,167,945	103,167,945	-	-
Real Estate	36,105,348	36,105,348	-	-
Utilities	540,457,576	540,457,576	-	-

Convertible Corporate Bonds
Consumer Discretionary	32,256,894	-	-	32,256,894
Information Technology	73,484	-	-	73,484

Convertible Preferred Stocks
Communication Services	27,914,194	-	-	27,914,194
Consumer Discretionary	13,030,886	-	-	13,030,886
Consumer Staples	3,964,227	-	-	3,964,227
Financials	13,414,063	-	-	13,414,063
Health Care	90,106,514	-	-	90,106,514
Industrials	186,997,328	-	-	186,997,328
Information Technology	419,230,925	-	-	419,230,925
Materials	19,865,379	-	-	19,865,379

Domestic Equity Funds	117,111,410	117,111,410	-	-

Preferred Securities
Consumer Discretionary	94,972	-	-	94,972
Information Technology	1,646,257	-	-	1,646,257

Money Market Funds	416,992,810	416,992,810	-	-
Total Investments in Securities:	30,571,071,029	29,332,835,090	193,196,389	1,045,039,550
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2025 ($)
Common Stocks	224,320,396	(26,596,362)	34,446,065	80,971,217	(76,696,889)	-	-	-	236,444,427	38,791,462
Convertible Preferred Stocks	503,637,823	(13,844,521)	258,468,409	200,016,933	(173,755,128)	-	-	-	774,523,516	236,734,287
Convertible Corporate Bonds	19,330,250	(453,095)	12,326,817	1,126,406	-	-	-	-	32,330,378	11,873,722
Preferred Securities	3,022,996	-	(696,318)	1,551,116	(2,136,565)	-	-	-	1,741,229	(662,960)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $353,242,661) - See accompanying schedule:
Unaffiliated issuers (cost $13,416,903,700)	$30,154,078,219
Fidelity Central Funds (cost $416,992,810)	416,992,810

Total Investment in Securities (cost $13,833,896,510)		$30,571,071,029
Foreign currency held at value (cost $20,058)		19,886
Receivable for investments sold		151,745,813
Receivable for fund shares sold		9,913,377
Dividends receivable		10,514,673
Interest receivable		393,233
Distributions receivable from Fidelity Central Funds		324,617
Prepaid expenses		26,194
Other receivables		417,924
Total assets		30,744,426,746
Liabilities
Payable for fund shares redeemed	$11,106,537
Accrued management fee	18,840,282
Distribution and service plan fees payable	4,058,891
Other payables and accrued expenses	2,395,818
Collateral on securities loaned	348,110,851
Total liabilities		384,512,379
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$30,359,914,367
Net Assets consist of:
Paid in capital		$12,625,872,371
Total accumulated earnings (loss)		17,734,041,996
Net Assets		$30,359,914,367

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,243,269,916 ÷ 28,938,839 shares)(a)		$215.74
Maximum offering price per share (100/94.25 of $215.74)		$228.90
Class M :
Net Asset Value and redemption price per share ($3,870,400,002 ÷ 18,353,669 shares)(a)		$210.88
Maximum offering price per share (100/96.50 of $210.88)		$218.53
Class C :
Net Asset Value and offering price per share ($1,437,008,741 ÷ 8,428,472 shares)(a)		$170.49
Class I :
Net Asset Value, offering price and redemption price per share ($13,396,908,697 ÷ 55,711,005 shares)		$240.47
Class Z :
Net Asset Value, offering price and redemption price per share ($5,412,327,011 ÷ 22,141,807 shares)		$244.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$107,539,363
Interest		1,083,126
Income from Fidelity Central Funds (including $3,387,163 from security lending)		12,324,702
Total income		120,947,191
Expenses
Management fee
Basic fee	$165,580,239
Performance adjustment	12,795,579
Distribution and service plan fees	44,072,020
Custodian fees and expenses	356,826
Independent trustees' fees and expenses	101,424
Registration fees	434,519
Audit fees	124,258
Legal	35,189
Interest	28,077
Miscellaneous	3,794,743
Total expenses before reductions	227,322,874
Expense reductions	(1,377)
Total expenses after reductions		227,321,497
Net Investment income (loss)		(106,374,306)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,416,584,319
Fidelity Central Funds	4,102
Foreign currency transactions	(174,385)
Total net realized gain (loss)		1,416,414,036
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $111,410)	4,055,459,751
Assets and liabilities in foreign currencies	62,957
Total change in net unrealized appreciation (depreciation)		4,055,522,708
Net gain (loss)		5,471,936,744
Net increase (decrease) in net assets resulting from operations		$5,365,562,438
Consolidated Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(106,374,306)	$(52,312,087)
Net realized gain (loss)	1,416,414,036	2,096,764,986
Change in net unrealized appreciation (depreciation)	4,055,522,708	6,044,425,718
Net increase (decrease) in net assets resulting from operations	5,365,562,438	8,088,878,617
Share transactions - net increase (decrease)	59,082,577	(435,221,105)
Total increase (decrease) in net assets	5,424,645,015	7,653,657,512

Net Assets
Beginning of period	24,935,269,352	17,281,611,840
End of period	$30,359,914,367	$24,935,269,352

Consolidated Financial Highlights
Fidelity Advisor® Growth Opportunities Fund Class A

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$178.02	$120.74	$96.87	$159.95	$141.06
Income from Investment Operations
Net investment income (loss) A,B	(.95)	(.52)	(.29)	(.38)	(1.06)
Net realized and unrealized gain (loss)	38.67	57.80	24.16	(48.08)	27.68
Total from investment operations	37.72	57.28	23.87	(48.46)	26.62
Distributions from net realized gain	-	-	-	(14.62)	(7.73)
Total distributions	-	-	-	(14.62)	(7.73)
Net asset value, end of period	$215.74	$178.02	$120.74	$96.87	$159.95
Total Return C,D	21.19%	47.44%	24.64%	(33.31)%	19.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96%	.75%	.72%	.89%	1.04%
Expenses net of fee waivers, if any	.96%	.74%	.72%	.89%	1.04%
Expenses net of all reductions, if any	.96%	.74%	.72%	.89%	1.04%
Net investment income (loss)	(.51)%	(.34)%	(.27)%	(.35)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,243,270	$4,999,430	$3,383,576	$2,749,192	$4,184,435
Portfolio turnover rate G	57%	56%	50% H	75%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class M

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$174.45	$118.60	$95.39	$157.62	$139.13
Income from Investment Operations
Net investment income (loss) A,B	(1.39)	(.87)	(.53)	(.64)	(1.41)
Net realized and unrealized gain (loss)	37.82	56.72	23.74	(47.42)	27.31
Total from investment operations	36.43	55.85	23.21	(48.06)	25.90
Distributions from net realized gain	-	-	-	(14.17)	(7.41)
Total distributions	-	-	-	(14.17)	(7.41)
Net asset value, end of period	$210.88	$174.45	$118.60	$95.39	$157.62
Total Return C,D	20.88%	47.09%	24.33%	(33.47)%	19.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.21%	.99%	.96%	1.13%	1.28%
Expenses net of fee waivers, if any	1.21%	.99%	.96%	1.13%	1.28%
Expenses net of all reductions, if any	1.21%	.99%	.96%	1.13%	1.28%
Net investment income (loss)	(.76)%	(.59)%	(.51)%	(.59)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,870,400	$3,443,069	$2,513,293	$2,136,186	$3,480,610
Portfolio turnover rate G	57%	56%	50% H	75%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class C

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$141.75	$96.86	$78.30	$132.10	$118.14
Income from Investment Operations
Net investment income (loss) A,B	(1.88)	(1.32)	(.88)	(.99)	(1.85)
Net realized and unrealized gain (loss)	30.62	46.21	19.44	(39.09)	23.04
Total from investment operations	28.74	44.89	18.56	(40.08)	21.19
Distributions from net realized gain	-	-	-	(13.72)	(7.23)
Total distributions	-	-	-	(13.72)	(7.23)
Net asset value, end of period	$170.49	$141.75	$96.86	$78.30	$132.10
Total Return C,D	20.28%	46.35%	23.70%	(33.81)%	18.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.71%	1.50%	1.48%	1.65%	1.80%
Expenses net of fee waivers, if any	1.71%	1.49%	1.47%	1.64%	1.80%
Expenses net of all reductions, if any	1.71%	1.49%	1.47%	1.64%	1.80%
Net investment income (loss)	(1.26)%	(1.09)%	(1.02)%	(1.10)%	(1.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,437,009	$1,275,109	$925,151	$827,607	$1,412,597
Portfolio turnover rate G	57%	56%	50% H	75%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class I

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$197.94	$133.91	$107.16	$175.33	$153.77
Income from Investment Operations
Net investment income (loss) A,B	(.54)	(.15)	(.02)	(.12)	(.74)
Net realized and unrealized gain (loss)	43.07	64.18	26.77	(53.08)	30.27
Total from investment operations	42.53	64.03	26.75	(53.20)	29.53
Distributions from net realized gain	-	-	-	(14.97)	(7.97)
Total distributions	-	-	-	(14.97)	(7.97)
Net asset value, end of period	$240.47	$197.94	$133.91	$107.16	$175.33
Total Return C	21.49%	47.82%	24.96%	(33.15)%	19.90%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.71%	.50%	.47%	.64%	.79%
Expenses net of fee waivers, if any	.71%	.49%	.47%	.64%	.79%
Expenses net of all reductions, if any	.71%	.49%	.47%	.64%	.79%
Net investment income (loss)	(.26)%	(.09)%	(.02)%	(.10)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,396,909	$10,638,599	$7,615,393	$6,873,035	$12,620,334
Portfolio turnover rate F	57%	56%	50% G	75%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class Z

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$200.97	$135.80	$108.54	$177.37	$155.40
Income from Investment Operations
Net investment income (loss) A,B	(.30)	.04	.13	.03	(.54)
Net realized and unrealized gain (loss)	43.77	65.13	27.13	(53.71)	30.58
Total from investment operations	43.47	65.17	27.26	(53.68)	30.04
Distributions from net realized gain	-	-	-	(15.15)	(8.07)
Total distributions	-	-	-	(15.15)	(8.07)
Net asset value, end of period	$244.44	$200.97	$135.80	$108.54	$177.37
Total Return C	21.63%	47.99%	25.12%	(33.06)%	20.04%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.60%	.38%	.35%	.52%	.67%
Expenses net of fee waivers, if any	.60%	.38%	.34%	.51%	.67%
Expenses net of all reductions, if any	.60%	.38%	.34%	.51%	.67%
Net investment income (loss)	(.14)%	.02%	.11%	.03%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,412,327	$4,579,062	$2,844,199	$2,329,940	$3,827,686
Portfolio turnover rate F	57%	56%	50% G	75%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$236,444,427	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 71.0 / 8.6	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.9	Increase
			Enterprise value/Net income (EV/NI)	16.3 - 27.1 / 23.2	Increase
		Market approach	Transaction price	$1.90 - $4.63 / $4.60	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 80.0% / 67.4%	Increase
			Discount rate	3.5% - 4.0% / 3.6%	Increase
			Term	2.1 - 5.0 / 3.0	Increase
Convertible Corporate Bonds	$32,330,378	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.8	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 60.0% / 33.3%	Increase
		Black scholes	Volatility	75.0% - 100.0% / 75.1%	Increase
			Discount rate	3.8% - 4.4% / 3.8%	Increase
			Term	0.6	Increase
Convertible Preferred Stocks	$774,523,516	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5 - 71.0 / 28.5	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.9	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$1.10 - $271.56 / $44.71	Increase
			Discount rate	85.0%	Decrease
			Premium rate	20.0% - 40.0% / 28.2%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 74.5%	Increase
			Discount rate	3.5% - 3.7% / 3.6%	Increase
			Term	2.0 - 5.0 / 3.3	Increase
Preferred Securities	$1,741,229	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 37.7%	Decrease
			Probability rate	0.0% - 60.0% / 35.9%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 53.5%	Increase
			Discount rate	3.6% - 4.4% / 3.7%	Increase
			Term	0.6 - 1.1 / 1.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Growth Opportunities Fund	$327,855

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,257,479,827
Gross unrealized depreciation	(572,858,139)
Net unrealized appreciation (depreciation)	$16,684,621,688
Tax Cost	$13,886,449,341

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$1,138,261,528
Net unrealized appreciation (depreciation) on securities and other investments	$16,684,656,459

The Fund intends to elect to defer to its next fiscal year $88,875,989 of ordinary losses recognized during the period January 1, 2025 to November 30, 2025.

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$-	$-
Long-term Capital Gains	-	-
Total	$-	$-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Growth Opportunities Fund	Spinny Series G Convertible Preferred	1,506,720	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Advisor Growth Opportunities Fund	2,247,101.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Consolidated Special Purpose Vehicle. The Funds included in the table below hold private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity Advisor Growth Opportunities Fund	Fid FDI 223, LLC	78,452,789.26

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth Opportunities Fund	15,027,526,959	15,166,599,300
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.67
Class I	.67
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.64
Class M	.64
Class C	.64
Class I	.64
Class Z	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Growth Opportunities Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of asset-weighted return of all classes.  To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .05%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	13,467,184	278,423
Class M	.25%	.25%	17,560,200	79,123
Class C	.75%	.25%	13,044,636	1,653,422
			44,072,020	2,010,968

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,324,583
Class M	98,477
Class CA	7,181
3,430,241

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Growth Opportunities Fund	191,193

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end,  there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Growth Opportunities Fund	Borrower	15,159,400	4.45%	28,077

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Growth Opportunities Fund	927,093,217	922,675,567	167,575,994

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Growth Opportunities Fund	33,922
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Growth Opportunities Fund	34,452
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Growth Opportunities Fund	332,637	30,177	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Growth Opportunities Fund	5,693,441
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,377.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025	Year ended November 30, 2024	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Advisor Growth Opportunities Fund
Class A
Shares sold	5,379,231	4,555,941	$1,009,281,326	$687,089,053
Shares redeemed	(4,523,308)	(4,496,972)	(845,483,626)	(671,876,326)
Net increase (decrease)	855,923	58,969	$163,797,700	$15,212,727
Class M
Shares sold	1,590,599	1,797,873	$288,111,439	$262,118,437
Shares redeemed	(2,973,884)	(3,251,555)	(541,933,961)	(478,295,077)
Net increase (decrease)	(1,383,285)	(1,453,682)	$(253,822,522)	$(216,176,640)
Class C
Shares sold	1,308,531	1,228,924	$193,693,667	$147,006,212
Shares redeemed	(1,875,704)	(1,784,623)	(276,569,444)	(214,262,533)
Net increase (decrease)	(567,173)	(555,699)	$(82,875,777)	$(67,256,321)
Class I
Shares sold	14,775,077	12,185,212	$3,061,299,891	$2,037,494,381
Shares redeemed	(12,811,702)	(15,307,887)	(2,653,606,982)	(2,536,966,129)
Net increase (decrease)	1,963,375	(3,122,675)	$407,692,909	$(499,471,748)
Class Z
Shares sold	8,314,470	7,939,624	$1,739,614,307	$1,362,681,116
Shares redeemed	(8,957,176)	(6,098,859)	(1,915,324,040)	(1,030,210,239)
Net increase (decrease)	(642,706)	1,840,765	$(175,709,733)	$332,470,877
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Growth Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Advisor Growth Opportunities Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the consolidated schedule of investments, as of November 30, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $1,201,157,617, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704314.128
GO-ANN-0126
Fidelity Advisor® Equity Growth Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Equity Growth Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	5,700	9,382,998
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	396,000	110,509,413
BRAZIL - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (d)	15,417	31,940,632
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (d)	638,200	11,098,298
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	1,925,800	24,284,338
TOTAL BRAZIL		67,323,268
CANADA - 1.7%
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (United States) (d)	537,500	85,269,000
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA (United States)	386,400	67,399,752
Franco-Nevada Corp	287,100	60,314,729
		127,714,481
TOTAL CANADA		212,983,481
CHINA - 1.6%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	2,052,100	162,139,587
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd ADR	238,800	37,563,240
TOTAL CHINA		199,702,827
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (d)	1,689,600	47,523,183
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	22,000	959,640
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)	1,892,438	19
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	264,620	96,052,277
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (d)	43,700	39,853,526
TAIWAN - 2.8%
Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	338,000	8,822,450
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,162,524	338,887,371
TOTAL TAIWAN		347,709,821
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (d)	12,500	5,742,625
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (d)	107,500	22,447,075
UNITED STATES - 90.2%
Communication Services - 13.8%
Entertainment - 3.0%
Live Nation Entertainment Inc (d)	269,438	35,417,624
Netflix Inc (d)	2,227,710	239,657,042
ROBLOX Corp Class A (d)	419,400	39,855,582
Spotify Technology SA (d)	116,500	69,768,355
		384,698,603
Interactive Media & Services - 10.8%
Alphabet Inc Class A	2,561,777	820,229,760
Epic Games Inc (b)(c)(d)	3,289	2,138,146
Meta Platforms Inc Class A	767,007	496,982,186
Reddit Inc Class A (d)	177,900	38,510,013
		1,357,860,105
TOTAL COMMUNICATION SERVICES		1,742,558,708

Consumer Discretionary - 9.8%
Automobiles - 1.8%
Tesla Inc (d)	539,673	232,151,134
Broadline Retail - 5.1%
Amazon.com Inc (d)	2,762,781	644,335,785
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (d)	76,388	14,621,427
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (d)	68,126	7,970,061
Hilton Worldwide Holdings Inc	201,244	57,360,577
Viking Holdings Ltd (d)	1,070,015	71,455,602
		136,786,240
Household Durables - 0.8%
Blu Homes Inc (b)(c)(d)	12,123,162	3,758
DR Horton Inc	306,634	48,757,873
Lennar Corp Class A	49,600	6,512,480
SharkNinja Inc (d)	417,500	40,735,475
		96,009,586
Specialty Retail - 0.9%
AutoZone Inc (d)	8,800	34,798,104
Lowe's Cos Inc	38,800	9,408,224
Ross Stores Inc	88,800	15,660,768
Williams-Sonoma Inc	300,540	54,100,205
		113,967,301
TOTAL CONSUMER DISCRETIONARY		1,237,871,473

Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	98,300	89,805,897
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	392,100	36,884,847
Tobacco - 0.5%
Philip Morris International Inc	399,800	62,960,504
TOTAL CONSUMER STAPLES		189,651,248

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
APA Corp	908,321	22,680,775
Cheniere Energy Inc	137,627	28,689,725
EQT Corp	350,900	21,355,774
		72,726,274
Financials - 7.5%
Banks - 0.7%
Bank of America Corp	1,753,571	94,079,084
Capital Markets - 2.3%
Cboe Global Markets Inc	225,400	58,191,518
Charles Schwab Corp/The	635,600	58,939,188
Coinbase Global Inc Class A (d)	142,400	38,849,568
Gemini Space Station Inc Class A (e)	10,400	114,400
Morgan Stanley	826,167	140,167,493
		296,262,167
Consumer Finance - 0.5%
Capital One Financial Corp	295,735	64,786,666
Financial Services - 4.0%
Apollo Global Management Inc	565,000	74,495,250
Mastercard Inc Class A	768,252	422,945,774
		497,441,024
TOTAL FINANCIALS		952,568,941

Health Care - 6.8%
Biotechnology - 2.3%
Adamas Pharmaceuticals Inc rights (b)(d)	1,000,100	10,001
Adamas Pharmaceuticals Inc rights (b)(d)	1,000,100	10
Alnylam Pharmaceuticals Inc (d)	341,611	154,145,132
Blueprint Medicines Corp rights (b)(d)	41,532	0
Cytokinetics Inc (d)	97,401	6,635,930
Gilead Sciences Inc	157,600	19,832,384
Insmed Inc (d)	423,512	87,993,088
Legend Biotech Corp ADR (d)	472,672	13,097,741
Moderna Inc (d)	188,953	4,908,999
		286,623,285
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (d)	34,830	3,538,031
Edwards Lifesciences Corp (d)	863,200	74,813,544
Insulet Corp (d)	201,900	66,059,661
Penumbra Inc (d)	139,759	40,973,146
		185,384,382
Health Care Providers & Services - 0.3%
CVS Health Corp	492,900	39,609,444
Health Care Technology - 0.2%
Veeva Systems Inc Class A (d)	134,300	32,270,947
Pharmaceuticals - 2.5%
Crinetics Pharmaceuticals Inc (d)	200	9,112
Eli Lilly & Co	289,358	311,195,849
		311,204,961
TOTAL HEALTH CARE		855,093,019

Industrials - 6.7%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (b)(c)	1,399	59,877
Anduril Industries Inc Class C (b)(c)	1	43
Beta Technologies Inc Class A (d)	67,200	1,832,544
Boeing Co (d)	407,244	76,969,116
GE Aerospace	225,710	67,363,150
		146,224,730
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	35,800	5,687,546
Building Products - 0.9%
Trane Technologies PLC	272,503	114,854,564
Construction & Engineering - 0.5%
Dycom Industries Inc (d)	113,300	40,961,349
EMCOR Group Inc	40,900	25,156,363
		66,117,712
Electrical Equipment - 1.2%
GE Vernova Inc	205,417	123,202,954
Nextpower Inc Class A (d)	269,700	24,709,914
		147,912,868
Machinery - 1.9%
Cummins Inc	125,000	62,247,500
Deere & Co	77,900	36,183,771
Parker-Hannifin Corp	68,000	58,595,600
Westinghouse Air Brake Technologies Corp	360,557	75,194,163
		232,221,034
Passenger Airlines - 0.0%
Delta Air Lines Inc	83,700	5,365,170
Trading Companies & Distributors - 1.0%
Ferguson Enterprises Inc (United Kingdom)	337,515	85,466,834
United Rentals Inc	56,358	45,941,914
		131,408,748
TOTAL INDUSTRIALS		849,792,372

Information Technology - 40.9%
Communications Equipment - 0.4%
Arista Networks Inc (d)	205,200	26,815,536
Lumentum Holdings Inc (d)	73,200	23,801,712
		50,617,248
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	969,472	136,598,605
Coherent Corp (d)	358,200	58,837,932
Corning Inc	219,800	18,507,160
		213,943,697
Semiconductors & Semiconductor Equipment - 19.3%
Advanced Micro Devices Inc (d)	126,200	27,452,286
Broadcom Inc	1,695,808	683,342,792
First Solar Inc (d)	132,900	36,271,068
Lam Research Corp	83,800	13,072,800
Marvell Technology Inc	814,500	72,816,300
Micron Technology Inc	129,400	30,600,512
NVIDIA Corp	8,839,958	1,564,672,566
		2,428,228,324
Software - 14.0%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	2,071,818	1,408,836
Cadence Design Systems Inc (d)	141,600	44,156,544
Datadog Inc Class A (d)	357,800	57,251,578
Microsoft Corp	2,782,344	1,368,941,071
Oracle Corp	806,009	162,773,518
Palantir Technologies Inc Class A (d)	397,300	66,925,185
Synopsys Inc (d)	142,600	59,608,226
Via Transportation Inc (d)	12,200	424,926
		1,761,489,884
Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc	2,502,468	697,813,202
TOTAL INFORMATION TECHNOLOGY		5,152,092,355

Materials - 0.8%
Chemicals - 0.7%
Corteva Inc	762,700	51,459,369
Sherwin-Williams Co/The	104,300	35,846,867
		87,306,236
Construction Materials - 0.1%
Vulcan Materials Co	46,500	13,821,660
TOTAL MATERIALS		101,127,896

Real Estate - 0.7%
Health Care REITs - 0.3%
Ventas Inc	458,900	37,001,107
Real Estate Management & Development - 0.4%
Zillow Group Inc Class C (d)	738,700	54,944,506
TOTAL REAL ESTATE		91,945,613

Utilities - 1.1%
Electric Utilities - 0.9%
Constellation Energy Corp	74,800	27,254,128
NRG Energy Inc	495,600	83,999,244
		111,253,372
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	166,600	29,798,076
TOTAL UTILITIES		141,051,448

TOTAL UNITED STATES		11,386,479,347
TOTAL COMMON STOCKS (Cost $8,601,990,030)		12,546,669,500

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (b)(c)(f) (Cost $1,619,000)	1,619,000	1,598,277

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	846	1,392,634
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	154	253,506

TOTAL AUSTRALIA		1,646,140
UNITED STATES - 0.6%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	57,400	737,590
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	111,100	212,201
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	208,346	8,917,209
Anduril Industries Inc Series G (b)(c)	13,400	573,520
		9,490,729
Information Technology - 0.5%
IT Services - 0.2%
X.Ai Holdings Corp Series C (b)(c)	378,200	26,504,256
Software - 0.3%
Anthropic PBC Series F (b)(c)	49,200	6,935,232
Asapp Inc Series C (b)(c)(d)	367,427	433,564
Asapp Inc Series D (b)(c)(d)	3,611,038	3,466,596
Databricks Inc Series K (b)(c)	46,800	8,392,176
Openai Group Pbc Series A-2 (b)(c)	34,033	14,788,700
		34,016,268
TOTAL INFORMATION TECHNOLOGY		60,520,524

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(d)	76,285	980,262
Illuminated Holdings Inc Series C3 (b)(c)(d)	95,356	1,225,325
Illuminated Holdings Inc Series C4 (b)(c)(d)	27,230	349,906
Illuminated Holdings Inc Series C5 (b)(c)(d)	53,844	691,895
		3,247,388
TOTAL UNITED STATES		74,208,432
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $60,320,916)		75,854,572

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (b)(c)(f) (Cost $2,252,000)	2,252,000	2,854,860

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	11,616,145	11,618,468
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	89,919	89,928
TOTAL MONEY MARKET FUNDS (Cost $11,708,396)			11,708,396

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $8,677,890,342)	12,638,685,605
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(9,729,129)
NET ASSETS - 100.0%	12,628,956,476

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,301,367 or 0.7% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	732,470

Anduril Industries Inc Class B	6/16/2025	57,195

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	4,528,734

Anduril Industries Inc Series G	4/17/2025	547,829

Anthropic PBC Series F	8/18/2025	6,935,606

Asapp Inc Series C	4/30/2021	2,423,953

Asapp Inc Series D	8/29/2023	13,944,023

Asapp Inc warrants 8/28/2028	8/29/2023	1

Blu Homes Inc	5/21/2020	20,968

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	9,382,998

Canva Australia Holdings Pty Ltd Series A	9/22/2023	902,395

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	164,266

Databricks Inc Series K	9/8/2025	7,020,000

ElevateBio LLC Series C	3/9/2021	466,064

Epic Games Inc	3/29/2021	2,910,765

Illuminated Holdings Inc 15%	6/14/2023	1,619,000

Illuminated Holdings Inc 15%	9/27/2023	2,252,000

Illuminated Holdings Inc Series C2	7/7/2020	1,907,125

Illuminated Holdings Inc Series C3	7/7/2020	2,860,680

Illuminated Holdings Inc Series C4	1/8/2021	980,280

Illuminated Holdings Inc Series C5	6/16/2021	2,326,061

Openai Group Pbc Series A-2	9/30/2024	6,393,400

X.Ai Holdings Corp Series C	11/22/2024	8,188,030

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	278,492,104	3,581,713,420	3,848,587,972	9,046,642	916	-	11,618,468	11,616,145	0.0%
Fidelity Securities Lending Cash Central Fund	10,560,313	439,322,218	449,792,597	1,314,814	(6)	-	89,928	89,919	0.0%
Total	289,052,417	4,021,035,638	4,298,380,569	10,361,456	910	-	11,708,396

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,904,698,295	1,740,420,562	162,139,587	2,138,146
Consumer Discretionary	1,377,345,603	1,377,341,845	-	3,758
Consumer Staples	189,651,248	189,651,248	-	-
Energy	72,726,274	72,726,274	-	-
Financials	964,626,879	964,626,879	-	-
Health Care	1,005,455,977	1,005,445,947	-	10,030
Industrials	849,792,372	849,732,452	-	59,920
Information Technology	5,696,249,076	5,589,404,965	96,052,277	10,791,834
Materials	253,126,715	253,126,715	-	-
Real Estate	91,945,613	91,945,613	-	-
Utilities	141,051,448	141,051,448	-	-

Convertible Corporate Bonds
Materials	1,598,277	-	-	1,598,277

Convertible Preferred Stocks
Financials	737,590	-	-	737,590
Health Care	212,201	-	-	212,201
Industrials	9,490,729	-	-	9,490,729
Information Technology	62,166,664	-	-	62,166,664
Materials	3,247,388	-	-	3,247,388

Preferred Securities
Materials	2,854,860	-	-	2,854,860

Money Market Funds	11,708,396	11,708,396	-	-
Total Investments in Securities:	12,638,685,605	12,287,182,344	258,191,864	93,311,397
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $84,700) - See accompanying schedule:
Unaffiliated issuers (cost $8,666,181,946)	$12,626,977,209
Fidelity Central Funds (cost $11,708,396)	11,708,396

Total Investment in Securities (cost $8,677,890,342)		$12,638,685,605
Foreign currency held at value (cost $1,313,425)		1,245,858
Receivable for investments sold		1,263,316
Receivable for fund shares sold		3,430,693
Dividends receivable		4,384,019
Interest receivable		449,258
Distributions receivable from Fidelity Central Funds		82,761
Prepaid expenses		11,781
Other receivables		259,470
Total assets		12,649,812,761
Liabilities
Payable for fund shares redeemed	$12,547,307
Accrued management fee	6,455,293
Distribution and service plan fees payable	1,634,409
Other payables and accrued expenses	134,576
Collateral on securities loaned	84,700
Total liabilities		20,856,285
Net Assets		$12,628,956,476
Net Assets consist of:
Paid in capital		$8,606,646,672
Total accumulated earnings (loss)		4,022,309,804
Net Assets		$12,628,956,476

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,933,662,069 ÷ 129,115,593 shares)(a)		$22.72
Maximum offering price per share (100/94.25 of $22.72)		$24.11
Class M :
Net Asset Value and redemption price per share ($2,049,104,660 ÷ 94,630,566 shares)(a)		$21.65
Maximum offering price per share (100/96.50 of $21.65)		$22.44
Class C :
Net Asset Value and offering price per share ($217,958,870 ÷ 13,593,571 shares)(a)		$16.03
Class I :
Net Asset Value, offering price and redemption price per share ($4,148,613,225 ÷ 154,062,502 shares)		$26.93
Class Z :
Net Asset Value, offering price and redemption price per share ($3,279,617,652 ÷ 119,537,180 shares)		$27.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$66,111,375
Interest		347,737
Income from Fidelity Central Funds (including $1,314,814 from security lending)		10,361,456
Total income		76,820,568
Expenses
Management fee	$74,752,380
Distribution and service plan fees	18,705,589
Custodian fees and expenses	184,251
Independent trustees' fees and expenses	46,871
Registration fees	220,353
Audit fees	88,508
Legal	11,645
Interest	45,071
Miscellaneous	60,196
Total expenses before reductions	94,114,864
Expense reductions	(8,925)
Total expenses after reductions		94,105,939
Net Investment income (loss)		(17,285,371)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	326,059,339
Redemptions in-kind	1,105,963,901
Fidelity Central Funds	910
Foreign currency transactions	(310,056)
Futures contracts	3,410,361
Total net realized gain (loss)		1,435,124,455
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	135,971,802
Assets and liabilities in foreign currencies	(52,899)
Total change in net unrealized appreciation (depreciation)		135,918,903
Net gain (loss)		1,571,043,358
Net increase (decrease) in net assets resulting from operations		$1,553,757,987
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(17,285,371)	$(24,251,419)
Net realized gain (loss)	1,435,124,455	1,880,966,330
Change in net unrealized appreciation (depreciation)	135,918,903	1,246,638,682
Net increase (decrease) in net assets resulting from operations	1,553,757,987	3,103,353,593
Distributions to shareholders	(1,221,176,028)	(42,611,263)

Share transactions - net increase (decrease)	461,183,418	1,063,833,563
Total increase (decrease) in net assets	793,765,377	4,124,575,893

Net Assets
Beginning of period	11,835,191,099	7,710,615,206
End of period	$12,628,956,476	$11,835,191,099

Financial Highlights
Fidelity Advisor® Equity Growth Fund Class A

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.52	$16.39	$13.85	$19.23	$17.06
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.07)	(.02)	(.02)	- C
Net realized and unrealized gain (loss)	2.74	6.30	2.85	(3.14)	4.08
Total from investment operations	2.68	6.23	2.83	(3.16)	4.08
Distributions from net realized gain	(2.48)	(.10)	(.29)	(2.22)	(1.91)
Total distributions	(2.48)	(.10)	(.29)	(2.22)	(1.91)
Net asset value, end of period	$22.72	$22.52	$16.39	$13.85	$19.23
Total Return D,E	13.23%	38.17%	21.03%	(18.79)%	26.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91%	.93%	.96%	.97%	.97%
Expenses net of fee waivers, if any	.91%	.92%	.96%	.97%	.97%
Expenses net of all reductions, if any	.91%	.92%	.96%	.97%	.97%
Net investment income (loss)	(.27)%	(.35)%	(.16)%	(.11)%	(.02)% C
Supplemental Data
Net assets, end of period (000 omitted)	$2,933,662	$2,674,749	$1,821,007	$1,421,852	$1,751,645
Portfolio turnover rate H	69 % I	52% I	43%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class M

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.62	$15.78	$13.38	$18.64	$16.60
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.11)	(.06)	(.05)	(.04) C
Net realized and unrealized gain (loss)	2.61	6.05	2.75	(3.04)	3.95
Total from investment operations	2.51	5.94	2.69	(3.09)	3.91
Distributions from net realized gain	(2.48)	(.10)	(.29)	(2.17)	(1.87)
Total distributions	(2.48)	(.10)	(.29)	(2.17)	(1.87)
Net asset value, end of period	$21.65	$21.62	$15.78	$13.38	$18.64
Total Return D,E	12.97%	37.81%	20.71%	(18.95)%	25.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.16%	1.17%	1.21%	1.21%	1.21%
Expenses net of fee waivers, if any	1.16%	1.16%	1.20%	1.21%	1.21%
Expenses net of all reductions, if any	1.16%	1.16%	1.20%	1.21%	1.21%
Net investment income (loss)	(.52)%	(.59)%	(.40)%	(.36)%	(.26)% C
Supplemental Data
Net assets, end of period (000 omitted)	$2,049,105	$2,060,799	$1,619,005	$1,436,622	$1,937,730
Portfolio turnover rate H	69 % I	52% I	43%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class C

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.72	$12.28	$10.54	$15.14	$13.84
Income from Investment Operations
Net investment income (loss) A,B	(.15)	(.17)	(.10)	(.10)	(.11) C
Net realized and unrealized gain (loss)	1.94	4.71	2.13	(2.39)	3.24
Total from investment operations	1.79	4.54	2.03	(2.49)	3.13
Distributions from net realized gain	(2.48)	(.10)	(.29)	(2.11)	(1.83)
Total distributions	(2.48)	(.10)	(.29)	(2.11)	(1.83)
Net asset value, end of period	$16.03	$16.72	$12.28	$10.54	$15.14
Total Return D,E	12.38%	37.18%	20.01%	(19.38)%	25.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.66%	1.68%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.66%	1.68%	1.74%	1.75%	1.74%
Expenses net of all reductions, if any	1.66%	1.68%	1.74%	1.75%	1.74%
Net investment income (loss)	(1.02)%	(1.11)%	(.93)%	(.89)%	(.79)% C
Supplemental Data
Net assets, end of period (000 omitted)	$217,959	$212,853	$132,579	$97,630	$133,577
Portfolio turnover rate H	69 % I	52% I	43%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.09)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class I

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.17	$18.99	$15.95	$21.82	$19.10
Income from Investment Operations
Net investment income (loss) A,B	- C	(.02)	.02	.02	.05 D
Net realized and unrealized gain (loss)	3.24	7.30	3.31	(3.63)	4.61
Total from investment operations	3.24	7.28	3.33	(3.61)	4.66
Distributions from net realized gain	(2.48)	(.10)	(.29)	(2.26)	(1.94)
Total distributions	(2.48)	(.10)	(.29)	(2.26)	(1.94)
Net asset value, end of period	$26.93	$26.17	$18.99	$15.95	$21.82
Total Return E	13.55%	38.48%	21.40%	(18.62)%	26.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66%	.68%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.66%	.68%	.71%	.71%	.71%
Expenses net of all reductions, if any	.66%	.68%	.71%	.71%	.71%
Net investment income (loss)	(.02)%	(.11)%	.09%	.14%	.24% D
Supplemental Data
Net assets, end of period (000 omitted)	$4,148,613	$3,832,108	$2,548,297	$1,284,799	$1,067,081
Portfolio turnover rate H	69 % I	52% I	43%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.06)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class Z

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.59	$19.27	$16.17	$22.07	$19.30
Income from Investment Operations
Net investment income (loss) A,B	.02	- C	.04	.04	.07 D
Net realized and unrealized gain (loss)	3.31	7.42	3.35	(3.66)	4.66
Total from investment operations	3.33	7.42	3.39	(3.62)	4.73
Distributions from net realized gain	(2.48)	(.10)	(.29)	(2.28)	(1.96)
Total distributions	(2.48)	(.10)	(.29)	(2.28)	(1.96)
Net asset value, end of period	$27.44	$26.59	$19.27	$16.17	$22.07
Total Return E	13.69%	38.65%	21.48%	(18.46)%	26.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54%	.57%	.59%	.60%	.60%
Expenses net of fee waivers, if any	.54%	.56%	.59%	.60%	.60%
Expenses net of all reductions, if any	.54%	.56%	.59%	.60%	.60%
Net investment income (loss)	.10%	.01%	.22%	.26%	.35% D
Supplemental Data
Net assets, end of period (000 omitted)	$3,279,618	$3,054,682	$1,589,727	$644,911	$284,652
Portfolio turnover rate H	69 % I	52% I	43%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Growth Fund	$21,507

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,265,953,639
Gross unrealized depreciation	(312,164,612)
Net unrealized appreciation (depreciation)	$3,953,789,027
Tax Cost	$8,684,896,578

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$69,706,474
Net unrealized appreciation (depreciation) on securities and other investments	$3,953,714,513

The Fund intends to elect to defer to its next fiscal year $1,111,183 of ordinary losses recognized during the period January 1, 2025 to November 30, 2025.

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Long-term Capital Gains	1,221,176,028	42,611,263

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Growth Fund	10,153,280,486	8,129,355,565

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Equity Growth Fund	98,946,770	-	1,105,963,901	1,105,963,901	2,531,622,388

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Equity Growth Fund	23,454,495	466,967,476	586,389,713
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.70
Class I	.67
Class Z	.55

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.65
Class C	.65
Class I	.65
Class Z	.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	6,763,554	194,400
Class M	.25%	.25%	9,866,536	59,088
Class C	.75%	.25%	2,075,499	495,641
			18,705,589	749,129

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,090,562
Class M	27,967
Class CA	2,677
1,121,206

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Growth Fund	119,223

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Equity Growth Fund	Borrower	19,717,105	4.33%	45,071

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Growth Fund	632,456,586	592,462,777	41,782,209
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Equity Growth Fund	16,058
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Growth Fund	136,725	31,808	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,925.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Advisor Equity Growth Fund
Distributions to shareholders
Class A	$295,630,550	$10,699,581
Class M	235,908,092	9,786,871
Class C	31,799,141	1,027,952
Class I	371,558,311	11,788,387
Class Z	286,279,934	9,308,472
Total	$1,221,176,028	$42,611,263
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025	Year ended November 30, 2024	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Advisor Equity Growth Fund
Class A
Shares sold	17,647,068	21,682,387	$359,178,924	$430,357,516
Reinvestment of distributions	13,580,745	581,021	275,553,313	9,923,836
Shares redeemed	(20,893,680)	(14,597,665)	(428,746,321)	(290,336,237)
Net increase (decrease)	10,334,133	7,665,743	$205,985,916	$149,945,115
Class M
Shares sold	6,476,272	7,693,278	$125,663,492	$147,028,167
Reinvestment of distributions	11,903,061	581,524	230,681,326	9,560,259
Shares redeemed	(19,050,604)	(15,572,897)	(371,665,037)	(296,321,833)
Net increase (decrease)	(671,271)	(7,298,095)	$(15,320,219)	$(139,733,407)
Class C
Shares sold	2,941,434	4,580,281	$42,772,142	$68,501,705
Reinvestment of distributions	2,162,064	78,879	31,176,964	1,007,289
Shares redeemed	(4,239,529)	(2,721,738)	(60,336,328)	(39,701,858)
Net increase (decrease)	863,969	1,937,422	$13,612,778	$29,807,136
Class I
Shares sold	149,686,493	77,293,658	$3,754,294,792	$1,843,401,115
Reinvestment of distributions	14,663,719	561,728	351,782,622	11,122,209
Shares redeemed	(156,701,626)	(65,660,385)	(3,947,393,424)	(1,517,446,068)
Net increase (decrease)	7,648,586	12,195,001	$158,683,990	$337,077,256
Class Z
Shares sold	32,051,401	60,101,254	$778,124,699	$1,354,899,335
Reinvestment of distributions	10,688,023	437,765	261,001,510	8,799,087
Shares redeemed	(38,071,907)	(28,182,953)	(940,905,256)	(676,960,959)
Net increase (decrease)	4,667,517	32,356,066	$98,220,953	$686,737,463
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Equity Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Equity Growth Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $311,372,773, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539469.128
EPG-ANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026